UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 78.30%

Corporate-Backed 4.37%

Burke Co Dev - Oglethorpe Power	2.40	%#(a)	1/1/2040	A-		$3,005	$3,010,559
CA Poll Ctl - Waste Mgmt	1.55%		2/1/2019	A-		3,475	3,476,390
IA Fin Auth - Iowa Fertilizer Co	5.00%		12/1/2019	B		1,925	1,979,632
LA Env Facs - Westlake Chem	6.50%		8/1/2029	BBB		8,980	9,796,282
Montgomery Co IDA - Peco Generation	2.50	%#(a)	10/1/2030	BBB		11,875	11,878,800
Montgomery Co IDA - Peco Generation	2.55	%#(a)	6/1/2029	BBB		5,000	5,001,800
Niagara Area Dev Corp - Covanta†	4.00%		11/1/2024	BB-		1,000	1,000,540
NJ EDA - Sch Facs	5.00%		11/1/2024	BBB+		5,000	5,490,600
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB		3,500	3,711,855
Valdez Marine Term - BP	5.00%		1/1/2021	A1		10,000	10,721,400
Yavapai Co IDA - Republic Services	1.45	%#(a)	4/1/2029	BBB+		5,000	5,001,350
Total							61,069,208

Education 4.68%

CA State Univ Sys	5.00%		11/1/2020	Aa2		5,000	5,405,950
Chicago Brd Ed	5.00%		12/1/2019	B		1,210	1,238,943
Chicago Brd Ed	5.00%		12/1/2022	BB-	(c)	1,000	1,044,150
Cleveland State Univ	5.00%		6/1/2019	A+		1,265	1,303,494
Curators Univ Sys	5.00%		11/1/2019	AA+		5,000	5,231,150
IA HI Ed - Wartburg Clg	2.50%		10/1/2020	BB-	(c)	2,735	2,673,490
IL Fin Auth - Noble Chtr Sch	4.00%		9/1/2019	BBB		1,720	1,740,416
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2019	NR		445	454,341
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR		1,535	1,684,724
NY Dorm - Mt Sinai Sch Med	4.00%		7/1/2020	A-		3,000	3,126,330
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2021	A-		2,000	2,172,340
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2018	BBB-		1,000	1,011,450
NY Dorm - SUNY	5.00%		7/1/2021	Aa3		2,000	2,182,080
PA Hi Ed - PA State Univ Sys	5.00%		6/15/2020	Aa3		3,710	3,932,785
Texas A&M Univ	5.00%		5/15/2023	AAA		11,355	12,898,712
Troy Cap Res Corp - RPI	5.00%		8/1/2021	A3		445	483,675
Troy Cap Res Corp - RPI	5.00%		8/1/2022	A3		1,000	1,109,030
Univ of MA Bldg Auth	5.00%		11/1/2021	Aa2		5,150	5,660,571
Univ of NC - Chapel Hill	1.728% (1 Mo. LIBOR * .67 + 0.40	%)#	12/1/2041	AAA		11,875	11,943,994
Total							65,297,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 17.48%

CA State GO	2.101% (1 Mo. LIBOR * .70 + 0.70	%)#	12/1/2028	AA-	$8,000	$8,083,520
CA State GO	2.148% (1 Mo. LIBOR * .70 + 0.76	%)#	12/1/2031	AA-	2,000	2,028,040
CA State GO	5.00%		9/1/2020	AA-	10,000	10,752,400
Chicago Brd Ed	4.00%		12/1/2020	B	3,000	3,032,940
Chicago Brd Ed	4.00%		12/1/2021	B	4,750	4,781,492
Chicago Brd Ed	4.00%		12/1/2022	B	4,000	4,015,960
Chicago Brd Ed	4.00%		12/1/2022	B	3,555	3,569,184
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,645,805
Chicago GO	5.25%		1/1/2023	BBB+	1,235	1,323,105
Chicago GO	5.25%		1/1/2027	BBB+	1,665	1,793,854
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA+	5,000	5,578,700
CT State GO	5.00%		8/15/2021	A1	5,000	5,395,850
CT State GO	5.00%		6/15/2022	A1	3,250	3,557,613
CT State GO	5.00%		11/1/2022	A1	7,700	8,331,246
HI State GO	5.00%		11/1/2021	AA+	5,000	5,507,600
Honolulu GO	1.83% (MUNIPSA * 1 + 1.32	%)#	9/1/2026	Aa1	3,500	3,501,820
Honolulu GO	1.83% (MUNIPSA * 1 + 1.32	%)#	9/1/2027	Aa1	3,500	3,501,820
Honolulu GO	1.83% (MUNIPSA * 1 + 1.32	%)#	9/1/2028	Aa1	2,500	2,501,300
IL State GO	5.00%		2/1/2020	BBB-	820	843,534
IL State GO	5.00%		8/1/2020	BBB-	16,290	16,867,806
IL State GO	5.00%		2/1/2021	BBB-	3,000	3,122,700
IL State GO	5.00%		11/1/2023	BBB-	10,000	10,622,900
IL State GO	5.00%		11/1/2026	BBB-	5,240	5,584,792
New Brunswick GO	3.00%		5/30/2019	NR	10,000	10,112,400
New Caney ISD(d)	3.00	%#(a)	2/15/2050	Aaa	5,000	5,121,300
NJ EDA - Motor Vehicle Surcharge Sub Rev	4.00%		7/1/2022	BBB+	3,500	3,637,515
NJ State GO	5.00%		6/1/2019	A-	13,400	13,799,186
NYC GO	5.00%		8/1/2019	AA	5,585	5,792,539
NYC GO	5.00%		8/1/2019	AA	14,885	15,438,127
NYC GO	5.00%		8/1/2021	AA	7,410	8,107,429
NYC GO	5.00%		8/1/2022	AA	3,200	3,579,424
PA State GO	5.00%		8/15/2020	Aa3	10,000	10,629,200
Philadelphia Sch Dist	5.00%		9/1/2020	A2	2,500	2,659,425
Philadelphia Sch Dist (The)	5.00%		9/1/2021	A2	930	1,007,590
Philadelphia Sch Dist (The)	5.00%		9/1/2022	A2	550	605,143
Philadelphia Sch Dist (The)	5.00%		9/1/2023	A2	500	556,315
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa3	5,755	5,968,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Scranton Sch Dist	2.198	%#(a)	4/1/2031	A2		$5,750	$5,770,757
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB+		6,825	6,909,562
WA State GO	5.00%		8/1/2020	AA+		3,000	3,202,500
West Fargo GO(d)	2.15%		5/1/2021	NR		5,000	5,000,350
WI State GO	5.00%		5/1/2020	Aa1		7,110	7,539,586
WI State GO	5.00%		11/1/2022	Aa1		5,000	5,638,700
WV St GO	2.00%		6/1/2021	Aa2		2,105	2,113,294
Total							244,132,546

Health Care 13.51%

AK IDA - Yukon Koskokwim Hlth	3.50%		12/1/2020	NR		1,000	1,013,350
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		1,430	1,504,818
AZ Hlth Facs - Phoenix Childrens Hsp	3.36% (MUNIPSA * 1 + 1.85	%)#	2/1/2048	A-		11,500	11,672,960
CA Hlth - St Joseph Hlth	5.00	%#(a)	7/1/2034	AA-		1,800	2,020,968
CA Hlth - St Joseph Hlth	5.00	%#(a)	7/1/2043	AA-		5,000	5,203,900
CA Hlth - Sutter Hlth	5.00%		11/15/2023	AA-		2,000	2,309,340
CA Hlth - Sutter Hlth	5.00%		11/15/2025	AA-		3,100	3,680,289
CA Hlth Facs - Kaiser Permanente	5.00%		11/1/2027	AA-		3,050	3,717,675
CA Stwde - Viamonte	3.00%		7/1/2026	AA-		4,500	4,564,980
CA Stwde - Viamonte	3.00%		7/1/2027	AA-		2,250	2,278,665
CO Hlth Facs - Christian Living Nghbrhds	4.00%		1/1/2021	NR		350	362,191
CT Hlth & Ed - Yale New Haven Hsp	1.878% (1 Mo. LIBOR * .67 + 0.55	%)#	7/1/2049	AA-		10,000	10,002,200
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2025	Baa3		1,500	1,649,475
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,321,750
Duluth EDA - St Lukes Hsp	4.75%		6/15/2022	NR		2,735	2,777,611
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,544,221
Fairfax Co IDA - Inova Hlth	5.00%		5/15/2022	AA+		8,160	9,085,670
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2021	A-		1,750	1,893,360
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2022	A-		2,000	2,206,580
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2023	A-		1,500	1,681,785
IL Fin Auth - Northwestern Mem Hlth	5.00	%#(a)	7/15/2057	AA+		4,000	4,477,680
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(c)	1,225	1,333,131
IL Fin Auth - Presence Health	5.00%		2/15/2021	AA+		5,095	5,494,856
IL Fin Auth - Presence Health	5.00%		2/15/2022	AA+		4,000	4,410,680
IL Fin Auth - Rush Univ Med	5.00%		11/15/2020	A+		500	535,455
IL Fin Auth - Rush Univ Med	5.00%		11/15/2021	A+		695	760,400
Kanabec Co Hlth - Firstlight Hlth	2.75%		12/1/2019	NR		2,600	2,601,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Karnes Co Hsp Dist	4.00%		2/1/2019	A	(c)	$530	$534,982
Kirkwood IDA - Aberdeen Hts	5.00%		5/15/2022	BB	(c)	805	861,817
Lancaster Co Hosp Auth - Bretheren Village	5.00%		7/1/2025	BB+	(c)	650	720,655
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2022	BB+	(c)	1,720	1,851,821
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2025	BB+	(c)	990	1,090,059
MA DFA - Partners Hlth	2.01% (MUNIPSA * 1 + 0.50	%)#	7/1/2038	AA-		5,000	5,032,700
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%		7/1/2020	BBB		3,000	3,166,650
MI Fin Auth - Henry Ford Hlth	5.00%		11/15/2022	A3		1,770	1,963,532
MI Fin Auth - Trinity Health	5.00%		12/1/2026	AA-		2,250	2,648,115
Monroeville Pa Fin Auth - UPMC Hlth	3.00%		2/15/2023	A+		2,510	2,585,576
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2020	Baa3		1,235	1,280,016
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2021	Baa3		2,000	2,107,860
Morgan Co Hosp - USDA Replacement Proj	2.75%		9/1/2019	NR		2,030	2,038,282
MS Equip Facs - MS Baptist Hlth	2.81% (MUNIPSA * 1 + 1.30	%)#	8/15/2036	BBB+		7,000	7,053,970
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%		2/15/2019	BB+		1,450	1,471,735
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,351,288
NC Med - Southminster	5.00%		10/1/2023	NR		750	820,733
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2023	Aa2		1,000	1,138,410
NH Hlth & Ed - Hillside Village†	3.50%		7/1/2022	NR		400	401,320
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2026	AA-		3,900	4,580,940
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	965,871
Northampton Co - St. Lukes Univ Hlth	2.449	%#(a)	8/15/2048	A-		8,000	8,019,360
NY Dorm - Orange Regl Med Ctr†	4.00%		12/1/2019	BBB-		1,500	1,534,545
NY Dorm - Orange Regl Med Ctr†	4.00%		12/1/2020	BBB-		1,000	1,035,820
NY Dorm - Orange Regl Med Ctr†	4.00%		12/1/2021	BBB-		1,200	1,254,480
OH Hsp - Cleveland Clinic	5.00%		1/1/2021	AA		3,440	3,704,708
OK DFA - OU Med	5.00%		8/15/2025	Baa3		550	616,259
OK DFA - OU Med	5.00%		8/15/2026	Baa3		800	900,976
Owensboro Health	5.00%		6/1/2025	Baa3		1,400	1,543,234
Palomar Hlth	5.00%		11/1/2021	BBB-		500	536,350
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2022	BBB-		2,000	2,165,980
Rockville Eco Dev - Ingleside at King Farm	2.50%		11/1/2024	BB	(c)	1,400	1,382,178
San Buenaventura - Cmnty Mem Hlth	5.75%		12/1/2018	BB		1,800	1,826,694
Sartell Hlth Care - Country Manor	4.00%		9/1/2020	NR		1,435	1,464,776
SE Port Auth - Memorial Hlth	5.00%		12/1/2022	BB-	(c)	3,750	3,904,237
South Central Reg Med Ctr	1.70%		3/1/2020	NR		7,500	7,456,050
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2022	A1		1,000	1,106,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2023	A1		$1,350	$1,518,723
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2019	A+		1,230	1,285,264
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2020	A+		1,255	1,345,498
Tarrant Co Cultural - Buckner	3.875%	11/15/2022	NR		550	550,330
Tempe IDA - ASU Mirabella†	4.00%	10/1/2023	NR		2,060	2,072,216
Tulsa Co Industrial Auth - Montereau	5.00%	11/15/2026	BBB-	(c)	500	561,685
WA Hlth - Fred Hutchinson Cancer Ctr	2.508% (1 Mo. LIBOR * .67 + 1.10%)#	1/1/2042	A+		4,000	4,051,560
WI Hlth & Ed - American Baptist	3.50%	8/1/2022	NR		500	502,010
WI Hlth & Ed - Tomah Hosp	2.65%	11/1/2020	NR		3,375	3,370,410
WI PFA - Mary’s Woods†	3.00%	11/15/2022	BB	(c)	1,100	1,102,519
Total						188,584,824

Housing 0.17%

CA Stwde - CHF-Irvine LLC	5.00%	5/15/2022	Baa1		1,000	1,104,390
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2023	Baa3		100	110,679
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2026	Baa3		175	198,119
WA Hsg - Emerald Heights	4.00%	7/1/2018	A-	(c)	1,000	1,000,000
Total						2,413,188

Lease Obligations 4.75%

Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+		750	797,213
CA Pub Wks - Dept of Correction	5.00%	1/1/2020	A+		5,000	5,260,700
CA Pub Wks - Lease Rev	5.00%	10/1/2026	A+		1,500	1,796,295
CA Pub Wks - Lease Rev	5.00%	10/1/2027	A+		3,300	3,995,244
Comm of PA COPS	5.00%	7/1/2023	A2		500	557,105
Comm of PA COPS	5.00%	7/1/2025	A2		500	564,690
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2021	A1		5,000	5,445,050
KY Ppty & Bldgs Commn - Proj #84 (NPFGC)(FGIC)	5.00%	8/1/2020	A1		5,000	5,301,600
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA		1,000	1,038,800
New Jersey Transp Tr Fnd Auth	5.00%	6/15/2019	BBB+		1,250	1,284,988
NJ EDA - Sch Facs	5.00%	6/15/2021	BBB+		4,490	4,779,560
NJ EDA - Sch Facs	5.00%	3/1/2022	BBB+		2,310	2,475,604
NJ EDA - Sch Facs	5.00%	6/15/2022	Baa1		900	968,652
NJ EDA - Sch Facs	5.00%	6/15/2022	BBB+		515	554,284
NJ EDA - Sch Facs	5.00%	11/1/2022	BBB+		3,275	3,542,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ EDA - Sch Facs	5.00%		3/1/2023	BBB+	$3,565	$3,859,933
NJ EDA - Sch Facs	5.00%		3/1/2025	BBB+	5,205	5,584,184
NJ EDA - Sch Facs	5.00%		6/15/2025	Baa1	1,250	1,375,288
NJ EDA - Sch Facs (AMBAC)	5.50%		12/15/2019	BBB+	5,565	5,835,403
NJ Trans Trust Fund	5.00%		6/15/2019	BBB+	7,460	7,668,805
South Florida Wtr Mgt Dist COP	5.00%		10/1/2022	AA	1,500	1,676,355
Twin Rivers USD COP (AGM)	3.20	%#(a)	6/1/2041	AA	1,910	1,912,540
Total						66,275,286

Other Revenue 2.82%

Black Belt Energy - RBC	4.00	%#(a)	8/1/2047	A1	2,125	2,257,111
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2021	BBB-	1,105	1,198,008
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2022	BBB-	1,250	1,380,800
CA Infra & Econ Dev - Segerstrom Center	5.00%		7/1/2023	A-	5,725	6,490,833
CA Infra - Paul Getty Trust	1.98% (3 Mo. LIBOR * .70 + 0.37	%)#	4/1/2038	AAA	7,500	7,525,950
CA St Infra - LA Co Museum of Art	2.115% (1 Mo. LIBOR * .70 + 0.65	%)#	12/1/2050	A3	4,000	4,016,400
Florence Twn IDA - Legacy Trad Sch	4.00%		7/1/2018	Ba1	110	110,000
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,372,654
Miami Dade Co IDA - Waste Mgmt	1.75	%#(a)	9/1/2027	A-	4,900	4,885,888
Phoenix IDA - Basis Schs†(d)	3.00%		7/1/2020	BB	740	733,636
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2022	A3	5,800	6,440,552
Total						39,411,832

Special Tax 1.29%

Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba1	1,050	1,131,281
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba1	250	269,045
Brea Redev Agy	5.00%		8/1/2019	AA-	2,000	2,076,280
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,250,234
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2018	A+	1,250	1,255,437
CT Spl Tax - Trans Infra	5.00%		1/1/2026	AA	5,000	5,699,100
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%		9/1/2021	AA	1,000	1,095,620
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%		9/1/2022	AA	3,370	3,774,501
Village CDD #12†	3.25%		5/1/2023	NR	500	503,775
Total						18,055,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 2.17%

FL Dept Env Protn - Florida Forever	5.00%		7/1/2021	AA-		$7,610	$8,293,530
FL Dept Env Protn - Florida Forever	5.00%		7/1/2022	AA-		3,410	3,802,252
Jefferson Co - Sch Warrant	5.00%		9/15/2023	AA		2,000	2,256,880
MD Dept Trans	4.00%		9/1/2026	AAA		4,750	5,287,748
NYC TFA - Future Tax	5.00%		11/1/2021	AAA		5,260	5,799,413
Phoenix Civic Impt Corp - Light Rail Proj	5.00%		7/1/2019	AA		4,670	4,829,340
Total							30,269,163

Tobacco 3.38%

Buckeye Tobacco	5.125%		6/1/2024	B-		4,780	4,775,937
Chicago Brd Ed	4.00%		12/1/2021	B		3,400	3,422,542
Golden St Tobacco	5.00%		6/1/2020	A+		5,300	5,624,360
Inland Empire Tobacco	4.625%		6/1/2021	NR		1,545	1,545,433
PA Tob Settlement	5.00%		6/1/2022	A1		2,250	2,466,225
PA Tob Settlement	5.00%		6/1/2023	A1		1,125	1,252,553
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A		16,010	17,379,335
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR		4,000	3,986,120
Tobacco Settlement Auth WA	5.00%		6/1/2019	A		4,990	5,139,550
TSASC	5.00%		6/1/2021	A		1,500	1,615,575
Total							47,207,630

Transportation 9.79%

Bay Area Toll Auth	2.166% (3 Mo. LIBOR * .70 + 0.55	%)#	4/1/2045	AA		10,800	10,883,268
Bay Area Toll Auth	2.21% (MUNIPSA * 1 + 0.70	%)#	4/1/2047	AA		8,000	8,030,400
Bay Area Toll Auth	4.00%		4/1/2029	AA-		1,200	1,318,776
Central TX Mobility Auth	5.00	%#(a)	1/1/2045	BBB+		5,000	5,271,700
Central TX Tpk	5.00	%#(a)	8/15/2042	A-		8,000	8,402,160
Chicago O’Hare Arpt	5.00%		1/1/2021	A		1,500	1,607,070
Chicago Trans Auth	5.00%		6/1/2025	NR		2,000	2,250,600
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA		455	497,947
Cleveland Arpt (AGM)	5.00%		1/1/2023	AA		1,000	1,112,850
Denver City & Co Arpt	2.248% (1 Mo. LIBOR * .70 + 0.86	%)#	11/15/2031	A+		2,890	2,900,115
E470 Pub Hwy Auth	2.458% (1 Mo. LIBOR * .67 + 1.05	%)#	9/1/2039	A		2,000	2,021,000
E470 Pub Hwy Auth	5.00%		9/1/2019	A		1,000	1,036,580
Grand Parkway Trans Corp	5.00%		2/1/2023	A	(c)	10,000	11,116,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Harris Co Toll Rd	5.00%		8/15/2021	Aa2		$1,500	$1,639,080
IL Reg Trans Dist	5.00%		7/1/2024	AA	(c)	2,000	2,274,360
IL Reg Trans Dist	5.00%		7/1/2025	AA	(c)	2,500	2,867,675
IL Toll Hwy Auth	5.00%		12/1/2019	AA-		7,500	7,844,625
LA Offshore Term Auth - LOOP	2.00	%#(a)	10/1/2040	BBB+		2,000	1,986,260
MTA NY	5.00%		5/15/2021	NR		15,000	16,209,150
NC Tpk Auth - Triangle Exprs (AGM)	5.00%		1/1/2028	AA		1,500	1,729,560
NH Turnpike Sys	5.00%		10/1/2021	A+		5,000	5,467,150
NJ Tpk Auth	2.138% (1 Mo. LIBOR * .70 + 0.75	%)#	1/1/2030	NR		2,500	2,526,350
NJ Tpk Auth	5.00%		1/1/2020	A+		5,000	5,235,650
NJ Tpk Auth	5.00%		1/1/2027	A2		3,200	3,773,952
NJ Trans Trust Fund	5.00%		6/15/2023	A+		7,210	7,847,869
North TX Twy Auth	5.00%		1/1/2020	A1		2,500	2,622,375
North TX Twy Auth	5.00%		1/1/2023	A1		4,050	4,547,502
Port Auth NY & NJ - JFK IAT	5.00%		12/1/2020	Baa1		4,465	4,654,093
Triborough Brdg & Tunl Auth	5.00%		11/15/2021	AA-		5,000	5,523,750
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+		1,650	1,842,786
Wayne Co Arpt	5.00%		12/1/2022	A2		1,500	1,668,930
Total							136,709,583

Utilities 13.89%

CA Dept Wtr Res Wtr - Central Valley	1.88% (MUNIPSA * 1 + 1.37	%)#	12/1/2035	AAA		8,500	8,529,240
CA Dept Wtr Res Wtr - Central Valley	5.00%		12/1/2019	NR		205	215,068
Central Plains - Goldman Sachs	5.00%		9/1/2027	BBB+		1,305	1,489,083
Chicago Wastewater	5.00%		1/1/2021	A		1,000	1,067,600
Chicago Wastewater	5.00%		1/1/2022	A		2,000	2,179,620
Chicago Water	5.00%		11/1/2021	A		1,125	1,222,493
Chicago Water	5.00%		11/1/2022	A		1,000	1,107,540
Chicago Water (AGM)	5.00%		11/1/2028	AA		2,500	2,869,000
City of Rockport Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-		3,500	3,521,665
CO Public Auth - ML	5.75%		11/15/2018	A-		1,660	1,684,236
Detroit Water	5.00%		7/1/2021	A-		420	454,532
Detroit Water	5.00%		7/1/2022	A-		500	552,045
Escambia Co PCR - Gulf Power	2.60%		6/1/2023	A2		3,000	3,001,350
Farmington Poll Ctl - NM Pub Svc	1.875	%#(a)	4/1/2033	BBB+		4,000	3,906,600
Floyd Co Dev - GA Power	2.35	%#(a)	7/1/2022	A3		1,500	1,507,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	$1,000	$1,038,170
Houston Util Sys	5.00%		5/15/2020	AA	5,000	5,298,000
IL Fin Auth - Peoples Gas	1.875	%#(a)	2/1/2033	Aa3	6,500	6,445,530
JEA Elec Sys	5.00%		10/1/2020	NR	150	160,302
JEA Elec Sys	5.00%		10/1/2020	A+	635	679,628
KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	A-	1,700	1,710,693
KY Pub Energy Auth - Peak Energy	4.00	%#(a)	4/1/2048	A3	15,435	16,470,225
Lehigh Co IDA - PPL Elec Util	1.80	%#(a)	2/15/2027	A1	4,000	3,931,120
Lehigh Co IDA - PPL Elec Util	1.80	%#(a)	9/1/2029	A1	3,000	2,936,100
Long Island Power Auth	2.038% (1 Mo. LIBOR * .70 + 0.65	%)#	5/1/2033	A-	10,000	10,002,000
Long Island Power Auth	5.00%		9/1/2026	A-	500	589,320
Long Island Power Auth	5.00%		9/1/2027	A-	500	591,875
Louisa IDA - VA Elec & Pwr Co	1.85	%#(a)	11/1/2035	A2	7,750	7,749,922
Main St Nat Gas - RBC	4.00	%#(a)	4/1/2048	A1	8,000	8,565,440
Maricopa Co Poll Ctl - NM Pub Svc	2.40	%#(a)	6/1/2043	BBB+	7,500	7,519,500
MEAG - Proj 1	5.00%		1/1/2021	A	7,000	7,487,270
MI Strat Fund - Detroit Edison	1.45	%#(a)	9/1/2030	Aa3	2,000	1,925,300
Monroe Co PCR - Gulf Power	2.00	%#(a)	9/1/2037	A2	6,000	5,964,240
Peninsula Ports Auth - Dominion	1.55	%#(a)	10/1/2033	BBB	3,000	2,993,340
Philadelphia Gas Works	5.00%		8/1/2019	A	7,500	7,759,050
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,121,900
Philadelphia Gas Works	5.00%		8/1/2022	A	750	829,305
Philadelphia Gas Works	5.00%		8/1/2023	A	850	954,176
Philadelphia Gas Works	5.00%		8/1/2024	A	800	908,240
Philadelphia Water & Wastewater	5.00%		11/1/2023	A1	900	1,026,009
Portland Sewer Sys	5.00%		10/1/2022	Aa1	5,000	5,622,500
PR Elec Pwr Auth(e)	5.25%		7/1/2018	Ca	2,000	895,000
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A3	4,350	4,773,473
SE AL Gas Dist - Goldman Sachs	4.00	%#(a)	4/1/2049	A3	14,250	15,223,132
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2020	AA	1,000	1,071,700
TEAC - Goldman Sachs	4.00	%#(a)	5/1/2048	A3	2,850	3,037,844
TEAC - Goldman Sachs	5.25%		9/1/2018	A3	5,755	5,788,321
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2018	A3	3,000	3,044,160
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2019	A3	1,000	1,042,950
Utility Debt Sec Auth - LIPA	5.00%		9/1/2022	A-	2,000	2,228,200
Wise Co IDA - VA Elec & Pwr Co	2.15	%#(a)	10/1/2040	A2	5,425	5,426,085
WV EDA - Appalachian Pwr	2.625	%#(a)	12/1/2042	A-	3,000	3,004,410
York Co EDA - VA Elec & Pwr Co	1.875	%#(a)	5/1/2033	A2	3,750	3,750,788
Total						193,872,730
Total Municipal Bonds (cost $1,093,388,646)						1,093,298,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 21.38%

Variable Rate Demand Notes 21.38%

Corporate-Backed 3.70%

Columbia IDB - Alabama Pwr	1.57%	7/2/2018	12/1/2037	A1	$31,650	$31,650,000
St James Parish - Nucor Steel	1.63%	7/4/2018	11/1/2040	A-	20,000	20,000,000
Total						51,650,000

Education 0.31%

Met Govt Nashville H & E - Fisk Univ(d)	1.80%	7/5/2018	12/1/2020	NR	4,335	4,335,000

General Obligation 0.11%

NYC GO	1.53%	7/2/2018	6/1/2044	AA	1,500	1,500,000

Health Care 6.43%

AR DFA - Baptist Mem Hlth	2.04%	7/2/2018	9/1/2044	BBB+	15,000	15,000,000
IL Fin Auth - Advocate Hlth	1.55%	7/4/2018	11/1/2038	AA+	38,500	38,500,000
NJ Hlth - Christian Hlth Care Ctr(d)	1.80%	7/5/2018	7/1/2038	BBB+	6,545	6,545,000
OH Hosp - Univ Hosp Hlth Sys	1.80%	7/2/2018	1/15/2033	A	29,720	29,720,000
Total						89,765,000

Housing 1.21%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	1.68%	7/2/2018	7/1/2047	Aaa	16,900	16,900,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Money Market Securities 0.93%

NYC TFA	1.65%	7/2/2018	11/1/2022	AAA	$13,020	$13,020,000

Other Revenue 0.89%

Pima Co IDA - Clark Co Detention†	1.71%	7/5/2018	9/1/2033	AA	6,500	6,500,000
WI Hlth & Ed - Maranatha Baptist	2.26%	7/5/2018	8/1/2026	BBB+	5,900	5,900,000
Total						12,400,000

Tax Revenue 1.75%

NYC TFA	1.65%	7/2/2018	8/1/2023	AAA	16,575	16,575,000
NYC TFA - Future Tax	1.70%	7/2/2018	11/1/2022	AAA	7,925	7,925,000
Total						24,500,000

Utilities 6.05%

Appling Co Dev - GA Power	1.69%	7/2/2018	9/1/2041	A-	39,100	39,100,000
Appling Co Dev - GA Power	1.69%	7/2/2018	9/1/2029	A-	7,200	7,200,000
Gainesville Utilities	1.50%	7/4/2018	10/1/2038	AA-	18,900	18,900,000
NYC Muni Water	1.65%	7/2/2018	8/1/2022	AAA	3,730	3,730,000
NYC Muni Water	1.70%	7/2/2018	8/1/2031	AAA	15,545	15,545,000
Total						84,475,000

Total Variable Rate Demand Notes (cost $298,545,000)						298,545,000

Total Short-Term Investments (cost $298,545,000)						298,545,000

Total Investments in Municipal Bonds 99.68% (cost $1,391,933,646)						1,391,843,888

Cash and Other Assets in Excess of Liabilities 0.32%						4,414,264

Net Assets 100.00%						$1,396,258,152

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,093,298,888	$—	$1,093,298,888
Short-Term Investments
Variable Rate Demand Notes	—	298,545,000	—	298,545,000
Total	$—	$1,391,843,888	$—	$1,391,843,888

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$2,501,100
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(2,501,100)
Balance as of June 30, 2018	$—
Change in unrealized appreciation/depreciation for period ended June 30, 2018, related to Level 3 investments held at June 30, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.88%

Corporate-Backed 6.88%

AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B3		$2,300	$2,299,862
Babylon IDA - Covanta	5.00%		1/1/2019	AA		4,000	4,068,720
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR		3,600	3,940,956
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		550	592,587
Burke Co Dev - Oglethorpe Power	2.40	%#(a)	1/1/2040	A-		4,000	4,007,400
CA Poll Ctl - Waste Mgmt AMT	3.00%		11/1/2025	A-		9,850	9,933,823
Citizens Property Insurance Corp	5.00%		6/1/2022	A+		12,500	13,734,625
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-		1,750	1,891,173
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR		2,980	3,196,229
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB		2,400	2,687,256
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B		10,000	10,702,800
IA Fin Auth - Iowa Fertilizer Co	5.50%		12/1/2022	B		15	15,155
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2026	B		3,365	3,536,043
IN Fin Auth - US Steel	6.00%		12/1/2019	B		3,195	3,302,128
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2026	A1		9,425	10,577,112
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2027	A1		8,300	9,267,780
JFK IAT - American Airlines AMT	5.00%		8/1/2026	BB-		11,750	12,407,295
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA		2,000	2,219,040
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB		8,150	8,056,275
LA Env Facs - Westlake Chem	6.50%		8/1/2029	BBB		6,780	7,396,302
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	A3		1,800	1,947,294
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR		1,500	1,515,390
Martin Co IDA - Indiantown Cogen AMT†	4.20%		12/15/2025	Baa2		6,000	6,105,660
Matagorda Co Nav Dist - AEP TX Central	4.00%		6/1/2030	A-		8,000	8,222,800
MD EDC - Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR		2,570	1,631,950	(g)
Nez Perce CO Poll Ctl - Potlatch	2.75%		10/1/2024	Baa3		7,500	7,414,800
Niagara Area Dev Corp - Covanta†	4.00%		11/1/2024	BB-		6,420	6,423,467
NJ EDA - Continental Airlines AMT	4.875%		9/15/2019	BB		1,650	1,683,545
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB		6,775	7,348,300
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB		13,820	15,023,169
NJ EDA - Sch Facs	5.00%		6/15/2030	A-	(c)	2,000	2,188,540
NJ EDA - Sch Facs	5.00%		6/15/2033	A-	(c)	2,000	2,174,280
NY Energy - Con Ed (XLCA)	2.728% (Auction Rate Based	)#	5/1/2032	A2		10,000	10,000,000
NY Energy RDA - NYSEGC	3.50%		10/1/2029	NR		8,200	8,222,468
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2021	BB-		4,960	5,332,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR		$3,415	$3,516,767
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB		2,330	2,560,367
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB		3,500	3,738,525
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR		1,800	1,830,348
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR		3,750	3,847,613
OK DFA - Waste Mgmt	2.375	%#(a)	12/1/2021	A-		1,665	1,668,513
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB		6,715	7,150,266
Rockdale Co Dev Auth - Pratt Paper AMT†	4.00%		1/1/2038	NR		1,200	1,216,104
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB-		7,710	8,291,103
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB		10,500	11,135,565
Tulsa Mun Arpt - American Airlines AMT	5.00	%#(a)	6/1/2035	BB-		5,000	5,389,850
VA Small Bus Fing - Covanta AMT†	5.00	%#(a)	1/1/2048	B		440	448,166
Valdez Marine Term - BP	5.00%		1/1/2021	A1		10,000	10,721,400
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR		1,105	1,222,285
Valparaiso Facs - Pratt Paper AMT	6.75%		1/1/2034	NR		5,000	5,854,900
West Pace Coop Dist(e)	9.125%		5/1/2039	NR		4,900	2,842,000	(g)
Whiting Env Facs - BP AMT	5.00	%#(a)	11/1/2045	A1		6,855	7,622,074
Whiting Env Facs - BP Rmkt	5.25%		1/1/2021	A1		5,000	5,390,950
WI PFA - TRIPS AMT	5.25%		7/1/2028	BBB		3,750	4,047,788
WI Pub Fin Auth - Celanese AMT	4.30%		11/1/2030	BBB-		2,125	2,209,405
Total							289,770,907

Education 5.20%

AZ Brd Regents COP - Univ of AZ	5.00%		6/1/2021	Aa3		6,745	7,336,334
CA Fin Auth - Biola Univ	5.00%		10/1/2028	Baa1		420	466,276
CA Fin Auth - Biola Univ	5.00%		10/1/2030	Baa1		430	475,382
CA Fin Auth - Biola Univ	5.625%		10/1/2023	Baa1		1,015	1,025,647
CA State Univ Sys	5.00%		11/1/2024	Aa2		5,000	5,507,600
CA State Univ Sys	5.00%		11/1/2026	Aa2		2,750	3,274,562
Carnegie Mellon Univ	5.00%		8/1/2028	AA		2,000	2,396,600
Chicago Brd Ed	5.00%		12/1/2034	BB-	(c)	3,000	3,099,960
Chicago Brd Ed	5.00%		12/1/2036	BB-	(c)	9,000	9,251,370
Clemson Univ	5.00%		5/1/2027	Aa2		5,700	6,711,636
Cleveland State Univ	5.00%		6/1/2024	A+		1,775	1,942,951
Clifton Higher Ed - Intl Ldrshp Sch	5.125%		8/15/2030	NR		3,500	3,567,690
CT Hlth & Ed - Quinnipiac Univ	5.00%		7/1/2033	A-		8,230	9,190,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Cuyahoga CCD	5.00%	8/1/2020	Aa2	$1,800	$1,889,460
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2032	BB+	2,400	2,611,632
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2037	BB+	1,000	1,073,640
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2	7,480	8,279,238
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,000,880
IL Fin Auth - IL Inst of Tech	6.50%	2/1/2023	Baa3	2,000	2,037,880
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A1	8,620	9,434,331
IL Fin Auth - Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,629,705
IL Fin Auth - Roosevelt Univ	6.50%	4/1/2039	Ba3	2,000	2,086,940
IL Fin Auth - Univ Chicago	5.00%	10/1/2030	Aa2	8,000	9,134,480
MA DFA - Boston Med Ctr	5.00%	7/1/2021	BBB	2,855	3,076,834
MA DFA - Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,801,574
MA DFA - Emerson Clg	5.00%	1/1/2027	BBB+	2,700	3,030,048
MA DFA - Emerson Clg	5.00%	1/1/2028	BBB+	1,810	2,025,571
MA DFA - Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,536,600
MA Hlth & Ed - Harvard Univ	5.25%	11/15/2019	NR	695	704,841
NC Cap Facs - High Point Univ	5.00%	5/1/2032	A-	2,500	2,638,675
NH Hlth & Ed - Univ Sys of NH	5.50%	7/1/2020	AA-	1,890	1,964,145
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2025	A1	410	475,116
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2027	A1	3,560	4,139,675
NV Dept of Bus & Ind - Somerset Academy†	4.50%	12/15/2029	BB	750	765,698
NV Dept of Bus & Ind - Somerset Academy†	5.00%	12/15/2038	BB	1,000	1,031,970
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,725,100
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	11,422,800
NY Dorm - NYU	5.00%	7/1/2026	Aa2	1,600	1,902,256
NY Dorm - Pace Univ	5.00%	5/1/2021	BBB-	1,845	1,981,087
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-	980	1,088,849
NY Dorm - Pace Univ	5.00%	5/1/2026	BBB-	980	1,073,904
NY Dorm - SUNY	5.00%	7/1/2026	Aa3	2,000	2,324,600
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	4,880	5,631,374
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	500	579,060
NY Dorm - SUNY	5.00%	7/1/2028	Aa3	4,110	4,711,663
NY Dorm - SUNY	5.00%	7/1/2029	Aa3	2,750	3,162,005
Pima IDA - American Leadership Acad†	4.75%	6/15/2037	NR	4,500	4,494,330
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2029	Baa1	1,500	1,652,160
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2031	Baa1	1,360	1,491,947
Troy Cap Res Corp - RPI	5.00%	8/1/2024	A3	1,000	1,141,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Troy Cap Res Corp - RPI	5.00%		8/1/2025	A3	$2,630	$3,030,102
Troy Cap Res Corp - RPI	5.00%		8/1/2026	A3	1,000	1,154,420
Troy Cap Res Corp - RPI	5.00%		8/1/2027	A3	1,600	1,837,632
Univ of CA	5.00	%#(a)	5/15/2048	AA	10,000	11,499,600
Univ of Houston	5.00%		2/15/2029	AA	10,280	11,889,951
Univ of NC - Chapel Hill	1.728% (1 Mo. LIBOR * .67 + 0.40	%)#	12/1/2041	AAA	7,125	7,166,396
Univ of North Carolina - Wilmington	5.00%		6/1/2023	A1	2,435	2,743,441
Univ of North Carolina - Wilmington	5.00%		6/1/2024	A1	2,560	2,920,166
Western MI Univ (AGC)	5.25%		11/15/2020	AA	3,980	4,035,760
Total						219,275,523

Financial Services 0.63%

Berks Co IDA - Tower Hlth	4.00%		11/1/2031	A	2,280	2,355,286
Berks Co IDA - Tower Hlth	5.00%		11/1/2030	A	1,315	1,495,431
MA Ed Fin Auth AMT	3.625%		7/1/2034	AA	15,000	15,106,500
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2030	Aaa	2,350	2,345,323
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2032	Aaa	2,690	2,754,130
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2034	Aaa	2,400	2,451,216
Total						26,507,886

General Obligation 18.40%

Bellwood GO	5.875%		12/1/2027	A	5,000	5,655,850
Bellwood GO	6.15%		12/1/2032	A	3,770	4,298,931
CA State GO	2.148% (1 Mo. LIBOR * .70 + 0.76	%)#	12/1/2031	AA-	5,000	5,070,100
CA State GO	5.00%		9/1/2021	AA-	15,500	17,087,510
CA State GO	5.00%		2/1/2022	AA-	20,000	22,251,800
CA State GO	5.00%		3/1/2025	AA-	7,000	8,246,000
CA State GO	5.00%		10/1/2027	AA-	10,000	11,322,100
CA State GO	5.00%		11/1/2027	Aa3	5,000	6,094,550
CA State GO	5.00%		9/1/2030	AA-	10,000	11,679,500
CA State GO	5.25%		3/1/2022	AA-	6,320	6,705,078
CA State GO	5.25%		9/1/2024	AA-	10,000	11,081,300
Carmel IN - Bond Bank	5.00%		7/15/2027	AA	2,305	2,707,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chabot/Las Positas CCD	5.00%	8/1/2023	AA	$3,000	$3,454,380
Chicago Brd Ed	5.00%	12/1/2022	B	13,200	13,261,116
Chicago Brd Ed	5.00%	12/1/2029	B	3,000	3,118,410
Chicago Brd Ed	5.00%	12/1/2030	B	3,100	3,211,941
Chicago Brd Ed	5.00%	12/1/2031	B	1,500	1,551,645
Chicago Brd Ed	5.00%	12/1/2031	B	3,100	3,120,832
Chicago Brd Ed	5.00%	12/1/2032	B	1,200	1,239,312
Chicago Brd Ed	5.00%	12/1/2033	B	900	925,731
Chicago Brd Ed	5.00%	12/1/2034	B	475	487,787
Chicago Brd Ed	5.00%	12/1/2035	B	450	460,625
Chicago Brd Ed†	6.75%	12/1/2030	B	5,000	6,021,400
Chicago GO	5.00%	1/1/2022	BBB+	7,770	8,176,371
Chicago GO	5.00%	1/1/2024	BBB+	15,000	16,030,650
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,500,220
Chicago GO	5.00%	1/1/2031	BBB+	2,210	2,325,561
Chicago GO	5.00%	1/1/2034	BBB+	7,625	7,913,911
Chicago GO	5.125%	1/1/2027	BBB+	3,100	3,319,697
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,133,413
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,057,787
Chicago GO	6.00%	1/1/2038	BBB+	17,835	20,122,339
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	4,600	5,353,618
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA+	6,715	7,787,856
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,673,503
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,448,465
Clark CO Sch Dist	5.00%	6/15/2027	A+	6,500	7,464,860
Cook Co GO	5.00%	11/15/2020	AA-	5,000	5,336,550
Cook Co GO	5.00%	11/15/2021	AA-	5,000	5,451,800
Cook Co GO	5.00%	11/15/2025	AA-	6,000	6,580,200
Cook CO GO	5.25%	11/15/2023	AA-	10,510	11,469,353
CT State GO	4.00%	6/15/2037	A1	775	785,160
CT State GO	5.00%	10/15/2024	A1	7,500	8,304,825
CT State GO	5.00%	10/15/2028	A1	12,500	14,105,875
CT State GO	5.00%	6/15/2032	A1	1,000	1,125,100
CT State GO	5.00%	6/15/2034	A1	1,100	1,226,841
CT State GO	5.00%	6/15/2035	A1	1,125	1,251,743
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	3,510,360
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	258,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	$3,285	$3,810,042
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,301,749
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,534,906
Geneva USD†	5.00%	1/1/2030	AA+	1,400	1,608,586
HI State GO	5.00%	8/1/2026	AA+	7,590	8,732,143
HI State GO	5.00%	10/1/2026	AA+	5,500	6,545,550
Honolulu GO	5.00%	10/1/2029	Aa1	10,000	11,596,500
Houston GO	5.00%	3/1/2023	AA	4,000	4,508,600
Houston GO	5.00%	3/1/2024	AA	2,000	2,289,620
IL State GO	5.00%	2/1/2020	BBB-	2,175	2,237,423
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,855,550
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,674,210
IL State GO	5.00%	6/1/2024	BBB-	10,000	10,640,500
IL State GO	5.00%	8/1/2024	BBB-	14,565	15,219,114
IL State GO	5.00%	11/1/2026	BBB-	10,000	10,658,000
IL State GO	5.00%	1/1/2027	BBB-	12,010	12,717,269
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,307,250
IL State GO	5.00%	2/1/2028	BBB-	13,620	14,468,117
IL State GO	5.00%	11/1/2028	BBB-	21,280	22,632,131
IL State GO	5.00%	2/1/2029	BBB-	5,440	5,758,621
IL State GO	5.00%	11/1/2029	BBB-	2,800	2,951,844
IL State GO	5.25%	7/1/2030	BBB-	5,430	5,684,450
IL State GO	5.25%	2/1/2034	BBB-	3,295	3,433,719
IL State GO	5.50%	7/1/2038	BBB-	5,000	5,255,650
IL State GO	6.00%	5/1/2026	BBB-	6,000	6,790,680
LA State GO	5.00%	8/1/2025	AA-	8,660	9,920,896
LA State GO	5.00%	5/1/2028	AA-	11,180	12,795,622
Los Angeles CCD	5.00%	8/1/2024	AA+	7,250	8,534,192
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,607,718
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,495,025
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,802,650
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,509,760
MA State GO	5.00%	8/1/2024	Aa1	5,000	5,795,400
MA State GO	5.00%	9/1/2024	Aa1	1,505	1,682,455
Nassau Co GO	5.00%	1/1/2025	A+	6,515	7,468,991
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	11,646,900
NC Ltd Oblig	5.00%	5/1/2027	AA+	7,500	8,996,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

NJ State GO	5.00%		6/1/2027	A-	$3,650	$4,220,093
NJ State GO	5.00%		6/1/2029	A-	5,000	5,647,350
NV State GO	5.00%		11/1/2026	AA	7,500	8,695,500
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2021	AA	1,500	1,647,090
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2023	AA	2,500	2,859,500
NYC GO	5.00%		10/1/2021	AA	6,000	6,592,320
NYC GO	5.00%		8/1/2022	AA	10,010	10,933,222
NYC GO	5.00%		8/1/2025	AA	12,000	13,630,440
NYC GO	5.00%		8/1/2026	AA	5,235	5,738,450
PA State GO	4.00%		3/1/2038	Aa3	8,020	8,253,061
PA State GO	5.00%		1/15/2028	Aa3	10,000	11,487,700
Peralta CCD	5.00%		8/1/2021	AA-	3,000	3,295,590
Philadelphia Sch Dist	5.00%		9/1/2026	A2	500	571,115
Philadelphia Sch Dist	5.00%		9/1/2027	A2	600	689,256
Philadelphia Sch Dist	5.00%		9/1/2028	A2	500	577,055
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA	5,000	5,658,950
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA	5,000	5,647,150
Port Oakland AMT	5.00%		11/1/2024	A	6,100	7,029,640
Port Oakland AMT	5.00%		11/1/2025	A	2,875	3,345,063
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA	855	906,428
PR Comwlth GO (AMBAC)	5.50%		7/1/2019	Ca	550	563,371
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca	1,620	1,620,502
PR Pub Bldg Auth GTD (AMBAC)	10.00	%#(a)	7/1/2035	Ca	4,245	4,501,950
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-	2,240	2,390,483
RI State GO	5.00%		8/1/2022	AA	6,480	7,240,234
RI State GO	5.00%		8/1/2029	AA	7,500	8,880,375
San Francisco City & Co USD	4.00%		6/15/2021	Aa2	9,740	10,210,052
San Francisco Co USD	5.00%		6/15/2027	Aa2	5,000	5,770,700
TX State GO	5.00%		10/1/2026	AAA	10,000	11,392,800
VT EDA - Casella Waste AMT†	4.625	%#(a)	4/1/2036	B-	750	751,995
WA State GO	5.00%		8/1/2022	AA+	14,245	15,554,400
WA State GO	5.00%		1/1/2024	AA+	5,000	5,232,600
WA State GO	5.00%		7/1/2031	AA+	3,500	3,987,760
Wake Co Ltd Ob	4.00%		12/1/2031	AA+	5,000	5,369,150
Total						775,127,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 13.63%

AL PFA - AL Proton Therapy†	6.85%	10/1/2047	NR		$2,160	$2,146,198
Alachua Co Hlth - East Ridge Ret Vlg	5.00%	11/15/2024	BB-	(c)	4,000	4,129,560
Alachua Co Hlth - East Ridge Ret Vlg	5.625%	11/15/2029	BB-	(c)	1,000	1,044,740
Antelope Valley Hlth	5.00%	3/1/2031	Ba3		7,000	7,601,930
AR DFA - Baptist Mem Hlth	3.06% (MUNIPSA * 1 + 1.55%)#	9/1/2044	BBB+		12,000	12,226,200
Atlantic Bch Hlth - Fleet Landing	5.00%	11/15/2028	BBB	(c)	2,020	2,193,760
AZ Hlth Facs - Phoenix Childrens Hsp	3.36% (MUNIPSA * 1 + 1.85%)#	2/1/2048	A-		14,500	14,718,080
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2030	A-		6,000	6,399,900
Banner Health	5.00%	1/1/2028	AA-		5,000	5,962,100
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		3,450	3,395,317
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,716,515
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,114,180
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,215,180
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,381,566
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	4,064,904
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,416,740
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2031	A+		1,150	1,343,430
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2032	A+		1,250	1,453,313
CA Hlth - Sutter Hlth	5.00%	11/15/2032	AA-		2,000	2,362,060
CA Hlth - Sutter Hlth	5.00%	11/15/2033	AA-		2,450	2,878,064
CA Hlth - Sutter Hlth	5.00%	11/15/2034	AA-		3,350	3,914,307
CA Hlth - Sutter Hlth	5.25%	8/15/2024	AA-		6,920	7,463,082
CA Hlth Facs - Cedars-Sinai Med Ctr	5.00%	11/15/2026	Aa3		5,000	5,928,500
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2027	AA-		7,700	9,385,607
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2030	A-		3,305	3,707,318
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2029	BB		5,000	5,504,450
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		4,500	4,902,750
CA Stwde - So Cal Presbyterian†	6.25%	11/15/2019	BBB+	(c)	700	728,399
Camden CO Impt Auth - Cooper Hlth	5.00%	2/15/2023	BBB+		3,000	3,327,780
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2024	BBB+		3,730	4,190,767
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2025	BBB+		1,250	1,387,163
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2027	BBB+		1,000	1,096,680
Church Home of Hartford†(d)	3.25%	9/1/2021	BB	(c)	275	275,077
Clarke Co Hsp - Piedmont Hlth	5.00%	7/1/2029	AA-		7,090	8,167,467
Clarke Co Hsp - Piedmont Hlth	5.00%	7/1/2030	AA-		4,500	5,159,610
CO Hlth Facs - American Baptist(d)	7.00%	8/1/2019	NR		470	482,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CO Hlth Facs - Christian Living Cmnty	5.125%		1/1/2030	NR		$600	$622,602
CO Hlth Facs - Christian Living Nghbrhds	5.00%		1/1/2031	NR		1,400	1,487,094
CO Hlth Facs - Valley View Hosp	2.80	%#(a)	5/15/2042	A-		2,510	2,525,386
Comanche Co Hsp Auth	5.00%		7/1/2022	BB+		2,435	2,592,471
Cumberland Co Mun Auth - Asbury	5.25%		1/1/2032	NR		1,200	1,239,372
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2037	NR		5,000	5,357,400
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	1,969,926
Decatur Hsp - Wise Hlth	5.00%		9/1/2034	BBB-		4,825	5,167,527
Decatur Hsp - Wise Hlth	5.25%		9/1/2029	BBB-		800	876,944
Duluth EDA - St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,635,857
Eden Twp Hlthcare Dist COP	5.375%		6/1/2023	NR		3,085	3,254,366
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,028,016
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,500	1,702,050
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,128,050
Fairfax Co EDA - Vinson Hall	4.50%		12/1/2032	BBB+	(c)	2,500	2,609,650
Franklin Hlth - Proton Therapy†	6.50%		6/1/2027	NR		5,000	5,066,200
Gaithersburg Econ Dev - Asbury	5.65%		1/1/2019	BBB	(c)	2,000	2,040,740
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500	1,555,575
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2035	A-		3,300	3,759,228
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,403,830
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2037	A-		7,000	7,923,300
Guadalupe Co - Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,200,700
Hanover Co EDA - Covenant Woods	4.50%		7/1/2030	NR		2,790	2,845,158
Harris Co Cultural Ed - Brazos	6.375%		1/1/2033	BB+	(c)	1,385	1,558,457
Harris Co Cultural Ed - Brazos	4.00%		1/1/2023	BB+	(c)	985	1,016,490
Harris Co Cultural Ed - Brazos	5.00%		1/1/2033	BB+	(c)	545	569,498
HI Dept Budget - Kahala Nui	5.00%		11/15/2027	A-	(c)	1,500	1,662,030
IA Fin Auth - Iowa Fertilizer Co	5.25	%#(a)	12/1/2050	B		8,095	8,623,603
IL Fin Auth - Centegra Hlth	5.00%		9/1/2034	BB+		1,015	1,089,948
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2027	AA+		1,500	1,776,225
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2028	AA+		1,800	2,135,934
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,180,200
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2030	AA+		1,000	1,174,720
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%		8/15/2030	AA		2,500	2,614,838
IL Fin Auth - Plymouth Place	5.00%		5/15/2030	BB+	(c)	1,690	1,773,959
IL Fin Auth - Silver Cross Hsp	5.00%		8/15/2035	Baa1		4,500	4,906,980
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(c)	1,710	1,814,618

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Karnes Co Hsp Dist	5.00%	2/1/2034	A	(c)	$1,000	$1,052,580
Kirkwood IDA - Aberdeen Heights	5.25%	5/15/2037	BB	(c)	2,000	2,146,360
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		2,385	2,521,923
KY EDFA - Owensboro Hlth	5.00%	6/1/2029	Baa3		4,235	4,700,469
KY EDFA - Owensboro Hlth	5.00%	6/1/2032	Baa3		6,000	6,611,280
MA DFA - CareGroup	5.00%	7/1/2026	A-		5,985	6,885,264
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,172,413
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	5,632,550
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba3		7,755	8,179,664
Meadville Med Center	6.00%	6/1/2036	NR		3,830	4,008,746
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,278,289
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2027	NR		7,250	8,029,592
MI Fin Auth - Trinity Health	5.00%	12/1/2035	AA-		5,000	5,752,550
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,631,820
MN Agric & Econ Dev - Essential Hlth Rmkt (AGC)	5.50%	2/15/2025	AA		4,500	4,767,750
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2024	Baa3		4,000	4,364,560
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2026	Baa3		2,000	2,210,180
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2028	Baa3		3,000	3,289,530
Montgomery Co IDA - Whitemarsh	5.00%	1/1/2030	NR		2,000	2,027,660
Moon IDC - Baptist Homes Soc(d)	5.00%	7/1/2020	NR		655	673,641
Moon IDC - Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,815,832
Multnomah Co Hsp Facs - Mirabella	5.125%	10/1/2034	NR		4,000	4,225,880
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		10,500	11,096,820
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,238,350
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,661,205
NC Med - Southminster	5.00%	10/1/2031	NR		1,750	1,898,435
New Hope Cult Ed Facs - Carillon	5.00%	7/1/2036	NR		1,250	1,292,425
New Hope Cult Ed Facs - Crestview	5.00%	11/15/2031	BB+	(c)	850	904,298
New Hope Ed Facs - Childrens Hlth	5.00%	8/15/2026	Aa2		2,000	2,361,980
New Hope Ed Facs - Childrens Hlth	5.00%	8/15/2028	Aa2		3,170	3,724,813
NH Hlth & Ed - Hillside Village†	3.50%	7/1/2022	NR		1,200	1,203,960
NJ Hlth - AHS Hsp Corp	5.125%	7/1/2019	AA-		70	70,193
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2028	AA-		5,500	6,489,780
NJ Hlth - St Josephs Hlth	5.00%	7/1/2028	BBB-		1,300	1,439,737
NJ Hlth - St Josephs Hlth	5.00%	7/1/2029	BBB-		1,605	1,770,443
NJ Hlth - St Josephs Hlth	5.00%	7/1/2030	BBB-		1,100	1,210,165
NJ Hlth - St Josephs Hlth	5.00%	7/1/2031	BBB-		1,110	1,218,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NJ Hlth - St Peters Univ Hsp(d)	5.25%		7/1/2021	BB+		$1,570	$1,572,543
NJ Hlth - St Peters Univ Hsp	6.00%		7/1/2026	BB+		5,500	5,858,655
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000	2,266,860
NM Hsp - Haverland	5.00%		7/1/2032	BBB	(c)	1,000	1,053,560
Norfolk EDA - Sentara Hlth	5.00	%#(a)	11/1/2048	AA		5,500	6,594,885
NY Dorm - Mem Sloan Kettering	5.00%		7/1/2027	AA-		3,600	4,356,396
NY Dorm - Orange Regl Med	6.50%		12/1/2021	Baa3		825	842,416
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2026	BBB-		1,500	1,703,610
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2027	BBB-		1,300	1,480,141
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2028	BBB-		2,000	2,267,200
NYC Hlth & Hsp Corp	5.00%		2/15/2023	Aa3		4,000	4,522,840
OH Hsp - Cleveland Clinic	5.00%		1/1/2029	Aa2		3,545	4,230,390
OK DFA - OU Med	5.00%		8/15/2033	Baa3		5,045	5,666,544
OK DFA - OU Med	5.00%		8/15/2038	Baa3		2,380	2,653,938
OK DFA - OU Med	5.25%		8/15/2043	Baa3		5,000	5,657,900
Palomar Hlth	5.00%		11/1/2036	BBB-		2,980	3,239,737
Palomar Hlth Care Dist COP	5.25%		11/1/2021	BBB-		3,090	3,245,118
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2029	BBB-		1,915	2,128,771
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2030	BBB-		2,045	2,266,637
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2031	BBB-		750	829,463
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2032	BBB-		4,055	4,474,774
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2033	BBB-		3,000	3,298,470
Roanoke EDA - Carilion Clinic	5.00%		7/1/2025	AA-		10,000	10,644,400
Rockville Eco Dev - Ingleside at King Farm	2.50%		11/1/2024	BB	(c)	2,000	1,974,540
San Buenaventura - Cmnty Mem Hlth	8.00%		12/1/2026	BB		10,050	11,674,482
Sartell Hlth Care - Country Manor	5.25%		9/1/2030	NR		1,000	1,074,790
SE Port Auth - Memorial Hlth	5.50%		12/1/2029	BB-	(c)	750	821,468
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2026	A1		3,000	3,480,870
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2027	A1		3,620	4,237,717
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2028	NR		2,625	3,059,175
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2023	A+		3,735	4,273,774
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2024	A+		4,500	5,227,200
Tarrant Co Cultural - Buckner	3.875%		11/15/2022	NR		1,790	1,791,074
Tempe IDA - ASU Mirabella†	4.00%		10/1/2023	NR		4,115	4,139,402
Tulsa Co Industrial Auth - Montereau	5.25%		11/15/2037	BBB-	(c)	1,250	1,387,813
Tyler Hlth - Mother Frances Hsp	5.50%		7/1/2027	NR		3,975	4,370,115
Univ of CA	5.00%		5/15/2033	AA-		11,500	13,662,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Univ of CA	5.00%	5/15/2034	AA-		$12,250	$14,468,720
Vanderbilt Univ Med Ctr	5.00%	7/1/2031	NR		1,300	1,472,731
WA Hlth - Fred Hutchinson Cancer Ctr	2.508% (1 Mo. LIBOR * .67 + 1.10%)#	1/1/2042	A+		4,000	4,051,560
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,265	1,362,013
WA State GO	5.00%	8/1/2028	AA+		10,395	12,372,753
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2028	BBB	(c)	1,350	1,462,739
WI Hlth & Ed - American Baptist	5.00%	8/1/2032	NR		1,375	1,417,446
WI Hlth & Ed - American Baptist	5.00%	8/1/2037	NR		1,500	1,530,660
WI Hlth & Ed - Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,080,160
WI Hlth & Ed - Aurora Hlth	5.00%	7/15/2026	A2		5,575	6,010,129
WI PFA - Mary’s Woods†	3.00%	11/15/2022	BB	(c)	1,100	1,102,519
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	Ba1		3,450	3,643,821
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Ba1		2,275	2,380,128
Woodbury Hsg - St Therese	5.00%	12/1/2029	NR		1,000	1,059,500
Woodbury Hsg - St Therese	5.00%	12/1/2034	NR		1,000	1,045,660
WV Hsp - Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,055	1,059,716
Total						574,384,422

Housing 0.80%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR		500	580,860
CA State GO	5.00%	11/1/2031	NR		10,000	12,012,900
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2024	Baa1		1,000	1,136,770
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2025	Baa1		1,000	1,148,650
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2026	Baa1		1,000	1,158,920
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2027	Baa1		750	865,178
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(c)	1,500	1,558,395
NJ EDA - Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,655,048
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2030	BBB-		2,500	2,714,650
NJ Hsg and Mtg Fin Auth AMT	3.80%	10/1/2032	AA		3,300	3,307,524
NYC IDA - Yankee Stadium (FGIC)	3.283% (CPI Based )#	3/1/2021	Baa1		3,850	3,896,585
PA Hi Ed - Edinboro Univ	5.00%	7/1/2018	NR		60	60,000
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2032	Baa3		1,080	1,215,637
WA Hsg - Emerald Heights	4.00%	7/1/2019	A-	(c)	1,130	1,157,436
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(c)	1,000	1,102,880
Total						33,571,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations 5.86%

Broward Co Sch Brd COP	5.00%	7/1/2021	Aa3		$5,000	$5,439,950
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A+		3,000	3,431,040
CA Pub Wks - Lease Rev	3.00%	9/1/2030	A+		5,000	4,924,600
CA Pub Wks - Lease Rev	5.00%	10/1/2029	A+		19,195	22,975,647
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	A+		3,250	3,537,235
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	A+		1,000	1,104,940
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	A+		4,200	4,684,428
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2023	AA-		5,640	6,398,242
Dallas Civic Ctr (AGC)	5.00%	8/15/2021	AA		3,800	3,937,636
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A		6,405	6,510,106
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	AA		5,930	6,426,815
Houston Co Coop Dist - Country Crossing(e)	5.00%	6/7/2013	NR		1,768	247,520	(g)
Hudson Yards	5.00%	2/15/2029	Aa3		3,500	4,129,825
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,000	3,271,740
IN Fin Auth - Stadium	5.25%	2/1/2029	AA+		2,500	2,913,425
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-		7,470	8,107,490
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2026	A1		10,000	11,440,000
LA PFA - Hurricane Recovery	5.00%	6/1/2023	A1		3,200	3,613,280
LA PFA - Hurricane Recovery	5.00%	6/1/2024	A1		6,840	7,818,530
Los Angeles Co COP - Disney Concert Hall	5.00%	9/1/2022	AA		1,250	1,412,325
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	Aa2		3,865	4,264,718
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	Aa2		6,915	7,630,149
Miami Dade Co Sch Dist GO	4.00%	3/15/2034	AA-		4,535	4,766,194
NJ EDA - Bldgs	5.00%	6/15/2036	BBB+		1,120	1,211,056
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		8,450	9,189,544
NJ EDA - Sch Facs	3.11% (MUNIPSA * 1 + 1.60%)#	3/1/2028	BBB+		5,000	4,955,250
NJ EDA - Sch Facs	5.00%	6/15/2025	BBB+		3,390	3,685,608
NJ EDA - Sch Facs	5.00%	6/15/2025	BBB+		5,085	5,594,670
NJ EDA - Sch Facs	5.00%	3/1/2026	BBB+		8,255	8,786,539
NJ EDA - Sch Facs	5.00%	3/1/2029	BBB+		7,500	7,916,850
NJ EDA - Sch Facs	5.00%	6/15/2034	A-	(c)	3,000	3,247,230
NJ EDA - Sch Facs	5.00%	6/15/2035	BBB+		4,605	4,910,680
NJ EDA - Sch Facs	5.00%	6/15/2035	A-	(c)	1,000	1,080,060
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	1,400	1,501,164
NJ EDA - Sch Facs	5.25%	12/15/2020	BBB+		8,125	8,358,187
NJ EDA - Sch Facs	5.25%	9/1/2023	BBB+		6,545	6,951,445
NJ EDA - Sch Facs	5.25%	9/1/2025	BBB+		5,550	5,863,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ EDA - Sch Facs	5.25%	6/15/2032	BBB+		$2,865	$3,127,549
NJ EDA - Sch Facs	5.50%	6/15/2029	BBB+		3,500	3,977,995
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	BBB+		1,000	1,072,820
NY UDC - Svc Contract	5.00%	1/1/2022	AA		3,705	3,889,176
NYC TFA - Bldg Aid	5.00%	7/15/2026	AA		1,750	2,017,890
NYC TFA - Bldg Aid	5.00%	7/15/2028	AA		1,500	1,716,945
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	Aa3		8,750	9,475,112
Philadelphia Redev Auth	5.00%	4/15/2022	A		5,195	5,647,173
Philadelphia Redev Auth	5.00%	4/15/2028	A		4,380	4,837,447
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-		3,750	4,078,500
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2022	AA		1,000	1,123,940
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023	AA		1,000	1,149,240
South Florida Wtr Mgt Dist	5.00%	10/1/2027	AA		2,000	2,330,080
Total						246,681,949

Other Revenue 3.60%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-		11,300	12,089,757
Baker Correctional Dev	8.50%	2/1/2030	NR		1,169	979,306
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2026	BBB-		5,420	6,234,572
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2027	BBB-		8,250	9,463,987
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%	7/15/2029	AA		1,500	1,593,585
CA Infra & Econ Dev - Broad Museum	5.00%	6/1/2021	Aa1		5,425	5,954,046
CA Infra & Econ Dev - Gladstone Instn	5.25%	10/1/2026	A-		10,250	11,226,825
CA Sch Fin Auth - Aspire†	5.00%	8/1/2036	BBB		1,600	1,731,536
Chester Co IDA - Collegium Chtr Sch	5.25%	10/15/2032	BB+		6,410	6,800,177
Clarksville Nat Gas Aquis Corp - ML	5.00%	12/15/2021	A3		2,380	2,594,414
Cleveland Arpt	5.00%	1/1/2028	A-		2,500	2,688,775
Cleveland Arpt	5.00%	1/1/2029	A-		2,500	2,687,050
Cleveland Co Port Auth - Playhouse Sq	5.00%	12/1/2033	BB+		2,000	2,172,420
Cleveland Co Port Auth - Playhouse Sq(d)	5.25%	12/1/2038	BB+		1,650	1,805,034
Clifton Higher Ed - IDEA Pub Schs	3.75%	8/15/2022	BBB+		2,770	2,896,866
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032	BBB+		915	962,498
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		4,660	4,979,350
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		3,000	3,205,140
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	BB	(c)	3,000	3,297,240
Florence Twn IDA - Legacy Trad Sch	5.75%	7/1/2033	Ba1		3,000	3,214,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025		Baa2	$5,000	$5,040,850
Houston HI Ed - Cosmos Fndtn	4.00%	2/15/2022		BBB	495	510,360
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032		BBB	2,250	2,365,987
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1	4,000	4,321,120
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2027		A3	5,000	5,756,700
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2036		BB+	2,500	2,619,050
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016		NR	700	444,500	(g)
Michigan St Strategic FD Escrow(i)	Zero Coupon	—	(j)	NR	400	40	(h)
MSR Energy Auth - Citi	6.125%	11/1/2029		BBB+	3,835	4,769,551
NJ EDA - Sch Facs	5.00%	3/1/2027		BBB+	6,900	7,319,934
NY Dorm - PIT	5.25%	2/15/2023		Aa1	350	357,998
NYC Cultural - Whitney Museum	5.00%	7/1/2021		A	5,000	5,392,400
PA IDA - Economic Dev	5.00%	7/1/2020		A+	2,000	2,123,200
Philadelphia Gas Works	5.00%	10/1/2028		A	2,000	2,293,300
Phoenix IDA - Basis Schs†	5.00%	7/1/2035		BB	2,350	2,429,806
Rangely Co Hosp Dist	6.00%	11/1/2026		Baa3	2,400	2,635,080
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%	8/1/2023		A3	9,365	10,644,072
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2023		A3	5,400	5,981,958
Total						151,582,984

Special Tax 1.92%

Allentown Neighborhood Impt	5.00%	5/1/2031		Baa3	5,500	5,774,780
Allentown Neighborhood Impt†	5.00%	5/1/2032		Ba1	1,250	1,366,437
Allentown Neighborhood Impt†	5.00%	5/1/2033		Ba1	1,000	1,100,180
Atlanta Tax Alloc - Beltline Rmkt	6.75%	1/1/2020		A2	900	923,598
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020		A+	1,000	1,045,810
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		A+	1,500	1,614,900
CT Spl Tax - Trans Infra	5.00%	1/1/2032		AA	14,375	16,277,819
Emeryville Redev Agy (AGM)	5.00%	9/1/2024		AA	1,950	2,277,619
Emeryville Redev Agy (AGM)	5.00%	9/1/2025		AA	2,650	3,086,879
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039		NR	5,000	550,000	(g)
Miami World Ctr CDD	4.75%	11/1/2027		NR	750	782,310
Orange Co CFD	5.00%	8/15/2033		NR	1,400	1,547,938
Orange Co CFD	5.00%	8/15/2035		NR	1,000	1,099,680
Orlando Redev TIF	5.25%	9/1/2021		A	6,415	6,663,517
Pittsburg Redev Agy	5.00%	8/1/2020		A	1,680	1,796,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA		$1,875	$2,057,381
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2024	AA		2,930	3,394,698
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2025	AA		3,500	4,105,395
Plaza Met Dist #1†	4.50%	12/1/2030	NR		4,300	4,363,425
Sparks Loc Impt Dists	6.50%	9/1/2020	NR		120	120,964
Sparks Tourism Impt Dist†	6.50%	6/15/2020	Ba3		2,150	2,151,956
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR		3,955	4,070,763
Village CDD #12	3.25%	5/1/2026	NR		3,975	3,936,880
Village CDD #12†	3.80%	5/1/2028	NR		2,250	2,282,220
Village CDD #12†	4.00%	5/1/2033	NR		2,000	2,030,820
Village CDD #9	5.00%	5/1/2022	NR		775	805,086
Village CDD #9	5.25%	5/1/2031	NR		1,680	1,797,449
Village CDD #9	5.75%	5/1/2021	NR		1,375	1,441,646
Village CDD #9	6.75%	5/1/2031	NR		2,285	2,539,823
Total						81,006,582

Tax Revenue 6.09%

Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+		1,000	1,183,450
Cook Co Sales Tax	4.00%	11/15/2034	AAA		3,750	3,886,388
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	8,376,669
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	5,897,750
FL Dept Env Protn - Florida Forever	5.00%	7/1/2023	AA-		5,000	5,686,650
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,027,120
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,025,060
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,738,525
Jefferson Co - Sch Warrant	5.00%	9/15/2026	AA		2,400	2,780,544
Kansas Dept Trans	5.00%	9/1/2026	AAA		5,000	5,868,450
LA Gas & Fuel Tax	5.00%	5/1/2028	AA		2,000	2,373,380
LA Gas & Fuels Tax	5.00%	5/1/2027	AA		750	893,753
LA Stadium & Expo Dist	5.00%	7/1/2021	A2		1,030	1,119,692
MA Sch Bldg Auth - Sales Tax	5.00%	1/15/2029	AA+		6,385	7,442,037
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,264,697
Martin Hsp Dist	7.00%	4/1/2031	BBB	(c)	3,250	3,501,648
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,764,079
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+		5,000	5,829,750
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,426,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BB+	$5,020	$5,398,408
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2028	BB+	10,070	10,592,129
Met Pier & Expo Auth - McCormick Place	5.25%	6/15/2050	BB+	5,000	5,113,200
MTA NY - Dedicated Tax	1.96% (MUNIPSA * 1 + 1.45%)#	11/1/2026	AA	7,390	7,443,725
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA	5,700	6,378,528
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	3,000	3,228,840
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+	6,650	7,070,413
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	500	530,470
NY Dorm - PIT	5.00%	3/15/2023	AAA	10,000	11,079,600
NY Dorm - PIT	5.00%	3/15/2024	AAA	15,585	16,845,982
NY Dorm - Sales Tax	5.00%	3/15/2028	AAA	11,645	13,585,406
NY St Dorm Auth - PIT	5.00%	2/15/2027	AAA	7,500	8,945,175
NY UDC - PIT	5.00%	3/15/2026	AAA	15,000	17,142,900
NYC TFA - Bldg Aid	5.00%	7/15/2024	AA	10,000	10,903,300
Orange Co Tourist Tax	5.00%	10/1/2029	AA-	10,000	12,120,000
Phoenix Excise Tax	5.00%	7/1/2026	AA+	13,000	15,182,700
Polk Co Trans Rev	5.00%	12/1/2021	A1	2,825	3,032,468
PR Corp Sales Tax(e)	5.00%	8/1/2040	Ca	2,000	1,725,000
PR Corp Sales Tax(e)	5.25%	8/1/2027	Ca	1,650	742,500
PR Corp Sales Tax(e)	5.25%	8/1/2041	Ca	5,470	2,461,500
PR Corp Sales Tax(e)	5.50%	8/1/2023	Ca	9,465	4,259,250
PR Corp Sales Tax(e)	5.50%	8/1/2028	Ca	8,630	3,883,500
WI Trsp	5.00%	7/1/2024	AA+	5,000	5,794,400
WI Trsp	5.00%	7/1/2026	AA+	6,000	7,024,260
Total					256,569,854

Tobacco 4.70%

Buckeye Tobacco	5.125%	6/1/2024	B-	30,980	30,953,667
Buckeye Tobacco	5.75%	6/1/2034	B-	6,360	6,367,950
Buckeye Tobacco	5.875%	6/1/2030	B-	25,090	25,215,450
Golden St Tobacco	5.00%	6/1/2027	BBB+	4,000	4,675,920
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,162,140
Golden St Tobacco	5.00%	6/1/2033	B3	14,125	14,127,825
Golden St Tobacco	5.00%	6/1/2047	NR	6,875	7,066,194
Golden St Tobacco	5.125%	6/1/2047	B+	5,000	5,000,100
Golden St Tobacco	5.25%	6/1/2047	NR	6,875	7,160,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Golden St Tobacco	5.75%	6/1/2047	B3	$5,000	$5,001,200
Inland Empire Tobacco	4.625%	6/1/2021	NR	4,215	4,216,180
Inland Empire Tobacco	5.00%	6/1/2021	NR	2,395	2,395,958
MI Tob Settlement	5.125%	6/1/2022	B-	4,475	4,475,000
MI Tob Settlement	5.25%	6/1/2022	B-	6,010	6,010,240
MI Tob Settlement	6.00%	6/1/2034	B-	2,485	2,497,798
Nthrn AK Tobacco	4.625%	6/1/2023	Ba2	540	553,208
PA Tob Settlement	5.00%	6/1/2032	A1	2,000	2,279,920
PA Tob Settlement	5.00%	6/1/2033	A1	2,000	2,270,880
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,792,661
RI Tob Settlement	5.00%	6/1/2027	BBB+	2,500	2,814,925
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,237,360
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,115,330
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,108,500
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,145,279
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	12,020	11,978,291
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,448,563
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	7,032,375
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,490,750
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB+	1,140	1,255,037
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	8,300	8,938,104
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	5,100	5,750,709
TSASC	5.00%	6/1/2029	A-	5,775	6,517,954
Total					198,055,781

Transportation 18.61%

AK Intl Airports Sys	5.00%	10/1/2024	A1	750	864,308
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,153,220
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000	2,299,340
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250	1,419,613
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA	2,000	2,287,760
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA	2,000	2,280,880
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA	3,500	3,973,550
Alameda Corridor Trsp Auth	5.00%	10/1/2024	A-	5,000	5,729,750
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-	4,075	4,652,305
Atlanta Arpt	5.50%	1/1/2021	Aa3	3,000	3,268,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Atlanta Arpt - PFC	5.00%	1/1/2029	AA-		$2,500	$2,838,225
Bay Area Toll Auth	2.166% (3 Mo. LIBOR * .70 + 0.55%)#	4/1/2045	AA		7,200	7,255,512
Bay Area Toll Auth	2.21% (MUNIPSA * 1 + 0.70%)#	4/1/2047	AA		6,000	6,022,800
Bay Area Toll Auth	4.00%	4/1/2029	AA-		5,800	6,374,084
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2036	BBB+	(c)	3,215	3,647,675
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2037	BBB+	(c)	4,500	5,097,465
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2038	BBB+	(c)	7,000	7,916,720
Central TX Mobility Auth	5.00%	1/1/2030	BBB+		800	895,456
Central TX Mobility Auth	5.00%	1/1/2031	BBB+		1,675	1,869,283
Central TX Mobility Auth	5.00%	1/1/2032	BBB+		2,000	2,225,340
Central TX Mobility Auth	5.00%	1/1/2033	BBB		3,010	3,249,536
Central TX Mobility Auth	5.75%	1/1/2020	BBB+		1,000	1,052,820
Central TX Tpk	5.00%	8/15/2025	BBB+		2,250	2,534,512
Central TX Tpk	5.00%	8/15/2026	BBB+		2,500	2,799,675
Central TX Tpk	5.00%	8/15/2027	BBB+		3,300	3,668,181
Central TX Tpk	5.00%	8/15/2028	BBB+		3,250	3,599,180
Central TX Tpk	5.00%	8/15/2033	BBB+		7,650	8,369,176
Chicago Midway Arpt	5.00%	1/1/2026	A		6,075	6,793,915
Chicago Midway Arpt AMT	5.00%	1/1/2023	A		3,000	3,307,560
Chicago Midway Arpt AMT	5.00%	1/1/2031	A		2,000	2,231,140
Chicago O’Hare Arpt	5.00%	1/1/2022	A		3,230	3,476,901
Chicago O’Hare Arpt	5.00%	1/1/2031	A		6,500	7,270,055
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A		11,740	12,548,416
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A		5,000	5,407,050
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A		6,410	7,224,390
Chicago O’Hare Arpt AMT	5.00%	1/1/2029	A		7,000	7,755,230
Clark Co Arpt - McCarran Arpt (AGM)	5.00%	7/1/2022	AA		3,905	4,036,638
Cleveland Arpt (AGM)	5.00%	1/1/2025	AA		1,200	1,364,928
Cleveland Arpt (AGM)	5.00%	1/1/2026	AA		2,000	2,258,360
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA		2,175	2,442,242
Delaware River Port Auth	5.00%	1/1/2027	A-		1,835	1,985,030
Delaware River Port Auth	5.00%	1/1/2028	A		7,500	8,412,000
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1		1,000	1,170,390
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1		1,920	2,238,854
Delaware River Toll Brdg Commn	5.00%	7/1/2032	A1		2,025	2,347,380
Denver Arpt - United Airlines AMT	5.00%	10/1/2032	BB		3,750	4,037,662
E - 470 Hwy Auth	5.00%	9/1/2020	A		900	957,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

FL Expwy Auth	5.00%		7/1/2028	A+		$3,500	$4,075,365
FL Tpk Auth - Dept Trans	5.00%		7/1/2025	AA		5,000	5,860,550
Foothill / Eastern Corridor Toll Rd	5.00	%#(a)	1/15/2053	BBB-		12,000	12,350,040
Greater Orlando Aviation AMT	5.00%		10/1/2029	A1		3,000	3,468,030
Hampton Roads Trans Commn	5.00%		7/1/2032	NR		1,180	1,401,616
Hampton Roads Trans Commn	5.00%		7/1/2033	NR		1,000	1,183,220
Harris Co Toll Rd	5.00%		8/15/2029	Aa2		2,500	2,965,450
Harris Co Toll Rd	5.00%		8/15/2030	Aa2		1,000	1,182,470
Harris Co Toll Rd	5.00%		8/15/2031	Aa2		3,000	3,539,100
HI Arpts Sys AMT	5.00%		7/1/2022	A+		5,130	5,562,664
Houston Arpt - Continental Airlines AMT	4.75%		7/1/2024	BB		8,000	8,646,320
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2020	BB		1,310	1,380,124
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2030	BB		2,500	2,718,975
Houston Arpt AMT	5.00%		7/1/2021	A+		5,000	5,409,600
IL Reg Trans Dist	5.00%		7/1/2025	AA	(c)	12,500	14,338,375
IL Toll Hwy Auth	5.00%		1/1/2027	AA-		1,000	1,130,340
IL Toll Hwy Auth	5.00%		1/1/2028	AA-		2,535	2,855,703
KY Tpk Auth	5.00%		7/1/2026	AA-		5,215	5,819,106
Los Angeles Dept Arpts - LAX	5.00%		5/15/2027	AA-		2,000	2,321,840
Los Angeles Dept Arpts - LAX	5.00%		5/15/2032	AA-		5,870	6,695,087
Louisville Regl Airport AMT	5.00%		7/1/2021	A+		1,250	1,350,138
Louisville Regl Airport AMT	5.00%		7/1/2022	A+		1,625	1,788,264
Louisville Regl Airport AMT	5.00%		7/1/2023	A+		2,250	2,512,575
MA Port Auth - Delta Airlines AMT (AMBAC)	4.194% (Auction Rate Based	)#	1/1/2031	NR		14,000	14,000,000
MD EDC - Maryland Port	5.125%		6/1/2020	NR		590	620,072
MD EDC - Maryland Port	5.125%		6/1/2020	NR		1,510	1,586,965
Miami Dade Co Aviation - MIA	5.00%		10/1/2025	A		3,690	4,245,456
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2021	A		1,500	1,635,210
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2022	A		1,550	1,721,570
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2027	A		5,145	5,830,108
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2028	A		3,500	3,963,890
Miami Dade Co Expwy Auth	5.00%		7/1/2022	A+		1,750	1,943,480
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A+		2,500	2,833,175
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A+		2,000	2,217,880
Miami Dade Co Expwy Auth	5.00%		7/1/2024	A+		3,500	3,867,150
Minneapolis / St Paul Met Arpts	5.00%		1/1/2028	A+		3,500	3,942,785
Minneapolis / St Paul Met Arpts	5.00%		1/1/2029	AA-		5,000	5,892,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	AA-	$5,000	$5,871,850
MTA NY	5.00%	11/15/2021	A+	1,500	1,650,915
MTA NY	5.00%	11/1/2023	A+	5,640	6,310,596
MTA NY	5.00%	11/15/2025	A+	3,500	4,039,420
MTA NY	5.00%	11/15/2028	A+	13,690	16,257,423
MTA NY	5.00%	11/15/2029	A+	5,000	5,899,900
MTA NY	5.25%	11/15/2028	A+	6,355	7,426,199
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,135,340
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,152,230
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,152,720
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,344,850
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,531,114
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,452,500
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,380,950
NJ Tpk Auth	5.00%	1/1/2028	A2	7,000	8,314,670
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,717,200
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,645,900
NJ Tpk Auth	5.00%	1/1/2033	NR	2,100	2,414,580
NJ Tpk Auth	5.00%	1/1/2034	NR	1,500	1,734,195
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	6,900,304
NJ Trans Trust Fund	5.75%	6/15/2020	BBB+	7,645	8,002,098
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,035,226
North TX Twy Auth	5.00%	1/1/2023	A1	5,000	5,614,200
North TX Twy Auth	5.00%	1/1/2025	A1	5,000	5,695,800
North TX Twy Auth	5.00%	1/1/2031	A2	8,085	8,989,388
North TX Twy Auth	5.00%	1/1/2035	A1	3,500	3,996,090
North TX Twy Auth	5.00%	1/1/2035	A1	1,500	1,818,090
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	11,801,900
NY Dorm - PIT	5.00%	3/15/2023	AAA	8,500	9,634,155
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	10,010	10,192,282
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2031	Baa3	3,500	3,975,475
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	11,000	12,398,870
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	3,450	3,873,867
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	2,250	2,516,782
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,070,680
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,572,975
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,453,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2022	Baa1	$1,125	$1,220,119
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	750	825,555
NY Twy Auth	5.00%	1/1/2022	A	1,600	1,760,096
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,242,554
NY Twy Auth	5.00%	1/1/2026	A	5,115	5,857,391
NY Twy Auth	5.00%	1/1/2028	A-	2,470	2,851,294
NY Twy Auth	5.00%	1/1/2029	A-	1,000	1,149,980
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+	10,000	11,167,000
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	3,933,265
PA Tpk Commn - Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,318,908
Phoenix Arpt	5.00%	7/1/2023	A+	7,000	7,456,820
Phoenix Arpt AMT	5.00%	7/1/2021	AA-	3,050	3,302,631
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,659,165
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,111,536
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,448,300
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,581,503
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,570,610
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	6,000	6,254,100
Port Auth NY & NJ AMT	5.00%	10/1/2022	AA-	5,810	6,460,604
Port Auth NY & NJ AMT	5.00%	9/15/2026	AA-	11,385	13,208,308
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	4,000	4,698,240
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,081,770
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,162,810
PR Hwy & Trans Auth(e)	5.00%	7/1/2033	C	1,215	249,075
PR Hwy & Trans Auth(e)	5.50%	7/1/2023	C	4,305	882,525
PR Hwy & Trans Auth(e)	5.50%	7/1/2024	C	3,000	615,000
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,116,120
Sacramento Arpt AMT	5.00%	7/1/2034	A+	4,000	4,648,880
Salt Lake City Arpt AMT	5.00%	7/1/2030	A+	2,275	2,619,731
Salt Lake City Arpt AMT	5.00%	7/1/2031	A+	3,000	3,446,970
Salt Lake City Arpt AMT	5.00%	7/1/2032	A+	3,000	3,439,350
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,061,000
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,550	8,327,574
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB	7,500	8,253,000
San Jose Arpt	5.00%	3/1/2026	A	1,200	1,380,648
San Jose Arpt	5.00%	3/1/2027	A	2,260	2,593,734
San Jose Arpt	5.00%	3/1/2028	A	1,655	1,895,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

San Jose Arpt AMT	5.00%	3/1/2035	A	$1,500	$1,703,985
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	5,738,153
Southeastern PA Transp Auth - GARVEE	5.00%	6/1/2023	AA-	2,500	2,721,400
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,303,526
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,277,880
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,525	6,226,951
Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-	5,650	6,687,961
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	A+	2,595	2,898,200
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB	10,500	11,350,185
WA St GARVEE - 520 Corridor	5.00%	9/1/2021	AA	10,000	10,917,500
Wayne CO Arpt AMT	5.00%	12/1/2026	A	1,590	1,818,038
Wayne CO Arpt AMT	5.00%	12/1/2027	A	2,000	2,271,100
WI State Trans Rev	5.00%	7/1/2025	AA+	7,600	8,929,468
Total					784,136,636

Utilities 11.56%

Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2024	AA	2,645	3,045,956
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2025	AA	4,000	4,572,640
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2021	A1	1,300	1,397,877
CA Dept Wtr Res Wtr - Central Valley	1.88% (MUNIPSA * 1 + 1.37%)#	12/1/2035	AAA	4,245	4,259,603
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2021	NR	45	49,853
Central Plains - Goldman Sachs	5.00%	9/1/2027	A3	7,500	8,211,525
Central Plains - Goldman Sachs	5.00%	9/1/2035	BBB+	2,250	2,672,910
Chicago Wastewater	5.00%	1/1/2029	A	4,335	4,826,069
Chicago Wastewater	5.00%	1/1/2030	A	6,500	7,211,100
Chicago Water	5.00%	11/1/2024	A	8,690	9,759,131
Chicago Water	5.00%	11/1/2025	A	2,625	2,973,495
Chicago Water (AGM)	5.00%	11/1/2034	AA	6,275	7,044,817
Chicago Water (AGM)	5.00%	11/1/2035	AA	5,000	5,600,700
Chicago Water (AGM)	5.25%	11/1/2030	AA	5,510	6,424,109
Detroit Sewer	5.00%	7/1/2034	BBB+	2,200	2,410,320
Detroit Sewer	5.00%	7/1/2035	BBB+	1,835	2,012,812
East Bay Utility Water District	5.00%	6/1/2028	AAA	6,300	7,442,820
Farmington Poll Ctl - AZ Pub Svc	4.70%	5/1/2024	A2	5,265	5,578,741
FL Muni Pwr Agy - St Lucie	5.00%	10/1/2021	A2	3,650	3,801,767
Guam Waterworks Auth	5.00%	7/1/2029	A-	1,000	1,092,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Guam Waterworks Auth	5.00%		7/1/2036	A-	$1,000	$1,100,150
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	6,932,520
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,335,580
Houston Util Sys	5.00%		11/15/2022	AA	5,000	5,619,650
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,577,000
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,179,188
IL Fin Auth - Clean Wtr Init	5.00%		1/1/2027	NR	1,365	1,618,972
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,319,480
IN Muni Pwr	5.00%		1/1/2026	A+	1,200	1,401,192
IN Muni Pwr	5.00%		1/1/2033	A+	4,210	4,897,409
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,631,640
JEA St Johns Riv Pwr Pk Sys	5.00%		10/1/2022	Aa2	1,625	1,692,145
KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	A-	5,935	5,972,331
KY Pub Energy Auth - Peak Energy	4.00	%#(a)	4/1/2048	A3	15,875	16,939,736
Long Beach Nat Gas - ML	3.00% (3 Mo. LIBOR * .67 + 1.43	%)#	11/15/2026	A-	4,000	4,056,800
Long Island Power Auth	5.00%		9/1/2027	A-	6,000	6,999,720
Long Island Power Auth	5.00%		9/1/2034	A-	2,250	2,596,342
Los Angeles USD	5.00%		7/1/2023	Aa2	10,000	11,527,100
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2022	A1	5,005	5,416,811
Main St Nat Gas - ML	5.00%		3/15/2021	A-	2,500	2,681,750
MD EDC - Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,698,675
MEAG - Gen Resolution Projs	5.00%		1/1/2020	A	6,200	6,475,342
MEAG - Proj 1	5.00%		1/1/2021	A	4,185	4,476,318
MI Strat Fund - Detroit Edison	1.45	%#(a)	8/1/2029	Aa3	3,500	3,369,275
MI Strat Fund - Detroit Edison	1.45	%#(a)	9/1/2030	Aa3	1,000	962,650
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,244,780
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,685,670
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,038,082
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,223,316
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,522,307
New Orleans Sewer	5.00%		6/1/2021	A	400	432,112
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-	8,000	8,563,600
Northern CA Pwr - Hydroelec #1	5.00%		7/1/2026	A+	3,600	4,014,108
Northern IL Muni Power	5.00%		12/1/2026	A2	2,315	2,673,617
OH Wtr Dev Auth	5.00%		6/1/2023	AAA	5,500	6,268,075
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	5,805,500
PA Econ Dev - PPL Electric Utility Rmkt	4.00%		10/1/2023	A1	5,000	5,212,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Philadelphia Gas Works	5.00%		8/1/2026	A	$1,000	$1,141,720
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000	1,137,590
Philadelphia Gas Works	5.00%		8/1/2028	A	1,250	1,444,125
Philadelphia Gas Works	5.00%		8/1/2029	A	1,700	1,955,272
Philadelphia Gas Works	5.00%		8/1/2030	A	1,425	1,634,119
Philadelphia Water & Wastewater	5.00%		7/1/2022	A+	3,090	3,436,636
Philadelphia Water & Wastewater	5.00%		11/1/2029	A1	2,200	2,582,976
Phoenix Civic Impt Corp - Water Sys	5.00%		7/1/2027	AAA	5,010	5,751,330
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	5,066,350
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	8,439,473
Pima Co IDA - Tucson Elec	4.95%		10/1/2020	A-	10,640	11,344,581
PR Aqueduct & Swr Auth	5.25%		7/1/2042	CC	3,625	3,045,000
PR Elec Pwr Auth(e)	5.00%		7/1/2037	Ca	1,035	465,750
PR Elec Pwr Auth(e)	5.00%		7/1/2042	Ca	2,390	1,075,500
PR Elec Pwr Auth(e)	5.50%		7/1/2038	Ca	2,350	1,057,500
PR Elec Pwr Auth(e)	7.00%		7/1/2033	Ca	4,000	1,800,000
PR Elec Pwr Auth(e)	7.00%		7/1/2040	Ca	725	326,250
PR Elec Pwr Auth (AGM)	2.069% (3 Mo. LIBOR * .67 +.52	%)#	7/1/2029	AA	5,720	5,033,600
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A3	2,360	2,589,746
Salt River Agric Imp & Pwr Dist	5.00%		12/1/2023	Aa1	8,980	9,895,152
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	BBB+	7,165	8,715,219
Salt Verde Fin Corp - Citi	5.50%		12/1/2029	BBB+	5,000	6,001,800
San Antonio Elec & Gas	5.00%		2/1/2029	Aa1	7,340	8,592,571
SE AL Gas Dist - Goldman Sachs	4.00	%#(a)	4/1/2049	A3	14,250	15,223,132
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA	4,000	4,637,360
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2024	AA	1,000	1,162,980
TEAC - Goldman Sachs	4.00	%#(a)	5/1/2048	A3	5,650	6,022,391
TEAC - Goldman Sachs	5.25%		9/1/2021	A3	3,000	3,271,110
TEAC - Goldman Sachs	5.25%		9/1/2024	A3	8,940	10,176,670
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2024	A3	23,000	25,366,240
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2028	A3	2,000	2,176,740
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3	2,000	2,171,520
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2021	A-	4,710	5,171,533
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2023	A-	2,925	3,314,873
TX Muni Gas Acq & Supply - ML	6.25%		12/15/2026	A-	26,660	31,059,966
Utility Debt Sec Auth - Lipa	5.00%		6/15/2028	AAA	5,915	6,989,105
Western MN Muni Pwr Agy	5.00%		1/1/2023	Aa3	1,500	1,684,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

WV EDA - Morgantown Energy AMT	2.875%		12/15/2026	Baa3	$2,605	$2,568,452
WV EDA - Wheeling Pwr AMT	3.00	%#(a)	6/1/2037	A-	9,400	9,452,828
Wyandotte CO Unified Govt Utility Sys	5.00%		9/1/2021	A+	3,105	3,386,903
Total						486,919,121
Total Municipal Bonds (cost $4,065,046,163)						4,123,590,560

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENT

Variable Rate Demand Notes 0.90%

General Obligation 0.18%

NYC GO	1.53%	7/2/2018	6/1/2044	AA	7,600	7,600,000

Money Market Securities 0.10%

NYC TFA	1.65%	7/2/2018	11/1/2022	AAA	4,100	4,100,000

Tax Revenue 0.14%

NYC TFA	1.65%	7/2/2018	8/1/2023	AAA	6,160	6,160,000

Utilities 0.48%

Appling Co Dev - GA Power	1.69%	7/2/2018	9/1/2029	A-	4,050	4,050,000
Appling Co Dev - GA Power	1.69%	7/2/2018	9/1/2041	A-	16,250	16,250,000
Total						20,300,000

Total Short-Term Investments (cost $38,160,000)						38,160,000

Total Investments in Securities 98.78% (cost $4,103,206,163)						4,161,750,560

Cash and Other Assets in Excess of Liabilities 1.22%						51,233,948

Net Assets 100.00%						$4,212,984,508

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$285,296,957	$4,473,950	$289,770,907
Lease Obligations	—	246,434,429	247,520	246,681,949
Other Revenue	—	151,138,444	444,540	151,582,984
Special Tax	—	80,456,582	550,000	81,006,582
Remaining Industries	—	3,354,548,138	—	3,354,548,138
Short-Term Investments
Variable Rate Demand Notes	—	38,160,000	—	38,160,000
Total	$—	$4,156,034,550	$5,716,010	$4,161,750,560
Liabilities
Trust Certificates(4)	$—	$(1,250,000)	$—	$(1,250,000)
Total	$—	$(1,250,000)	$—	$(1,250,000)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investments	Municipal Bonds
Balance as of October 1, 2017	$5,586,201
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	114,450
Purchases	—
Sales	—
Transfers into Level 3	1,962,000
Transfers out of Level 3	(1,946,641)
Balance as of June 30, 2018	$5,716,010
Change in unrealized appreciation/depreciation for period ended June 30, 2018 related to Level 3 investments held at June 30, 2018	$114,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.51%

Corporate-Backed 3.43%

Courtland IDB - Intl Paper	6.25%	11/1/2033	Baa2		$770	$814,105
LA Env Facs - Westlake Chem	3.50%	11/1/2032	BBB		1,050	1,037,925
LA Env Facs - Westlake Chem	6.50%	11/1/2035	BBB		500	548,745
Love Field Arpt - Southwest Airlines	5.25%	11/1/2040	A3		330	351,391
NY Energy RDA - NYSEGC	3.50%	10/1/2029	A3		800	802,192
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR		500	531,010
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR		100	118,968
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		100	102,980
Phenix City IDB - Meadwestvaco	3.625%	5/15/2030	BBB		1,300	1,302,821
Warren Co - Intl Paper	5.80%	5/1/2034	BBB		100	106,970
Warren Co - Intl Paper	6.50%	9/1/2032	BBB		255	256,984
WI Pub Fin Auth - Celanese	4.05%	11/1/2030	BBB-		500	509,735
Total						6,483,826

Education 7.32%

Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2		325	364,448
CA Ed Facs - Stanford Univ	5.00%	5/1/2045	AAA		1,000	1,318,120
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR		250	265,588
Chicago Brd Ed	5.00%	12/1/2044	BB-	(c)	250	255,640
Chicago Brd Ed	5.00%	12/1/2046	BB-	(c)	500	510,520
DE EDA - DE State Univ (AGM)	5.00%	10/1/2031	AA		410	460,582
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		100	103,117
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-		475	529,079
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2035	A-		250	276,482
FL HI Ed - Nova Southeastern Univ	6.375%	4/1/2031	A-		475	520,719
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	836,209
Hempstead Town LDC - Adelphi Univ	5.00%	10/1/2034	A-		175	195,104
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		100	100,088
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		500	500,385
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		500	498,560
IL Fin Auth - Univ Chicago	4.00%	10/1/2049	Aa2		1,000	1,011,600
MA DFA - Emmanuel College	5.00%	10/1/2034	Baa2		600	659,880
MA DFA - Suffolk Univ	5.00%	7/1/2032	Baa2		500	561,960
MA DFA - Suffolk Univ	5.00%	7/1/2033	Baa2		150	168,093
MA DFA - Suffolk Univ	5.00%	7/1/2034	Baa2		100	111,652
NY Dorm - Cornell Univ	5.00%	7/1/2034	Aa1		250	258,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - Pace Univ	5.00%	5/1/2029	BBB-	$245	$266,286
NY Dorm - Pace Univ	5.00%	5/1/2029	NR	10	11,359
PA Hi Ed - St Josephs Univ	5.00%	11/1/2030	A-	905	960,685
Univ of CT	5.25%	11/15/2047	AA-	1,000	1,152,890
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A1	715	805,540
Volusia Co EDA - Embry-Riddle Univ	5.00%	10/15/2042	A3	265	298,051
Volusia Co EDA - Embry-Riddle Univ	5.00%	10/15/2047	A3	750	840,367
Total					13,841,257

General Obligation 17.59%

Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA	550	603,339
Beaverton Sch Dist	5.00%	6/15/2036	AA+	900	1,045,719
CA State GO	5.00%	9/1/2032	AA-	500	589,320
CA State GO	5.00%	8/1/2038	AA-	400	464,784
CA State GO	5.375%	11/1/2035	AA-	400	433,304
CA State GO	5.50%	3/1/2040	AA-	975	1,035,567
CA State GO	6.50%	4/1/2033	AA-	135	139,975
Chicago Brd Ed	5.00%	12/1/2042	B	575	575,650
Chicago Brd Ed	6.50%	12/1/2046	B	100	114,701
Chicago GO	5.00%	1/1/2034	BBB+	500	518,945
Chicago GO	5.00%	1/1/2034	BBB+	1,000	1,018,910
Chicago GO	5.25%	1/1/2027	BBB+	255	255,428
Chicago GO	5.50%	1/1/2035	BBB+	230	245,764
Chicago GO	5.50%	1/1/2037	BBB+	985	1,049,636
Chicago GO	5.625%	1/1/2030	BBB+	275	308,388
Chicago GO	6.00%	1/1/2038	BBB+	1,500	1,692,375
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,630,830
CT State GO	4.00%	6/15/2037	A1	200	202,622
CT State GO	5.00%	6/15/2032	A1	250	281,275
Delaware Co IDA - Covanta	5.00%	7/1/2043	BB-	500	505,860
Frederick Co GO	5.00%	2/1/2030	Aaa	1,500	1,849,440
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	225	237,841
IL State GO	4.00%	6/1/2034	BBB-	560	524,171
IL State GO	5.00%	11/1/2028	BBB-	1,500	1,595,310
IL State GO	5.00%	1/1/2033	BBB-	575	587,179
IL State GO	5.50%	7/1/2033	BBB-	450	474,867
IL State GO	6.00%	5/1/2026	BBB-	1,000	1,131,780
Irvine USD - Spl Tax	5.00%	9/1/2056	AA	500	564,600
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa3	1,000	1,063,310
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	500	557,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Luzerne Co GO (AGM)	5.00%	11/15/2029	AA		$925	$1,037,979
MA State GO	4.00%	5/1/2048	Aa1		1,000	1,037,020
Middletown CSD	5.25%	12/1/2040	AA		250	278,760
NYC GO	5.00%	8/1/2027	AA		575	649,876
NYC GO	5.00%	12/1/2041	AA		400	456,836
PA State GO	4.00%	3/1/2038	Aa3		1,000	1,029,060
Philadelphia GO	5.00%	8/1/2036	A		1,600	1,795,808
Philadelphia GO	5.25%	7/15/2031	A		600	670,620
Philadelphia Sch Dist	5.00%	9/1/2037	A2		400	443,756
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA		370	416,650
PR Comwlth GO(e)	4.75%	7/1/2018	Ca		370	157,250
PR Comwlth GO(e)	5.50%	7/1/2027	Ca		1,040	439,400
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA		155	157,443
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2029	A2		465	495,648
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2031	A2		185	195,917
Stockton USD (AGM)	5.00%	7/1/2028	AA		750	832,312
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		500	574,015
Yosemite CCD	Zero Coupon	8/1/2042	Aa2		1,000	708,210
Yosemite CCD	5.00%	8/1/2029	Aa2		500	585,570
Total						33,260,850

Health Care 15.68%

Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	AA		300	328,635
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	AA		345	378,555
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		515	544,834
Athens Clarke Co Dev - Catholic Hlth E	6.25%	11/15/2032	AA-		615	638,954
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		745	823,024
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		500	543,145
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-		500	510,340
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		250	253,783
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		750	815,250
CA Stwde - So Cal Presbyterian†	6.625%	11/15/2024	BBB+	(c)	110	116,361
CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	303,895
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	BBB+		750	791,347
CO Hlth Facs - Catholic Hlth	6.125%	10/1/2028	BBB+		165	166,635
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		640	682,829
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	564,730
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2021	NR		140	145,781
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		150	156,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	BBB+	(c)	$15	$15,309
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		850	931,090
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		500	545,805
DeKalb Co Hsp - Children’s Hlthcare	5.00%	11/15/2029	AA+		530	553,225
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB	(c)	480	524,160
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	460,892
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		500	509,590
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BB+		235	252,352
IL Fin Auth - Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	817,411
MA DFA - CareGroup	5.00%	7/1/2048	A-		1,000	1,106,910
MA Hlth & Ed - Catholic Hlth E	6.25%	11/15/2032	AA-		770	801,154
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	A-		930	1,017,001
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	250	269,817
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		1,000	1,120,890
MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		1,000	1,093,090
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		445	487,729
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba3		620	653,951
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba3		400	433,692
Meadville Med Center	6.00%	6/1/2046	NR		160	166,210
Meadville Med Center	6.00%	6/1/2051	NR		185	191,218
Montgomery Co Hlth - Catholic Hlth	6.25%	11/15/2034	AA-		20	20,767
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,085,060
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR		1,070	1,081,963
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		150	157,032
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,197,207
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	152,376
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,107,490
OK DFA - OU Med	5.50%	8/15/2057	Baa3		800	912,584
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		150	165,528
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2033	BBB-		1,000	1,099,490
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	272,367
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2042	BB	(c)	125	135,796
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2047	BB	(c)	125	135,428
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,103,558
Tempe IDA - ASU Mirabella†	6.125%	10/1/2047	NR		250	268,297
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		110	118,675
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		30	32,450
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		840	874,650
Total						29,636,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing 1.06%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		$300	$346,737
CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		150	160,520
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		100	109,672
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		500	528,505
IL Fin Auth - CHF - UIC	5.00%	2/15/2047	BBB-		200	216,572
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2042	Baa3		250	276,067
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-		350	363,986
Total						2,002,059

Lease Obligations 5.71%

CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	A+		535	585,868
CA Pub Wks - Various Cap Proj	6.625%	11/1/2034	A+		25	25,061
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-		475	497,472
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA		1,155	1,304,018
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa3		250	262,368
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA		865	940,912
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+		500	580,235
Los Angeles USD COP	5.00%	10/1/2025	A+		1,000	1,121,470
NJ EDA - Bldgs	5.00%	6/15/2036	BBB+		1,000	1,081,300
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+		575	616,124
NJ EDA - Sch Facs	3.11% (MUNIPSA * 1 + 1.60%)#	3/1/2028	BBB+		500	495,525
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	300	321,678
NJ EDA - Sch Facs	5.50%	6/15/2031	BBB+		1,350	1,532,264
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+		1,500	840,855
NJ Trans Trust Fund	Zero Coupon	12/15/2037	BBB+		265	109,416
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA		300	346,140
PA COPS	5.00%	7/1/2043	A2		125	138,210
Total						10,798,916

Other Revenue 3.46%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-		235	251,424
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BBB-		155	167,840
Cleveland Arpt	5.00%	1/1/2030	A-		555	596,525
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB+		275	286,921
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		500	534,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB	$435	$472,532
Grand River Hosp Dist (AGM)	5.25%	12/1/2034	AA	100	116,390
Grand River Hosp Dist (AGM)	5.25%	12/1/2035	AA	100	116,104
Grand River Hosp Dist (AGM)	5.25%	12/1/2037	AA	100	115,723
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032	BBB	100	105,155
Houston HI Ed - Cosmos Fndtn	5.00%	2/15/2042	BBB	625	652,456
Houston HI Ed - Cosmos Fndtn	6.875%	5/15/2041	BBB	125	142,079
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB	900	997,623
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa3	475	532,518
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	265,248
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR	100	63,500	(g)
NYC Cultural - Whitney Museum	5.25%	7/1/2026	A	500	538,080
Selma IDB - Intl Paper	5.80%	5/1/2034	BBB	150	160,455
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2031	A3	395	427,844
Total					6,542,607

Special Tax 4.34%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa3	250	265,432
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3	500	521,885
Allentown Neighborhood Impt†	5.00%	5/1/2042	Ba1	600	648,864
Arlington GO (AGM)	5.00%	2/15/2048	AA	1,000	1,140,840
CT Spl Tax - Trans Infra	5.00%	1/1/2037	AA	700	781,802
CT Spl Tax - Trans Infra	5.00%	1/1/2038	AA	500	558,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,500	1,675,290
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	3.323% (CPI Based )#	3/1/2024	Baa1	500	503,920
Orange Co CFD	5.25%	8/15/2045	NR	500	554,350
PA COPS	4.00%	7/1/2046	A2	250	251,778
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	572,180
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A	660	720,324
Total					8,194,665

Tax Revenue 4.54%

Cook Co Sales Tax	4.00%	11/15/2034	AAA	750	777,277
Hudson Yards	5.75%	2/15/2047	AA-	355	385,541
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BB+	265	284,907
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2046	AA	1,595	444,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Met Pier & Expo Auth - McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA	$915	$999,912
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	250	281,937
NY UDC - PIT	5.00%	3/15/2033	AAA	750	834,390
NYC TFA - Future Tax	4.00%	5/1/2037	AAA	300	313,383
NYC TFA - Future Tax	4.00%	8/1/2042	Aa1	1,000	1,042,530
NYC TFA - Future Tax	5.00%	2/1/2036	AAA	1,000	1,119,980
PR Corp Sales Tax(e)	5.25%	8/1/2027	Ca	575	258,750
PR Corp Sales Tax(e)	5.75%	8/1/2037	Ca	220	99,000
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A	275	299,423
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A	530	594,925
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	564,881
Yorba Linda Redev Agy	6.50%	9/1/2032	NR	250	286,690
Total					8,588,499

Tobacco 5.11%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	2,000	164,780
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	1,000	41,440
Buckeye Tobacco	5.125%	6/1/2024	B-	480	479,592
Buckeye Tobacco	5.75%	6/1/2034	B-	1,000	1,001,250
Buckeye Tobacco	5.875%	6/1/2047	B-	250	251,070
Golden St Tobacco	5.00%	6/1/2030	A+	500	556,930
Golden St Tobacco	5.00%	6/1/2047	NR	625	642,381
Golden St Tobacco	5.125%	6/1/2047	B+	1,290	1,290,026
Golden St Tobacco	5.75%	6/1/2047	B3	470	470,113
MI Tob Settlement	5.125%	6/1/2022	B-	635	635,000
PA Tob Settlement	5.00%	6/1/2035	A1	1,000	1,127,360
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	350	399,227
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	205	205,773
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	585	629,975
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	425	479,226
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	600	599,988
TSASC	5.00%	6/1/2035	A-	100	110,268
TSASC	5.00%	6/1/2036	A-	50	55,014
TSASC	5.00%	6/1/2048	NR	500	513,360
Total					9,652,773

Transportation 14.86%

AL Port Auth (AGM)	5.00%	10/1/2036	AA	750	843,202
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	683,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Atlanta Arpt - PFC	5.00%	1/1/2028	AA-	$1,000	$1,136,950
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,312,812
Central TX Tpk	5.00%	8/15/2037	BBB+	1,000	1,086,500
Charlotte Arpt	5.00%	7/1/2033	AA-	575	622,978
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,080,550
Chicago O’Hare Arpt	5.625%	1/1/2035	A	185	199,970
Delaware River Port Auth	5.00%	1/1/2029	A	470	525,874
Delaware River Port Auth	5.00%	1/1/2034	A	800	886,904
DFW Arpt	5.00%	11/1/2028	A+	750	836,617
DFW Arpt	5.00%	11/1/2030	A+	850	945,489
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA	500	540,960
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	272,125
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	875	994,919
Hampton Roads Trans Commn	5.50%	7/1/2057	NR	1,500	1,802,340
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa2	500	515,710
Houston Arpt	5.00%	7/1/2048	A1	920	1,052,232
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	710	752,181
Met DC Arpt	5.00%	10/1/2035	AA-	255	271,468
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2029	A-	500	564,125
Miami Dade Co Aviation - MIA	5.00%	10/1/2034	A	400	449,104
Miami Dade Co Aviation - MIA	5.50%	10/1/2029	A	410	442,078
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A+	160	181,949
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A+	515	583,809
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	649,946
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	350	397,369
NJ Trans Trust Fund	5.75%	12/15/2031	BBB+	350	355,306
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	805	877,434
North TX Twy Auth	5.00%	1/1/2031	A2	250	277,965
PA Tpk Commn	5.00%	12/1/2039	A+	750	829,957
Port Auth NY & NJ	5.25%	10/15/2055	AA-	350	398,706
PR Hwy & Trans Auth(e)	4.00%	7/1/2017	CC	240	48,000
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	514,595
Sacramento Co Arpt	5.00%	7/1/2041	A	1,000	1,141,990
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	524,091
San Diego Arpt	5.00%	7/1/2040	A	945	999,016
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB	1,250	1,355,600
San Jose Arpt	5.00%	3/1/2047	A	750	856,875
Wayne Co Arpt	5.00%	12/1/2047	NR	250	283,055
Total					28,094,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 15.41%

Baltimore Wastewater	5.00%		7/1/2039	AA-	$500	$562,695
Burke Co Dev - Oglethorpe Power	3.00	%#(a)	11/1/2045	A-	1,000	997,020
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	500	586,885
Central Plains - Goldman Sachs	5.00%		9/1/2032	A3	525	574,807
Central Plains - Goldman Sachs	5.00%		9/1/2042	BBB+	1,000	1,204,610
Chicago Water	5.00%		11/1/2039	A	855	916,654
DE EDA - NRG Energy	5.375%		10/1/2045	Baa3	1,105	1,145,763
Detroit Sewer	5.00%		7/1/2034	BBB+	385	421,806
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2034	AA	400	452,020
Gainesville Utility	5.25%		10/1/2034	AA-	150	160,848
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB-	350	301,973
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2026	AA	1,000	741,060
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA	1,340	1,497,195
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	A-	1,000	1,101,170
Long Beach Nat Gas - ML	5.50%		11/15/2030	A-	830	1,017,945
Long Beach Nat Gas - ML	5.50%		11/15/2037	A-	1,395	1,808,073
Los Angeles USD	5.00%		7/1/2023	Aa2	500	576,355
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2040	A	320	351,930
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%		6/1/2035	Aa3	555	583,277
Norfolk Water	5.25%		11/1/2028	AA+	1,500	1,774,590
North Sumter Co Util Dep Dist	5.375%		10/1/2030	A	240	257,410
NY Env Facs - Clean Wtr & Drinking	5.125%		6/15/2038	AAA	520	536,058
NYC Muni Water	5.00%		6/15/2036	AA+	500	564,280
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+	500	567,970
Paducah Electric (AGM)	5.00%		10/1/2034	AA	1,000	1,108,080
Philadelphia Gas Works	5.00%		8/1/2029	A	250	282,858
Philadelphia Water & Wastewater	5.00%		7/1/2028	A+	280	321,566
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+	450	519,403
PR Elec Pwr Auth(e)	5.00%		7/1/2028	Ca	270	121,500
PR Elec Pwr Auth(e)	5.25%		7/1/2028	Ca	880	396,000
PR Elec Pwr Auth (AGC)	4.25%		7/1/2027	AA	280	280,084
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	BBB+	2,205	2,682,074
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%		11/1/2033	A3	1,180	1,408,731
Trimble Env Facs - Louisville Gas & Elec	3.75%		6/1/2033	A1	1,250	1,261,300
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2025	A3	950	1,043,119
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2028	A3	925	1,006,742
Total						29,133,851
Total Municipal Bonds (cost $181,662,776)						186,230,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.53%

VARIABLE RATE DEMAND NOTES

General Obligation

NYC GO (cost $1,000,000)	1.53%	7/2/2018	6/1/2044	AA	$1,000	$1,000,000

Total Short-Term Investments (cost $1,000,000)						1,000,000

Total Investments in Securities 99.04% (cost $182,662,776)						187,230,440

Cash and Other Assets in Excess of Liabilities 0.96%						1,817,706

Net Assets 100.00%						$189,048,146

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Other Revenue	$—	$6,479,107	$63,500	$6,542,607
Remaining Industries	—	179,687,833	—	179,687,833
Short-Term Investments
Variable Rate Demand Notes	—	1,000,000	—	1,000,000
Total	$—	$187,166,940	$63,500	$187,230,440

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$—
Accrued Discounts (Premiums)	786
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	2,714
Purchases	—
Sales	—
Transfers into Level 3	60,000
Transfers out of Level 3	—
Balance as of June 30, 2018	$63,500
Change in unrealized appreciation/depreciation for period ended June 30, 2018, related to Level 3 investments held at June 30, 2018	$2,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.63%

Corporate-Backed 5.48%

CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$8,750	$9,295,650
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,719,818
Columbus Co Ind Facs - Intl Paper	5.70%		5/1/2034	BBB	2,165	2,312,047
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-	1,000	1,080,670
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB	2,400	2,687,256
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B	3,000	3,210,840
IL Fin Auth - Leafs Hockey Club(e)	6.00%		3/1/2037	NR	1,550	372,000
IL State GO	5.00%		12/1/2036	Baa3	6,700	7,022,605
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB	11,800	11,664,300
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	A3	2,775	3,002,078
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%		1/1/2019	NR	1,495	1,503,492
MD EDC - Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	855	542,925	(g)
NJ EDA - Goethals Brdg AMT	5.00%		7/1/2022	BBB-	1,650	1,812,475
NJ EDA - Goethals Brdg AMT	5.00%		1/1/2024	BBB-	1,500	1,682,400
NY Energy - ConEd AMT (XLCA)	2.77% (Auction Rate Based	)#	10/1/2035	A2	5,175	5,175,000
NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR	6,255	6,441,399
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB	5,980	6,387,537
OH Air Quality - Pratt Paper AMT†	4.50%		1/15/2048	NR	2,000	2,076,980
Onondaga Co IDA - Bristol Meyers AMT	5.75%		3/1/2024	A+	5,100	5,920,029
PA Econ Dev - US Airways	7.50%		5/1/2020	BB-	1,500	1,629,165
PA Econ Dev - US Airways	8.00%		5/1/2029	BB-	1,475	1,605,951
Phenix City IDB - Meadwestvaco	3.625%		5/15/2030	BBB	1,750	1,753,797
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,054,432
Rockdale Co Dev Auth - Pratt Paper†	4.00%		1/1/2038	NR	800	810,736
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB-	5,145	5,532,779
Selma IDB - Intl Paper	6.25%		11/1/2033	BBB	3,230	3,415,014
Syracuse IDA - Carousel Ctr AMT	5.00%		1/1/2034	Baa1	7,500	8,102,475
VA Small Bus Fing - Covanta†	5.00	%#(a)	1/1/2048	B	210	213,898
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,356,980
West Pace Coop Dist(e)	9.125%		5/1/2039	NR	4,900	2,842,000	(g)
Total						110,226,728

Education 5.42%

Build NYC Res Corp - NY Law	4.00%		7/1/2045	BBB-	2,445	2,451,137
CA Ed Facs - Stanford Univ	5.00%		5/1/2045	AAA	5,505	7,256,251
CA Fin Auth - Emerson Clg	6.00%		1/1/2042	BBB+	1,875	2,146,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR		$1,250	$1,327,938
Chicago Brd Ed	5.00%	12/1/2044	BB-	(c)	1,500	1,533,840
Chicago Brd Ed	5.00%	12/1/2046	BB-	(c)	3,000	3,063,120
Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	A-		3,040	3,406,077
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,368,840
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		870	897,118
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-		1,000	1,113,850
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2035	A-		1,250	1,382,413
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000	2,211,860
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,051,082
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,901,672
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		1,750	1,744,960
IL Fin Auth - IL Inst of Tech	6.25%	2/1/2019	Baa3		590	602,768
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,013,610
IL Fin Auth - Roosevelt Univ	6.50%	4/1/2039	Ba3		3,500	3,652,145
IL Fin Auth - Univ Chicago	4.00%	10/1/2049	Aa2		5,000	5,058,000
MA DFA - Emerson Clg	5.00%	1/1/2035	BBB+		2,000	2,244,000
MA DFA - Emmanuel College	5.00%	10/1/2034	Baa2		1,325	1,457,235
MA DFA - Suffolk Univ	5.00%	7/1/2032	Baa2		2,000	2,247,840
MA DFA - Suffolk Univ	5.00%	7/1/2033	Baa2		1,100	1,232,682
MA DFA - Suffolk Univ	5.00%	7/1/2034	Baa2		900	1,004,868
NY Dorm - Barnard Clg	5.00%	7/1/2035	A1		2,400	2,710,512
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,507,350
NY Dorm - NYU	5.00%	7/1/2030	Aa2		2,155	2,420,474
NY Dorm - NYU	5.00%	7/1/2031	Aa2		4,215	4,727,923
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		2,100	2,272,032
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(c)	9,500	10,322,605
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(c)	2,450	2,711,488
NYC IDA - Yankee Stadium (AG)	Zero Coupon	3/1/2030	AA		8,000	5,424,240
Univ of CT	5.25%	11/15/2047	AA-		7,000	8,070,230
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A1		6,340	7,142,834
Volusia Co EDA - Embry-Riddle Univ	5.00%	10/15/2042	A3		785	882,905
Volusia Co EDA - Embry-Riddle Univ	5.00%	10/15/2047	A3		2,250	2,521,102
Total						109,083,032

Financial Services 0.38%

MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB		5,000	5,055,200
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2031	Aaa		2,500	2,510,225
Total						7,565,425

General Obligation 18.12%

Atlantic City GO (BAM)	5.00%	3/1/2032	AA		300	337,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Beaverton Sch Dist	5.00%	6/15/2036	AA+	$7,100	$8,249,561
Bellwood GO	6.15%	12/1/2032	A	2,765	3,152,930
CA State GO	6.50%	4/1/2033	Aaa	7,255	7,533,955
CA State GO	4.00%	9/1/2037	AA-	5,000	5,333,250
CA State GO	5.00%	2/1/2033	AA-	10,000	10,979,800
CA State GO	5.00%	9/1/2037	AA-	3,000	3,492,720
CA State GO	5.00%	8/1/2038	AA-	3,300	3,834,468
CA State GO	5.25%	9/1/2024	AA-	5,000	5,540,650
CA State GO	5.25%	8/1/2032	AA-	7,500	8,830,200
CA State GO	5.50%	3/1/2040	AA-	9,250	9,824,610
CA State GO	5.60%	3/1/2036	AA-	7,330	7,799,853
CA State GO	6.50%	4/1/2033	AA-	6,145	6,371,443
Chicago Brd Ed	5.00%	12/1/2029	B	2,000	2,078,940
Chicago Brd Ed	5.00%	12/1/2030	B	2,070	2,144,748
Chicago Brd Ed	5.00%	12/1/2031	B	1,000	1,034,430
Chicago Brd Ed	6.50%	12/1/2046	B	1,000	1,147,010
Chicago Brd Ed†	7.00%	12/1/2046	B	1,200	1,439,268
Chicago GO	5.00%	1/1/2026	BBB+	4,950	5,307,538
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,388,812
Chicago GO	5.00%	1/1/2034	BBB+	3,150	3,209,567
Chicago GO	5.00%	1/1/2034	BBB+	5,000	5,189,450
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,077,200
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,570,112
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,065,620
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,304,850
Chicago GO	5.50%	1/1/2042	BBB+	250	265,243
Chicago GO	6.00%	1/1/2038	BBB+	17,830	20,116,697
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,185,187
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,128,040
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,418,578
Cook Co GO	5.00%	11/15/2034	AA-	500	557,425
Cook Co GO	5.00%	11/15/2035	AA-	1,000	1,111,770
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	11,062,700
CT State GO	5.00%	6/15/2033	A1	1,250	1,400,800
CT State GO	5.00%	6/15/2038	A1	1,000	1,108,250
CT State GO	4.00%	8/15/2032	A1	5,000	5,132,450
CT State GO	4.00%	4/15/2037	A1	2,000	2,032,540
CT State GO	4.00%	6/15/2037	A1	775	785,160
CT State GO(b)	5.00%	12/1/2022	AA	10,000	10,646,200
CT State GO(b)	5.00%	12/1/2023	AA	10,000	10,646,200
CT State GO	5.00%	6/15/2032	A1	1,000	1,125,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	$4,000	$4,045,960
HI State GO(b)	5.00%	8/15/2030	AA	10,000	11,016,550
IL State GO	4.00%	6/1/2034	BBB-	2,250	2,106,045
IL State GO	5.00%	6/1/2027	BBB-	2,000	2,120,500
IL State GO	5.00%	11/1/2028	BBB-	7,795	8,290,294
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,676,605
IL State GO	5.00%	1/1/2033	BBB-	3,500	3,574,130
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,455,378
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,711,243
IL State GO	5.50%	7/1/2033	BBB-	9,020	9,518,445
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,618,290
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	4,868,750
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	2,250	2,510,235
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,691,841
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,508,840
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,788,100
Nassau Co GO	5.00%	1/1/2035	A+	1,020	1,143,644
Nassau Co GO	5.00%	1/1/2036	A+	1,150	1,286,965
Nassau Co GO	5.00%	1/1/2038	A+	1,500	1,674,420
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	7,660	4,716,722
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+	6,910	4,163,966
NYC GO	5.00%	8/1/2027	AA	6,000	6,781,320
NYC GO	5.00%	12/1/2041	AA	3,400	3,883,106
PA State GO	4.00%	9/15/2030	Aa3	10,000	10,476,900
PA State GO	4.00%	3/1/2038	Aa3	4,500	4,630,770
Philadelphia GO	5.00%	8/1/2036	A	8,400	9,427,992
Philadelphia GO	5.00%	8/1/2037	A	3,150	3,527,685
Philadelphia GO	5.25%	7/15/2031	A	1,400	1,564,780
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,345,000
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,112,840
Philadelphia Sch Dist	5.00%	9/1/2037	A2	800	887,512
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,109,390
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,240,679
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,215	1,368,187
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,309,756
Port Houston Auth AMT	6.25%	10/1/2029	AAA	1,000	1,011,440
San Francisco Arpt AMT	5.25%	5/1/2042	A+	4,000	4,646,160
Sweetwater UHSD (BAM)	5.00%	8/1/2026	AA	5,000	5,755,450
Tuscaloosa Co Brd of Ed	5.00%	8/1/2046	AA	5,000	5,655,050
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,289,720
Yosemite CCD	Zero Coupon	8/1/2042	Aa2	3,000	2,124,630
Total					364,596,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 13.36%

AL PFA - AL Proton Therapy†	6.85%	10/1/2047	NR		$2,160	$2,146,198
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%	5/1/2033	A+		7,065	7,659,944
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		3,000	3,183,930
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		2,100	2,221,653
CA Hlth - Sutter Hlth	4.00%	11/15/2042	AA-		2,000	2,074,340
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		4,500	4,971,285
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,500	2,758,200
CA Statewide - Beverly	5.00%	2/1/2045	BBB-		5,000	5,430,550
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,493,649
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-		4,000	4,082,720
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		2,250	2,284,042
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		6,875	7,473,125
Cass Co - Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,219,500
Cumberland Co Mun Auth - Diakon Lutheran	6.125%	1/1/2029	BBB+	(c)	100	101,765
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		8,075	8,845,355
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		4,750	5,185,147
Denver Hlth & Hsp Auth	2.641% (3 Mo. LIBOR * .67 + 1.10%)#	12/1/2033	BBB		4,745	4,443,076
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	752,388
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,612,756
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB	(c)	4,400	4,804,800
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		4,825	5,559,510
Greenville Hlth Sys	5.00%	5/1/2034	A1		3,970	4,382,562
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		1,500	1,528,770
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	1/1/2026	AA+		2,500	2,614,838
IN Fin Auth - Major Hsp	5.00%	10/1/2029	Baa2		1,500	1,627,065
IN Hlth Facs - Ascension Hlth	5.00%	11/15/2036	Aa2		3,600	4,042,224
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		595	648,723
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,246,732
LA PFA - Ochsner Clinic	6.25%	5/15/2031	A3		8,090	9,043,002
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(c)	1,350	1,419,363
MA DFA - Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,129,596
MA DFA - CareGroup	5.00%	7/1/2048	A-		9,000	9,962,190
MA DFA - Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,127,250
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,000	3,237,810
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		9,000	10,088,010
MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		4,275	4,672,960
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,446,430
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,458,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		$11,190	$12,264,464
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	12,420,877
Meadville Med Center	6.00%	6/1/2046	NR		790	820,660
Meadville Med Center	6.00%	6/1/2051	NR		930	961,257
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BB+	(c)	1,000	1,035,680
MN Hlth - Mayo Clinic	5.00%	11/15/2036	AA		2,950	3,701,866
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	A-	(c)	3,150	3,436,020
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(c)	1,300	1,410,539
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,797,710
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,500	2,617,200
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,106,090
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	639,531
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,781,611
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,460,836
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,108,300
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,412,931
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,521,776
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	5,903,106
OK DFA - OU Med	5.50%	8/15/2052	Baa3		2,700	3,092,202
OK DFA - OU Med	5.50%	8/15/2057	Baa3		3,600	4,106,628
Palomar Hlth	5.00%	11/1/2036	BBB-		4,025	4,375,819
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,243,550
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		850	937,992
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2033	BBB-		2,950	3,243,495
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		5,750	6,300,102
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2042	BB	(c)	750	814,778
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2047	BB	(c)	675	731,309
Tarrant Co Cultural - Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,535,790
Tempe IDA - ASU Mirabella†	6.125%	10/1/2047	NR		1,150	1,234,169
UCal Med Ctr	5.25%	5/15/2038	AA-		660	747,839
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,577,650
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,035,365
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,373,920
Ward Co Hlth Facs - Trinity Hlth	5.00%	6/1/2048	BBB-		2,110	2,301,018
WI Hlth & Ed - Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,780	7,790,970
WV Hsp - Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,009,900
Total						268,833,365

Housing 1.19%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,750	1,872,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)

CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		$550	$603,196
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,522,617
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,000	5,285,050
HI Hsg Fin & Dev - Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A1		2,000	2,060,520
IL Fin Auth - CHF - UIC	5.00%	2/15/2047	BBB-		900	974,574
IL Fin Auth - CHF - UIC	5.00%	2/15/2050	BBB-		1,500	1,618,335
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	CCC+		1,355	1,321,125
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,340,312
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2037	Baa3		1,000	1,110,440
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,047,400
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-		1,150	1,195,954
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,036,640
Total						23,988,890

Lease Obligations 6.12%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+		5,600	6,157,032
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	A+		8,500	9,337,845
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	A+		2,500	2,739,200
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA		5,275	5,955,581
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA		7,000	7,648,550
Houston Co Coop Dist - Country Crossing	12.50%	6/7/2013	NR		1,768	247,520	(g)
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,817,030
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB+		6,500	7,001,865
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+		3,000	3,214,500
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+		3,145	3,359,458
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+		4,500	5,222,115
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2026	A1		5,000	5,720,000
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+		5,475	5,866,572
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		7,500	8,266,725
NJ EDA - Sch Facs	3.11% (MUNIPSA * 1 + 1.60%)#	3/1/2028	BBB+		4,625	4,583,606
NJ EDA - Sch Facs	5.00%	3/1/2028	BBB+		3,845	4,068,817
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	4,500	4,825,170
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+		4,425	4,841,216
NJ Trans Trust Fund	5.00%	6/15/2042	BBB+		2,215	2,301,717
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA		10,000	11,038,300
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA		6,000	6,615,660
PA COPS	5.00%	7/1/2043	A2		1,175	1,299,174
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	Aa3		3,150	3,668,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

San Diego PFA - Master Lease	5.25%	9/1/2035	AA-		$5,000	$5,398,250
Total						123,194,897

Other Revenue 5.65%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-		8,165	8,735,652
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BBB-		5,750	6,226,330
Baker Correctional Dev	8.50%	2/1/2030	NR		3,400	2,848,282
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2030	BBB-		2,340	2,686,226
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2		2,500	2,795,300
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		8,100	8,816,121
City of Miami Beach - Parking Revs (BAM)	5.00%	9/1/2040	AA		2,000	2,227,320
Cleveland Arpt	5.00%	1/1/2030	A-		2,000	2,149,640
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB+		1,000	1,119,130
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB		1,500	1,629,420
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+		1,000	1,185,560
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,185,560
Denver Conv Ctr	5.00%	12/1/2034	Baa2		1,000	1,122,380
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB	(c)	5,500	6,033,390
Grand River Hosp Dist (AGM)	5.25%	12/1/2034	AA		900	1,047,510
Grand River Hosp Dist (AGM)	5.25%	12/1/2035	AA		900	1,044,936
Grand River Hosp Dist (AGM)	5.25%	12/1/2037	AA		900	1,041,507
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025	Baa2		3,250	3,276,552
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB		5,100	5,653,197
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	B		1,250	1,264,313
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa3		6,645	7,449,643
Long Beach Nat Gas - ML	3.02% (3 Mo. LIBOR * .67 + 1.45%)#	11/15/2027	A-		9,000	9,127,620
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A3		5,000	6,061,200
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	11,970,420
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	NR		2,250	1,775,003
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025	NR		1,250	13,125
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR		1,700	17,850
NJ EDA - Team Academy	6.00%	10/1/2043	BBB		3,500	3,861,025
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	A3		7,000	7,001,120
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2031	A3		3,995	4,327,184
Total						113,692,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax 3.55%

Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba1		$1,845	$2,016,862
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3		4,300	4,488,211
Allentown Neighborhood Impt†	5.00%	5/1/2042	Ba1		1,500	1,622,160
Arlington GO (AGM)	5.00%	2/15/2048	AA		5,000	5,704,200
Aurora TIF - East River	6.75%	12/30/2027	NR		700	708,386
CT Spl Tax - Trans Infra	5.00%	8/1/2034	AA		3,600	3,938,220
CT Spl Tax - Trans Infra	5.00%	1/1/2037	AA		6,300	7,036,218
CT Spl Tax - Trans Infra	5.00%	1/1/2038	AA		4,500	5,022,000
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR		4,545	2,181,600
Gramercy Farms Cmnty Dev Dist(e)	5.25%	5/1/2039	NR		1,340	13
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039	NR		5,000	550,000	(g)
Inland Valley Redev Agy	5.25%	9/1/2037	A-		3,375	3,769,403
Irvine CFD - Great Park	5.00%	9/1/2044	NR		500	538,920
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR		1,936	1,752,622
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2		2,325	2,719,413
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	3.323% (CPI Based )#	3/1/2024	Baa1		4,500	4,535,280
PA COPS	4.00%	7/1/2046	A2		2,375	2,391,886
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA		1,000	1,144,360
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA		1,400	1,596,084
Riverside Co Redev Agy - Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A		11,195	13,213,794
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB+		1,000	1,137,180
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB+		1,400	1,592,052
Sparks Tourism Impt Dist†	6.50%	6/15/2020	Ba3		625	625,569
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3		2,500	2,502,150
Stone Canyon CID(e)	5.70%	4/1/2022	NR		1,000	245,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR		1,300	318,500
Total						71,350,083

Tax Revenue 4.32%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+		3,300	3,553,242
Casino Reinv Dev Auth	5.25%	11/1/2044	BBB+		1,950	2,096,250
Chicago Brd Ed - CIT	5.00%	4/1/2042	A	(c)	1,800	1,942,632
Chicago Brd Ed - CIT	5.00%	4/1/2046	A	(c)	2,050	2,206,169
Cook Co Sales Tax	4.00%	11/15/2034	AAA		3,000	3,109,110
MA Sch Bldg Auth - Sales Tax(b)	5.00%	2/1/2028	AA+		20,000	21,742,900
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BB+		4,150	4,461,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2045	AA	$3,145	$923,246
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	Baa2	10,000	5,816,600
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	Baa2	20,000	8,503,000
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	Baa2	15,000	6,053,700
NJ EDA - Cigarette Tax	5.00%	6/15/2023	BBB+	2,065	2,234,536
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,071,260
Nrthn IN Cmmtr Trans Dist	5.00%	7/1/2041	AA-	3,250	3,633,045
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,500	2,819,375
NYC TFA - Future Tax	4.00%	5/1/2037	AAA	2,700	2,820,447
PR Corp Sales Tax(e)	5.00%	8/1/2043	Ca	5,130	2,308,500
PR Corp Sales Tax(e)	5.50%	8/1/2040	Ca	5,580	2,511,000
PR Corp Sales Tax(e)	6.125%	8/1/2029	Ca	2,000	900,000
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A	4,190	4,660,286
Yorba Linda Redev Agy	6.00%	9/1/2026	NR	1,145	1,295,499
Yorba Linda Redev Agy	6.50%	9/1/2032	NR	2,000	2,293,520
Total					86,956,065

Tobacco 4.49%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	18,000	1,483,020
Buckeye Tobacco	5.125%	6/1/2024	B-	9,560	9,551,874
Buckeye Tobacco	5.75%	6/1/2034	B-	2,835	2,838,544
Buckeye Tobacco	5.875%	6/1/2047	B-	5,000	5,021,400
Golden St Tobacco	5.00%	6/1/2029	BBB	2,500	2,892,600
Golden St Tobacco	5.00%	6/1/2047	NR	4,375	4,496,669
Golden St Tobacco	5.125%	6/1/2047	B+	11,500	11,500,230
Golden St Tobacco	5.25%	6/1/2047	NR	4,375	4,556,563
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA	15,000	15,307,650
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,792,661
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR	5,625	6,281,831
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	5,895	5,874,544
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,147,620
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	3,175	3,419,094
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,975	2,226,990
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,195	3,194,936
TSASC	5.00%	6/1/2035	A-	1,140	1,257,055
TSASC	5.00%	6/1/2036	A-	570	627,160
TSASC	5.00%	6/1/2048	NR	3,700	3,798,864
Total					90,269,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation 19.32%

AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA		$2,000	$2,245,180
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA		2,000	2,241,800
Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+		2,000	2,228,280
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-		1,000	1,136,950
Atlanta Arpt - PFC	5.00%	1/1/2031	AA-		4,000	4,541,160
CA Muni Fin Auth - LINXS	4.00%	12/31/2047	BBB+	(c)	5,750	5,773,517
Central TX Mobility Auth	5.00%	1/1/2045	BBB+		4,500	4,918,500
Central TX Mobility Auth	6.00%	1/1/2041	BBB+		10,000	10,981,400
Central TX Tpk	5.00%	8/15/2033	BBB+		4,550	4,977,745
Charlotte Arpt	5.00%	7/1/2031	AA-		4,815	5,435,509
Chicago Midway Arpt AMT	5.00%	1/1/2026	A		2,000	2,215,120
Chicago O’Hare Arpt	5.625%	1/1/2035	A		280	302,658
Chicago O’Hare Arpt - TRIPS AMT	5.00%	7/1/2048	BBB		2,500	2,756,275
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	997,101
Delaware River Port Auth	5.00%	1/1/2034	A		7,200	7,982,136
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A		4,200	2,516,472
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A		7,720	3,310,413
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2		2,430	2,714,432
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2		1,000	1,106,620
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2		1,000	1,103,430
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		4,500	2,449,125
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		9,000	10,456,650
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		8,000	9,277,040
Greater Orlando Aviation AMT	4.00%	10/1/2052	A1		7,500	7,574,775
Hampton Roads Trans Commn	5.50%	7/1/2057	NR		6,000	7,209,360
HI Arpt	5.00%	7/1/2034	A+		3,000	3,181,170
HI Arpts AMT	5.00%	7/1/2041	A+		5,000	5,556,700
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB		4,000	4,311,680
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	BB		2,500	2,745,625
Lee Co Arpt AMT	5.375%	10/1/2032	A		3,695	3,999,948
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	AA		4,000	4,482,440
MA Port Auth AMT	4.00%	7/1/2046	AA		5,465	5,592,772
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,666,020
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,670,965
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,662,848
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,225,520
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	5,131,983
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2030	A-		550	618,855
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2032	A-		1,160	1,301,694
Miami Dade CO Aviation - Mia	5.00%	10/1/2041	A		6,350	7,226,490
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A		4,435	5,022,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A		$2,500	$2,823,675
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(c)	5,900	6,860,048
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,232,340
MTA NY	4.00%	11/15/2046	A+		4,000	4,104,960
MTA NY	5.00%	11/15/2030	A+		5,095	5,638,687
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB		1,000	1,135,340
New Orleans Aviation Brd AMT	5.00%	1/1/2040	A-		5,000	5,450,500
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1		2,750	3,082,805
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1		1,000	1,112,580
NJ Tpk Auth	4.00%	1/1/2043	NR		5,555	5,736,871
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		4,500	4,904,910
North TX Twy Auth	5.00%	1/1/2040	A1		4,350	4,738,063
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3		3,100	3,156,451
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3		5,000	5,635,850
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3		2,700	3,031,722
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3		2,250	2,516,783
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		5,150	5,561,588
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		14,210	15,488,047
PA Tpk Commn	4.00%	12/1/2038	A3		3,425	3,467,847
PA Tpk Commn	5.00%	6/1/2029	A3		9,000	10,117,890
Philadelphia Airport AMT	5.00%	7/1/2042	A		4,440	5,008,542
Philadelphia Airport AMT	5.00%	7/1/2047	A		7,500	8,429,400
Port Auth NY & NJ	5.25%	10/15/2055	AA-		3,325	3,787,707
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA		1,875	2,041,838
Port Oakland AMT	5.00%	5/1/2028	A+		2,350	2,524,676
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-		2,000	2,183,540
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA		2,000	2,217,180
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA		2,000	2,232,240
Regional Trans Dist COP	5.375%	6/1/2031	Aa3		5,200	5,517,304
Sacramento Co Arpt	5.00%	7/1/2041	A		7,000	7,993,930
San Antonio Arpt AMT	5.00%	7/1/2045	A+		8,435	9,186,643
San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA		1,500	1,503,915
San Diego - South Bay Expwy	5.00%	7/1/2037	A		2,000	2,325,260
San Francisco Arpt AMT	5.00%	5/1/2025	A+		5,000	5,401,650
San Francisco Arpt AMT	5.25%	5/1/2033	A+		7,000	7,799,260
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB		10,000	10,844,800
San Jose Arpt AMT	5.00%	3/1/2047	A		2,800	3,146,948
San Jose Arpt AMT	6.25%	3/1/2034	A		5,000	5,545,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

South Carolina Ports AMT	5.25%		7/1/2055	A+	$5,000	$5,581,400
South Jersey Port Corp AMT	5.00%		1/1/2042	Baa1	1,500	1,637,340
St Louis Arpt - Lambert Intl Arpt	6.25%		7/1/2029	A-	3,020	3,152,155
VA Small Bus Fing - 95 Express Lanes AMT	5.00%		7/1/2034	BBB	1,525	1,621,304
VA Small Bus Fing - 95 Express Lanes AMT	5.00%		1/1/2040	BBB	4,880	5,163,235
VA Small Bus Fing - Elizabeth River AMT	5.25%		1/1/2032	BBB	6,100	6,593,917
VA Small Bus Fing - Elizabeth River AMT	6.00%		1/1/2037	BBB	1,230	1,362,557
VA Small Bus Fing - I-66 AMT	5.00%		12/31/2052	Baa3	7,250	7,930,485
Wayne Co Arpt AMT	5.00%		12/1/2039	A	1,700	1,862,639
Wayne Co Arpt AMT	5.00%		12/1/2042	A2	1,200	1,340,172
Wayne Co Arpt AMT	5.00%		12/1/2047	A2	1,000	1,112,580
Total						388,693,847

Utilities 12.23%

Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	1,500	1,731,120
Baltimore Wastewater	5.00%		7/1/2039	AA-	4,250	4,782,907
Baltimore Water	5.00%		7/1/2032	AA-	2,435	2,752,646
Baltimore Water	5.00%		7/1/2046	AA-	10,000	11,297,800
Burke Co Dev - Oglethorpe Power	3.00	%#(a)	11/1/2045	A-	5,000	4,985,100
Central Plains - Goldman Sachs	5.00%		9/1/2032	A3	5,000	5,474,350
Central Plains - Goldman Sachs	5.00%		9/1/2042	BBB+	11,040	13,298,894
Central Plains - Goldman Sachs	5.25%		9/1/2037	A3	9,025	9,969,647
Chicago Wastewater	5.00%		1/1/2047	A	1,325	1,434,511
Chicago Water	5.00%		11/1/2029	A	4,560	5,154,396
Chicago Water	5.00%		11/1/2036	A	1,775	1,973,303
Chicago Water	5.00%		11/1/2039	A	2,600	2,787,486
Chicago Water (AGM)	5.00%		11/1/2036	AA	3,000	3,355,350
Chicago Water (AGM)	5.00%		11/1/2037	AA	2,500	2,798,225
Chula Vista IDR - San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	2,125	2,203,646
CO Public Auth - ML	6.50%		11/15/2038	A-	4,270	5,954,472
Compton Water	6.00%		8/1/2039	NR	5,500	5,656,365
DE EDA - NRG Energy	5.375%		10/1/2045	Baa3	9,000	9,332,010
Detroit Sewer	5.00%		7/1/2034	BBB+	1,595	1,747,482
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2034	AA	3,600	4,068,180
IN Muni Pwr	5.25%		1/1/2030	A+	2,000	2,305,440
IN Muni Pwr	5.25%		1/1/2032	A+	2,050	2,363,076
Jefferson Co Sewer	6.50%		10/1/2053	BBB-	2,000	2,354,540
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA	4,875	3,384,176
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA	2,215	2,474,842
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	A-	5,000	5,517,000
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	A-	4,000	4,404,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-		$4,735	$5,124,312
Long Beach Nat Gas - ML	5.50%	11/15/2037	A-		5,825	7,549,841
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA		9,710	10,607,204
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A		2,625	2,886,922
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1		3,500	3,605,350
New Orleans Water	5.00%	12/1/2034	A-		1,000	1,111,520
New Orleans Water	5.00%	12/1/2040	A-		1,250	1,375,713
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A		5,000	5,362,700
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+		3,500	3,975,790
Paducah Electric (AGM)	5.00%	10/1/2033	AA		1,000	1,112,620
Paducah Electric (AGM)	5.00%	10/1/2035	AA		1,000	1,107,320
Philadelphia Gas Works	5.00%	8/1/2029	A		1,750	1,980,003
Philadelphia Gas Works	5.00%	8/1/2030	A		1,500	1,693,050
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+		2,520	2,894,094
Philadelphia Water & Wastewater	5.00%	7/1/2030	A+		3,355	3,836,946
Philadelphia Water & Wastewater	5.25%	10/1/2052	A+		5,550	6,405,976
Pima CO IDA - Tucson Elec	4.00%	9/1/2029	A-		5,040	5,288,926
PR Elec Pwr Auth(e)	2.249% (3 Mo. LIBOR * .67 + .70%)#	7/1/2031	Ca		4,000	1,755,000
Salt Verde Fin Corp - Citi	5.00%	12/1/2032	BBB+		3,145	3,694,809
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	BBB+		11,705	14,237,494
Salt Verde Fin Corp - Citi	5.25%	12/1/2027	BBB+		3,685	4,294,573
Southern CA Pub Pwr Auth - Goldman Sachs	3.05% (3 Mo. LIBOR * .67 + 1.47%)#	11/1/2038	A3		3,000	2,870,340
TEAC - Goldman Sachs	5.625%	9/1/2026	BBB	(c)	3,000	3,432,990
Trimble Env Facs - Louisville Gas & Elec	3.75%	6/1/2033	A1		11,250	11,351,700
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3		3,520	3,831,062
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3		9,520	10,336,435
WV EDA - Morgantown Energy AMT	2.875%	12/15/2026	Baa3		820	808,495
Total						246,092,829

Total Investments in Municipal Bonds 99.63% (cost $1,942,358,068)						2,004,543,493

Cash and Other Assets in Excess of Liabilities 0.37%						7,414,044

Net Assets 100.00%						$2,011,957,537

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$106,841,803	$3,384,925	$110,226,728
Lease Obligations	—	122,947,377	247,520	123,194,897
Special Tax	—	70,800,083	550,000	71,350,083
Remaining Industries	—	1,699,771,785	—	1,699,771,785
Total	$—	$2,000,361,048	$4,182,445	$2,004,543,493
Liabilities
Trust Certificates(4)	$—	$(26,250,000)	$—	$(26,250,000)
Total	$—	$(26,250,000)	$—	$(26,250,000)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in the Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$17,719,035
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	29,925
Purchases	—
Sales	—
Transfers into Level 3	513,000
Transfers out of Level 3	(14,079,515)
Balance as of June 30, 2018	$4,182,445
Change in unrealized appreciation/depreciation for period ended June 30, 2018, related to Level 3 investments held at June 30, 2018	$29,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.51%
MUNICIPAL BONDS

Corporate-Backed 10.98%

Allegheny Co IDA - US Steel	6.875%		5/1/2030	B	$6,050	$6,162,227
Beauregard Parish - Office Max	6.80%		2/1/2027	B3	5,000	5,015,450
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,562,274
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	9,000	9,561,240
Cleveland Arpt - Continental Airlines AMT	5.375%		9/15/2027	BB	15,240	15,285,415
Fort Bend IDC - NRG Energy	4.75%		11/1/2042	Baa3	3,480	3,561,745
IA Fin Auth - Alcoa	4.75%		8/1/2042	BBB-	1,655	1,703,740
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B	24,910	26,660,675
IA Fin Auth - Iowa Fertilizer Co	5.50%		12/1/2022	B	30	30,310
IL Fin Auth - Leafs Hockey Club(e)	5.875%		3/1/2027	NR	1,500	360,000
IL Fin Auth - Leafs Hockey Club(e)	6.00%		3/1/2037	NR	1,450	348,000
MA DFA - Covanta†	4.875%		11/1/2042	BB-	2,100	2,100,672
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR	10,015	10,117,754
MD EDC - Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	3,430	2,178,050	(g)
Niagara Area Dev Corp - Covanta AMT†	5.25%		11/1/2042	BB-	15,760	15,770,559
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB	5,125	5,558,677
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB	9,460	10,283,588
NJ EDA - Continental Airlines AMT	5.50%		4/1/2028	BB	5,965	5,974,902
NJ EDA - Continental Airlines AMT	5.50%		6/1/2033	BB	1,885	2,090,352
NJ EDA - Continental Airlines AMT	5.625%		11/15/2030	BB	2,600	2,937,610
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR	38,725	41,126,724
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB	6,135	6,553,100
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR	1,250	1,282,538
OH Air Quality - Pratt Paper AMT†	4.50%		1/15/2048	NR	10,500	10,904,145
PA Econ Dev - Natl Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,058,420
PA Econ Dev - US Airways	8.00%		5/1/2029	BB-	2,460	2,678,399
Port Seattle IDC - Delta Airlines AMT	5.00%		4/1/2030	BBB-	1,000	1,088,710
Rockdale Co Dev Auth - Pratt Paper†	4.00%		1/1/2038	NR	2,000	2,026,840
Rumford Solid Waste - Office Max AMT	6.875%		10/1/2026	B3	1,500	1,499,910
Tulsa Mun Arpt - American Airlines AMT	5.00	%#(a)	6/1/2035	BB-	7,000	7,545,790
VA Small Bus Fing - Covanta†	5.00	%#(a)	1/1/2048	B	650	662,064
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	1,100	1,216,754
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,713,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

West Pace Coop Dist(e)	9.125%	5/1/2039	NR		$13,770	$7,986,600	(g)
WI PFA - Natl Gypsum AMT	5.25%	4/1/2030	NR		2,500	2,677,375
WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB		6,000	6,362,640
WI Pub Fin Auth - Celanese AMT	4.30%	11/1/2030	BBB-		3,125	3,249,125
WI Pub Fin Auth - Celanese AMT†	5.00%	12/1/2025	BBB-		1,950	2,203,227
Total						232,099,561

Education 4.11%

AZ IDA - American Charter Sch†	5.00%	7/1/2022	BB+		1,880	1,943,864
CA Muni Fin - Julian Chtr Sch†	5.625%	3/1/2045	B+		5,000	5,032,450
Clifton Higher Ed - Intl Ldrshp Sch	5.75%	8/15/2045	NR		4,500	4,645,350
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,490	1,536,443
FL HI Ed - Jacksonville Univ†	5.00%	6/1/2048	NR		3,200	3,365,888
FL HI Ed - Jacksonville Univ†	5.00%	6/1/2053	NR		3,250	3,394,527
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2037	BB+		2,000	2,147,280
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2045	BB+		7,545	8,035,123
Glenville Clg	5.00%	6/1/2037	NR		1,500	1,469,400
Glenville Clg	5.25%	6/1/2047	NR		4,000	3,932,080
IA HI Ed - Wartburg Clg	5.00%	10/1/2037	BB-	(c)	1,545	1,555,151
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,328,330
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,002,040
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,500,800
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		4,450	4,437,184
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		3,090	3,132,055
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3		3,750	4,009,200
Marietta Dev Auth - Life Univ†	5.00%	11/1/2047	Ba3		3,000	3,178,710
NV Dept of Bus & Ind - Somerset†	5.00%	12/15/2048	BB		1,500	1,537,440
NY Dorm - Yeshiva Univ	5.00%	11/1/2031	B3		1,475	1,539,148
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB		2,500	2,563,725
Phoenix IDA - Basis Schs†	5.00%	7/1/2047	BB		1,000	1,029,930
Phoenix IDA - Basis Schs†	5.00%	7/1/2051	BB		2,580	2,638,127
Phoenix IDA - Legacy Tradtl Schs†	5.00%	7/1/2035	Ba1		2,060	2,129,958
Pima IDA - American Leadership Acad†	5.00%	6/15/2047	NR		4,150	4,164,815
Pima IDA - American Leadership Acad†	5.00%	6/15/2052	NR		3,565	3,568,779
Tuscarawas Co Eco Dev - Ashland Univ	6.00%	3/1/2045	NR		5,000	5,087,250
Total						86,905,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Financial Services 0.24%

MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	$5,000	$5,055,200

General Obligation 10.00%

Arkansas City Bldg - So Cent Reg Med	6.75%	9/1/2038	B2	6,360	6,522,498
Atlantic City GO (BAM)	5.00%	3/1/2032	AA	300	337,896
Bellwood GO	5.875%	12/1/2027	A	3,000	3,393,510
Bellwood GO	6.15%	12/1/2032	A	2,770	3,158,631
Chicago Brd Ed	5.00%	12/1/2029	B	5,000	5,197,350
Chicago Brd Ed	5.00%	12/1/2030	B	5,170	5,356,689
Chicago Brd Ed	5.00%	12/1/2031	B	2,500	2,586,075
Chicago Brd Ed	5.00%	12/1/2031	B	3,200	3,221,504
Chicago Brd Ed	5.00%	12/1/2032	B	2,000	2,065,520
Chicago Brd Ed	5.00%	12/1/2033	B	1,500	1,542,885
Chicago Brd Ed	5.00%	12/1/2034	B	700	718,844
Chicago Brd Ed	5.00%	12/1/2035	B	750	767,708
Chicago Brd Ed	5.00%	12/1/2042	B	10,570	10,581,944
Chicago Brd Ed	5.25%	12/1/2035	B	6,950	7,097,479
Chicago Brd Ed	5.25%	12/1/2039	B	7,540	7,662,600
Chicago Brd Ed	5.25%	12/1/2041	B	16,235	16,431,119
Chicago Brd Ed	5.50%	12/1/2039	B	5,725	5,842,248
Chicago Brd Ed	6.50%	12/1/2046	B	4,900	5,620,349
Chicago Brd Ed†	6.75%	12/1/2030	B	1,000	1,204,280
Chicago Brd Ed	7.00%	12/1/2044	B	2,180	2,542,534
Chicago Brd Ed†	7.00%	12/1/2046	B	6,560	7,867,998
Chicago GO	5.00%	1/1/2034	BBB+	3,615	3,629,532
Chicago GO	5.00%	1/1/2038	BBB+	3,800	3,931,936
Chicago GO	5.25%	1/1/2028	BBB+	2,630	2,802,738
Chicago GO	5.25%	1/1/2032	BBB+	3,000	3,166,680
Chicago GO	5.50%	1/1/2033	BBB+	3,305	3,548,942
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,065,620
Chicago GO	5.50%	1/1/2042	BBB+	250	265,243
Chicago GO	6.00%	1/1/2038	BBB+	17,835	20,122,339
CIC Met Dist 14	5.875%	12/1/2046	NR	2,250	2,388,802
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR	1,250	1,319,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR		$710	$764,542
Essex Co Impt Auth - Covanta AMT†	5.25%		7/1/2045	BB-		5,000	5,057,450
IL State GO	3.50%		6/1/2029	BBB-		3,880	3,560,831
IL State GO	4.00%		1/1/2026	BBB-		2,790	2,772,144
IL State GO	4.00%		6/1/2037	BBB-		7,000	6,439,790
IL State GO	4.50%		11/1/2039	BBB-		1,100	1,083,621
IL State GO	6.00%		5/1/2026	BBB-		10,000	11,317,800
ME Fin Auth - Casella Waste AMT†	4.375	%#(a)	8/1/2035	B3		1,250	1,260,950
NJ Trans Trust Fund	Zero Coupon		12/15/2029	BBB+		7,665	4,719,800
PR Comwlth GO(e)	4.00%		7/1/2020	Ca		1,175	496,438
PR Comwlth GO(e)	5.00%		7/1/2020	Ca		11,695	4,941,137
PR Comwlth GO(e)	5.00%		7/1/2023	Ca		2,710	1,158,525
PR Comwlth GO(e)	5.625%		7/1/2032	Ca		4,775	2,017,438
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		2,235	2,235,693
Scranton GO†	5.00%		9/1/2028	BB+		500	538,405
Scranton GO†	5.00%		9/1/2029	BB+		1,000	1,071,260
Scranton GO	5.00%		11/15/2032	BB+		5,830	6,113,280
WI PFA - American Dream†	7.00%		12/1/2050	NR		12,000	13,832,160
Total							211,342,570

Health Care 27.85%

AL PFA - AL Proton Therapy†	6.85%		10/1/2047	NR		6,500	6,458,465
Alachua Co Hlth - East Ridge Ret Vlg	6.25%		11/15/2044	BB-	(c)	2,750	2,915,303
Alachua Co Hlth - East Ridge Ret Vlg	6.375%		11/15/2049	BB-	(c)	1,000	1,064,030
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		4,000	4,245,240
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		3,300	3,491,169
Antelope Valley Hlth	5.25%		3/1/2036	Ba3		1,000	1,089,990
Atlanta Dev Auth - Georgia Proton Ctr	7.00%		1/1/2040	NR		13,000	12,801,490
Blaine Sr Hsg & Hlthcare - Crest View	6.125%		7/1/2050	NR		5,000	4,934,350
Botetourt Co RCF - Glebe	6.00%		7/1/2044	NR		6,485	7,083,565
CA Stwde - Daughters of Charity	5.50%		7/1/2039	CCC		5,350	5,264,346
CA Stwde - Daughters of Charity	5.75%		7/1/2024	CCC		1,310	1,293,887
CA Stwde - Daughters of Charity	5.75%		7/1/2035	CCC		2,620	2,580,150
CA Stwde - Eskaton Pptys	5.25%		11/15/2034	BBB		1,640	1,781,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB		$21,000	$22,675,800
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		11,120	12,087,440
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB+	(c)	1,000	1,063,260
CA Stwde - So Cal Presbyterian†	7.25%	11/15/2041	BBB+	(c)	2,500	2,666,850
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,074,910
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,789,529
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,082,970
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2037	BB	(c)	4,000	4,071,360
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2046	BB	(c)	4,000	4,035,360
CO Hlth Facs - American Baptist	7.75%	8/1/2029	NR		5,770	6,146,896
CO Hlth Facs - American Baptist	7.75%	8/1/2039	NR		5,045	5,374,539
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,034,780
CO Hlth Facs - Fraiser Meadows	5.25%	5/15/2037	BB+	(c)	750	822,893
CO Hlth Facs - Fraiser Meadows	5.25%	5/15/2047	BB+	(c)	2,250	2,451,083
CT Hlth & Ed - Church Home†	5.00%	9/1/2046	BB	(c)	1,000	1,042,800
CT Hlth & Ed - Church Home†	5.00%	9/1/2053	BB	(c)	1,500	1,556,895
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2041	NR		2,000	2,060,380
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		335	348,913
Cumberland Co Mun Auth - Asbury	6.00%	1/1/2040	NR		2,000	2,074,560
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		8,075	8,845,355
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		4,900	5,348,889
DC Rev - Ingleside at Rock Creek	5.00%	7/1/2052	NR		1,800	1,874,070
Decatur Hsp - Wise Hlth	5.25%	9/1/2044	BBB-		5,720	6,155,235
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	3,976,908
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2032	BBB+	(c)	1,000	1,075,880
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2042	BBB+	(c)	2,800	2,979,760
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,512,511
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,818,648
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	860,328
Franklin Hlth - Proton Therapy†	7.50%	6/1/2047	NR		10,000	10,709,400
Fulton Co Med Ctr	5.00%	7/1/2046	NR		4,000	4,055,240
Fulton Co Med Ctr	5.00%	7/1/2051	NR		5,000	4,999,750
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,148,028
Gaithersburg Eco Dev - Asbury	6.00%	1/1/2023	BBB	(c)	4,385	4,639,286
Glendale IDA - Beatitudes	5.00%	11/15/2036	NR		1,500	1,555,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Glendale IDA - Beatitudes	5.00%		11/15/2040	NR		$4,000	$4,132,720
Glendale IDA - Beatitudes	5.00%		11/15/2045	NR		5,000	5,150,550
Guadalupe CO - Seguin City Hospital	5.00%		12/1/2040	BB		4,880	4,995,070
Hanover Co EDA - Covenant Woods	5.00%		7/1/2042	NR		2,000	2,067,940
Hanover Co EDA - Covenant Woods	5.00%		7/1/2047	NR		1,985	2,047,984
Harris Co Cultural Ed - Brazos	5.125%		1/1/2048	BB+	(c)	1,535	1,597,705
Harris Co Cultural Ed - Brazos	7.00%		1/1/2043	BB+	(c)	3,000	3,624,450
Holmes Co Hsp - Doctors Mem Hsp	5.75%		11/1/2026	NR		4,120	4,042,297
Holmes Co Hsp - Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	6,816,455
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2044	NR		2,955	3,036,972
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2046	NR		7,000	7,184,030
IA Fin Auth - Iowa Fertilizer Co	5.25	%#(a)	12/1/2050	B		9,970	10,621,041
IL Fin Auth - Clare Oaks	Zero Coupon		11/15/2052	NR		569	100,698
IL Fin Auth - Clare Oaks~	Zero Coupon		11/15/2052	NR		569	166,939
IL Fin Auth - Clare Oaks~	Zero Coupon		11/15/2052	NR		2,845	98,917
IL Fin Auth - Clare Oaks	4.00	%#(a)	11/15/2052	NR		4,550	3,686,999
IL Fin Auth - Clare Oaks	7.00%		11/15/2027	NR		790	790,284
IL Fin Auth - Friendship Vlg Shaumburg	7.25%		2/15/2045	NR		3,500	3,798,970
IL Fin Auth - Landing / Plymouth Place	6.00%		5/15/2043	BB+	(c)	2,165	2,361,842
IL Fin Auth - Northwestern Mem Hsp†(b)	5.75%		8/15/2030	AA		5,000	5,229,675
IL Fin Auth - Plymouth Place	5.25%		5/15/2050	BB+	(c)	3,150	3,269,196
King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,543,155
Kirkwood IDA - Aberdeen Heights	5.25%		5/15/2042	BB	(c)	1,750	1,871,398
Kirkwood IDA - Aberdeen Heights	5.25%		5/15/2050	BB	(c)	5,000	5,316,500
Kirkwood IDA - Aberdeen Hts	8.00%		5/15/2021	NR		595	648,723
Kirkwood IDA - Aberdeen Hts	8.00%		5/15/2029	NR		2,820	3,135,022
Kirkwood IDA - Aberdeen Hts	8.25%		5/15/2039	NR		6,695	7,473,428
KY EDA - Masonic Homes	5.375%		11/15/2032	NR		3,000	3,172,230
LA Env Facs - St James Place	6.25%		11/15/2045	NR		6,100	6,778,808
LA PFA - Lake Charles Mem Hsp†	6.375%		12/1/2034	NR		5,840	6,104,902
Lancaster Co Hosp Auth - Bretheren Village	5.125%		7/1/2037	BB+	(c)	1,000	1,092,970
Lancaster Co Hosp Auth - Bretheren Village	5.25%		7/1/2041	BB+	(c)	1,000	1,095,230
Licking Co Hlth - Kendal Granville	6.00%		7/1/2050	NR		6,000	6,390,480
MA DFA - Boston Medical Center	4.00%		7/1/2047	NR		4,130	4,087,998
Magnolia West CDD	5.35%		5/1/2037	NR		285	285,986
Martin Hsp Dist	7.25%		4/1/2036	BBB	(c)	3,450	3,723,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		$7,275	$7,952,230
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba3		225	237,321
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba3		245	265,636
Meadville Med Center	6.00%	6/1/2046	NR		2,225	2,311,352
Meadville Med Center	6.00%	6/1/2051	NR		2,600	2,687,386
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BB+	(c)	1,000	1,035,680
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2045	Baa3		7,000	7,502,740
Moon IDC - Baptist Homes Soc	6.00%	7/1/2045	NR		9,250	9,807,127
Multnomah Co Hsp Facs - Mirabella	5.40%	10/1/2044	NR		3,250	3,478,637
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,922,163
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,191,147
New Hope - Carillon	5.00%	7/1/2046	NR		2,000	2,051,660
New Hope Cult Ed Facs - Carillon	5.00%	7/1/2036	NR		3,000	3,101,820
New Hope Cultural - Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,804,106
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	BBB		5,625	6,014,981
OH Hsp - Cleveland Clinic†(b)	5.50%	1/1/2034	AA		13,500	13,767,165
OK DFA - OU Med	5.50%	8/15/2052	Baa3		2,700	3,092,202
OK DFA - OU Med	5.50%	8/15/2057	Baa3		8,600	9,810,278
Palm Beach Co Hlth - Sinai Residences	7.50%	6/1/2049	NR		2,325	2,683,213
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,809,187
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	10,173,469
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,585,593
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,660	3,823,346
Philadelphia IDA - Wesley	5.00%	7/1/2042	BB	(c)	1,355	1,439,674
Philadelphia IDA - Wesley	5.00%	7/1/2049	BB	(c)	4,000	4,228,440
Red River Hlth - Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,726,845
Red River Hlth - Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,161,780
RI Hlth & Ed - Care New England	5.00%	9/1/2036	BB-		7,000	7,383,180
Rochester Hlth Care - Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,083,873
Rochester Hlth Care - Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,470,040
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2042	BB	(c)	1,625	1,765,351
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2047	BB	(c)	1,450	1,570,959
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	NR		1,000	1,077,680
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	NR		1,600	1,732,576
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	11,616,400
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2042	NR		3,815	3,994,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2046	NR		$6,070	$6,336,352
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB-	(c)	1,100	1,181,521
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB-	(c)	1,660	1,795,755
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,379,890
Tarrant Co Cultural - Buckingham Sr Lvg	5.50%	11/15/2045	B	(c)	3,650	3,350,956
Tarrant Co Cultural - Buckner	6.75%	11/15/2047	NR		2,500	2,794,875
Tarrant Co Cultural - Buckner	6.75%	11/15/2052	NR		3,000	3,342,510
Tempe IDA - ASU Mirabella†	6.00%	10/1/2037	NR		1,200	1,281,444
Tempe IDA - ASU Mirabella†	6.125%	10/1/2052	NR		1,400	1,497,146
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2045	BBB-	(c)	2,750	3,038,173
Upper IL River Vy - Pleasant View	7.25%	11/15/2040	NR		1,200	1,248,600
Upper IL River Vy - Pleasant View	7.375%	11/15/2045	NR		1,550	1,615,612
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,224,867
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	3,004,809
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,494,376
WA Hsg - Herons Key†	7.00%	7/1/2045	NR		1,370	1,468,298
WA Hsg - Herons Key†	7.00%	7/1/2050	NR		2,000	2,132,840
WA Hsg - Mirabella†	6.50%	10/1/2032	NR		1,970	2,130,003
WA Hsg - Mirabella†	6.75%	10/1/2047	NR		3,000	3,266,340
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,260	1,356,629
Ward Co Hlth Facs - Trinity Hlth	5.00%	6/1/2053	BBB-		3,750	4,086,262
WI Hlth & Ed - American Baptist	5.00%	8/1/2032	NR		1,375	1,417,446
WI Hlth & Ed - American Baptist	5.00%	8/1/2039	NR		1,500	1,527,330
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,165,000
WI PFA - Bancroft Neurohealth†	5.125%	6/1/2048	NR		4,900	4,974,578
WI PFA - Delray Beach Radiation Ctr†	6.85%	11/1/2046	NR		5,335	5,532,768
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		1,967	995,862
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,923,959
WI PFA - Mary’s Woods†	5.25%	5/15/2047	BB	(c)	1,000	1,090,230
WI PFA - Mary’s Woods†	5.25%	5/15/2052	BB	(c)	2,300	2,500,261
WI PFA - Rose Villa†	5.75%	11/15/2044	NR		2,035	2,191,837
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,530,635
Woodbury Hsg - St Therese	5.25%	12/1/2049	NR		2,000	2,096,260
Woodbury Hsg - St Therese	5.125%	12/1/2044	NR		2,500	2,610,125
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,025,150
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,009,320
Total						588,599,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing 1.03%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		$700	$809,053
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,151,580
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	603,196
IL Fin Auth - Three Crowns Park	5.25%	2/15/2047	NR		2,750	2,887,802
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	CCC+		3,150	3,071,250
MA DFA - Newbridge†	5.00%	10/1/2047	BB+	(c)	1,000	1,071,790
MA DFA - Newbridge†	5.00%	10/1/2057	BB+	(c)	5,000	5,323,250
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(c)	1,500	1,558,395
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(c)	4,000	4,159,280
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2042	Baa3		1,000	1,104,270
Total						21,739,866

Lease Obligations 1.97%

CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		1,500	1,672,800
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,481,500
Houston Co Coop Dist - Country Crossing(e)	12.50%	5/15/2020	NR		4,199	587,860	(g)
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB+		2,155	2,321,388
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+		2,320	2,485,880
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+		8,000	8,545,520
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+		5,450	5,839,784
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,175	1,283,030
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,511,150
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	2,000	2,144,520
NJ EDA - Sch Facs	5.50%	6/15/2029	BBB+		3,550	4,034,823
PA COPS	5.00%	7/1/2043	A2		1,200	1,326,816
PR Pub Fin Corp(e)	5.50%	8/1/2031	C		12,250	336,875
Total						41,571,946

Other Revenue 7.05%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-		5,120	5,477,837
Arlington HI Ed Fin Corp - Arlington Classics	5.00%	8/15/2045	BBB-		2,250	2,396,520
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.50%	8/15/2046	NR		5,000	5,137,950
Baker Correctional Dev	8.50%	2/1/2030	NR		8,163	6,838,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

CA Sch Fin Auth - KIPP LA	5.125%	7/1/2044		BBB		$2,390	$2,606,462
Chester Co IDA - Collegium Charter Sch	5.125%	10/15/2037		NR		1,000	1,030,360
Chester Co IDA - Collegium Charter Sch	5.25%	10/15/2047		NR		2,500	2,558,075
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042		BB+		5,000	5,235,200
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2043		BB+		1,350	1,496,718
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2053		BB+		7,575	8,331,136
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043		BBB+		1,000	1,119,130
FL DFC - FL Charter Foundation†	5.00%	7/15/2046		NR		4,000	3,952,360
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037		NR		940	9,400
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037		NR		1,220	804,029
FL DFC - Palm Bay Admy†	6.375%	5/15/2037		NR		2,620	2,558,037
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046		NR		5,000	5,204,650
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		BB	(c)	6,000	6,594,480
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043		Ba1		3,250	3,439,085
Gainesville & Hall Co Dev Auth - Riverside	5.00%	3/1/2047		BBB-	(c)	1,680	1,761,715
Gainesville & Hall Co Dev Auth - Riverside	5.125%	3/1/2052		BBB-	(c)	1,250	1,317,325
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039		B		1,250	1,264,313
Kansas City RDA - Loews Hotel†	5.00%	2/1/2040		NR		1,500	1,564,365
Kansas City RDA - Loews Hotel†	5.00%	2/1/2050		NR		6,450	6,612,475
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,039,702
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046		A3		12,750	15,456,060
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2047		BB+		4,000	4,146,640
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031		NR		15,200	9,652,000	(g)
MD EDC - Chesapeake Bay Hyatt(e)	5.25%	12/1/2031		NR		3,000	1,905,000	(g)
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037		NR		5,370	4,072,232
MI Pub Ed - Bradford Admy	8.75%	9/1/2039		NR		2,250	1,775,003
MI Pub Ed - Crescent Admy	7.00%	10/1/2036		NR		665	666,383
Michigan St Strategic FD Escrow(i)	Zero Coupon	—	(j)	NR		5,000	500	(h)
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	29,295
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	60,428
Mission Econ Dev Corp - Natgasoline AMT†	5.75%	10/1/2031		BB-		9,000	9,314,550
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036		BBB		3,165	3,172,786
Ohio St Pollution Ctl Rev Escrow(e)	5.625%	5/15/2020		NR		2,965	297	(h)
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		7,000	7,010,500
Phoenix IDA - Basis Schs†	5.00%	7/1/2046		BB		2,000	2,049,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	B-	$1,425	$895,672	(h)
UT Charter Sch Fin Auth - Freedom Academy†	5.375%	6/15/2048	NR	5,150	5,228,383
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030	BB+	1,185	1,231,156
Total					149,016,379

Special Tax 6.37%

Allentown Neighborhood Impt†	5.00%	5/1/2042	Ba1	3,900	4,217,616
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030	1,046,181
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,180,960
Arborwood CDD	6.90%	5/1/2025	NR	545	617,692	(g)
Arborwood CDD	6.90%	5/1/2036	NR	70	77,315
Arborwood CDD	6.90%	5/1/2036	NR	740	826,077
Aurora TIF - East River	6.50%	12/30/2023	NR	1,610	1,629,545
Aurora TIF - East River	6.75%	12/30/2027	NR	1,140	1,153,657
Celebration Pointe CDD†	5.00%	5/1/2048	NR	3,100	3,239,283
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	5,039,750
Durbin Crossing CDD	5.50%	5/1/2037	NR	4,900	90,085	(h)
Fremont CFD - Pacific Commons	5.00%	9/1/2045	NR	3,000	3,280,740
Grandview IDA - Grandview Crossing(e)	5.75%	12/1/2028	NR	1,000	150,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,684,457
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039	NR	11,325	1,245,750	(g)
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,769,403
Miami World Ctr CDD	5.25%	11/1/2049	NR	2,000	2,122,780
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	5,065	4,585,243
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	794,873
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,193,400
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,750	2,895,448
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	NR	6,110	6,125,031
Orange Co CFD	5.25%	8/15/2045	NR	2,000	2,217,400
Orange Co CFD - Esencia	5.00%	8/15/2046	NR	6,250	6,851,687
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	289,850
PA COPS	4.00%	7/1/2046	A2	2,375	2,391,886
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,585,775
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,568,895
Prince Georges CO	5.00%	7/1/2046	NR	5,000	4,992,500
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,925	3,139,929
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	6,505	6,982,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

San Francisco Redev - Hunters Point	5.00%	8/1/2039	NR	$2,240	$2,433,962
San Francisco Redev - Hunters Point	5.00%	8/1/2044	NR	2,500	2,709,325
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR	2,000	2,129,500
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	1,500	1,633,350
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,075,850
Southlands Met Dist #1	5.00%	12/1/2047	Ba1	1,000	1,068,040
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	705,901
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3	5,500	5,504,730
St Louis IDA - Ballpark Vlg	4.75%	11/15/2047	NR	4,875	5,031,000
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	363,825
Tern Bay CDD(e)	5.375%	5/1/2037	NR	13,145	4,272,125	(g)
Village CDD #10	6.00%	5/1/2044	NR	895	1,036,150
Village CDD #12†	4.25%	5/1/2043	NR	7,500	7,629,375
Village CDD #12†	4.375%	5/1/2050	NR	5,000	5,087,750
Total					134,667,078

Tax Revenue 5.19%

Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR	1,220	1,376,014
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,227,269
Met Pier & Expo Auth - McCormick Place	Zero Coupon	12/15/2054	BB+	21,595	3,415,465
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2050	BB+	7,655	7,792,713
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2052	BB+	2,830	2,913,627
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2053	BB+	6,035	6,297,824
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2057	BB+	9,000	9,477,630
Met Pier & Expo Auth - McCormick Place	5.25%	6/15/2050	BB+	5,000	5,113,200
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BB+	9,150	9,837,348
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2047	AA	5,000	1,325,100
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,055,933
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	Baa2	20,000	8,503,000
PR Corp Sales Tax(e)	5.00%	8/1/2024	Ca	5,080	2,286,000
PR Corp Sales Tax(e)	5.00%	8/1/2043	Ca	2,725	1,226,250
PR Corp Sales Tax(e)	5.25%	8/1/2041	Ca	23,720	10,674,000
PR Corp Sales Tax(e)	5.375%	8/1/2039	Ca	9,380	4,221,000
PR Corp Sales Tax(e)	5.50%	8/1/2028	Ca	5,060	2,277,000
PR Corp Sales Tax(e)	5.50%	8/1/2040	Ca	7,000	3,150,000
PR Corp Sales Tax(e)	5.50%	8/1/2042	Ca	5,350	2,407,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

PR Corp Sales Tax(e)	5.75%	8/1/2037	Ca		$4,395	$1,977,750
PR Corp Sales Tax(e)	6.125%	8/1/2029	Ca		3,030	1,363,500
PR Corp Sales Tax(e)	5.25%	8/1/2040	Ca		19,080	16,456,500
Reno NV - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR		13,500	1,031,130
Virgin ISlands PFA - Matching Fund	5.00%	10/1/2029	Caa2		2,500	2,287,500
Total						109,693,253

Tobacco 12.44%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR		91,300	7,522,207
Buckeye Tobacco	Zero Coupon	6/1/2052	NR		100,000	4,144,000
Buckeye Tobacco	5.125%	6/1/2024	B-		26,280	26,257,662
Buckeye Tobacco	5.75%	6/1/2034	B-		8,810	8,821,013
Buckeye Tobacco	5.875%	6/1/2030	B-		11,000	11,055,000
Buckeye Tobacco	5.875%	6/1/2047	B-		18,475	18,554,073
CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR		22,650	3,988,665
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+		25,000	4,375,500
Golden St Tobacco	5.00%	6/1/2033	B3		12,155	12,157,431
Golden St Tobacco	5.00%	6/1/2047	NR		11,875	12,205,244
Golden St Tobacco	5.125%	6/1/2047	B+		10,420	10,420,208
Golden St Tobacco	5.25%	6/1/2047	NR		11,875	12,367,812
Golden St Tobacco	5.30%	6/1/2037	B+		5,000	5,233,800
Golden St Tobacco	5.75%	6/1/2047	B3		15,615	15,618,748
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR		47,000	2,285,140
Inland Empire Tobacco	4.625%	6/1/2021	NR		3,250	3,250,910
Inland Empire Tobacco	5.00%	6/1/2021	NR		3,840	3,841,536
MI Tob Settlement	Zero Coupon	6/1/2058	NR	(c)	50,000	1,566,000
MI Tob Settlement	5.125%	6/1/2022	B-		2,355	2,355,000
MI Tob Settlement	5.25%	6/1/2022	B-		3,680	3,680,147
MI Tob Settlement	6.00%	6/1/2034	B-		5,000	5,025,750
Monroe Tobacco	Zero Coupon	6/1/2061	NR		22,900	698,679
Nthrn AK Tobacco	5.00%	6/1/2032	B3		5,025	5,025,302
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,280	5,287,022
RI Tob Settlement	Zero Coupon	6/1/2052	CCC+		25,885	3,264,616
Rockland Tobacco†	Zero Coupon	8/15/2060	NR		41,035	1,577,796
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR		20,000	1,310,200
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC		15,000	2,584,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC		$10,000	$1,373,700
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR		5,000	5,282,700
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		6,085	6,099,421
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+		2,880	2,890,858
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR		20,000	994,400
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB		10,440	11,242,627
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		6,500	7,329,335
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC+		39,410	4,503,381
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC		7,500	706,575
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		10,605	10,604,788
TSASC	5.00%	6/1/2036	A-		280	308,078
TSASC	5.00%	6/1/2048	NR		16,670	17,115,422
Total						262,925,696

Transportation 5.52%

Broward Co Arpt AMT	5.125%	10/1/2038	A+		2,835	3,131,002
CA Muni Fin Auth - LINXS	4.00%	12/31/2047	BBB+	(c)	5,750	5,773,518
CA Muni Fin Auth - LINXS	5.00%	6/1/2048	BBB+	(c)	1,150	1,288,265
Chicago Midway Arpt AMT	5.00%	1/1/2026	A		4,000	4,430,240
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,185,741
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	3,928,081
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	A		5,000	2,426,050
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A		25,000	15,591,250
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		4,500	2,449,125
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,000	1,137,050
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		5,000	5,809,250
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		6,915	8,018,842
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	Baa3		2,000	2,338,860
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB		3,000	3,233,760
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(c)	5,900	6,860,048
NJ Tpk Auth	4.00%	1/1/2043	NR		5,000	5,163,700
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		2,700	2,942,946
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3		3,100	3,156,451
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		10,000	10,899,400
PR Hwy & Trans Auth(e)	5.00%	7/1/2020	C		6,035	1,237,175
PR Hwy & Trans Auth(e)	5.00%	7/1/2022	C		1,545	316,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

PR Hwy & Trans Auth(e)	5.00%	7/1/2028	C	$1,015	$47,451
Reno NV - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	30,000	3,287,100
San Joaquin Hills Trsp Corridor	5.25%	1/15/2044	BBB-	3,270	3,575,614
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BBB-	5,000	5,452,150
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,000	5,581,400
South Jersey Port Corp AMT	5.00%	1/1/2042	Baa1	1,500	1,637,340
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,362,557
VA Small Bus Fing - I-66 AMT	5.00%	12/31/2052	Baa3	2,250	2,461,185
Total					116,722,276

Utilities 5.76%

Central Plains - Goldman Sachs	5.00%	9/1/2042	BBB+	5,220	6,288,064
CO Public Auth - ML	6.50%	11/15/2038	A-	5,255	7,328,045
Compton Water	6.00%	8/1/2039	NR	3,710	3,815,475
Detroit Water	5.25%	7/1/2041	A-	5,000	5,380,850
Guam Waterworks Auth	5.50%	7/1/2043	A-	2,535	2,758,207
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-	5,000	4,313,900
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB-	5,445	4,680,903
Jefferson Co Sewer	6.00%	10/1/2042	BBB-	6,075	7,008,059
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	20,050	23,604,264
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA	4,035	2,617,545
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA	5,000	4,376,550
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA	5,000	5,480,050
Long Beach Nat Gas - ML	5.50%	11/15/2037	A-	8,345	10,816,038
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1	3,500	3,605,350
Moraine Ohio Solid Waste Disp Escrow AMT(e)	6.75%	12/31/2025	NR	525	53	(h)
PR Aqueduct & Swr Auth	5.125%	7/1/2037	CC	2,740	2,301,600
PR Elec Pwr Auth(e)	5.00%	7/1/2042	Ca	2,475	1,113,750
PR Elec Pwr Auth(e)	5.05%	7/1/2042	Ca	2,060	927,000
PR Elec Pwr Auth(e)	5.25%	7/1/2040	Ca	17,690	7,960,500
PR Elec Pwr Auth(e)	5.50%	7/1/2038	Ca	1,530	688,500
PR Elec Pwr Auth(e)	5.75%	7/1/2036	Ca	3,040	1,368,000
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	BBB+	12,670	15,411,281
Total					121,843,984
Total Municipal Bonds (cost $2,054,237,707)					2,082,182,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.65%

Variable Rate Demand Notes 0.65%

General Obligation 0.07%

NYC GO	1.53%	7/2/2018	6/1/2044	AA	1,500	$1,500,000

Tax Revenue 0.14%

NYC TFA - Future Tax	1.70%	7/2/2018	11/1/2022	AAA	2,950	2,950,000

Utilities 0.44%

Appling Co Dev - GA Power	1.69%	7/2/2018	9/1/2041	A-	1,700	1,700,000
NYC Muni Water	1.70%	7/2/2018	8/1/2031	AAA	7,655	7,655,000
Total						9,355,000

Total Short-Term Investments (cost $13,805,000)						13,805,000

Total Investments in Securities 99.16% (cost $2,068,042,707)						2,095,987,041

Cash and Other Assets in Excess of Liabilities(k) 0.84%						17,739,790

Net Assets 100.00%						$2,113,726,831

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2018	68	Short	$(9,781,258)	$(9,860,000)	$(78,742)

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$221,934,911	$10,164,650	$232,099,561
Lease Obligations	—	40,984,086	587,860	41,571,946
Other Revenue	—	136,562,910	12,453,469	149,016,379
Special Tax	—	128,441,426	6,225,652	134,667,078
Utilities	—	121,843,931	53	121,843,984
Remaining Industries	—	1,402,983,093	—	1,402,983,093
Short-Term Investments
Variable Rate Demand Notes	—	13,805,000	—	13,805,000
Total	$—	$2,066,555,357	$29,431,684	$2,095,987,041
Liabilities
Trust Certificates(4)	$—	$(9,250,000)	$—	$(9,250,000)
Total	$—	$(9,250,000)	$—	$(9,250,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(78,742)	—	—	(78,742)
Total	$(78,742)	$—	$—	$(78,742)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in the Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$31,397,747
Accrued Discounts (Premiums)	60,445
Realized Gain (Loss)	(1,907,538)
Change in Unrealized Appreciation (Depreciation)	2,297,281
Purchases	—
Sales	(457,462)
Transfers into Level 3	14,743,413
Transfers out of Level 3	(16,702,202)
Balance as of June 30, 2018	$29,431,684
Change in unrealized appreciation/depreciation for the period ended June 30, 2018, related to Level 3 investments held at June 30, 2018	$465,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.77%

Corporate-Backed 16.26%

AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B3	$275	$274,984
AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B3	590	589,965
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR	250	273,678
CA Stwde - So Cal Edison	2.625	%#(a)	11/1/2033	Aa3	500	503,140
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR	100	107,256
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2020	BB	1,000	1,053,530
Houston Arpt - Continental Airlines AMT	5.00%		7/1/2029	BB	250	270,963
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB	1,000	1,119,690
IA Fin Auth - Iowa Fertilizer Co	5.00%		12/1/2019	B	5,800	5,964,604
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B	1,885	2,017,478
IA Fin Auth - Iowa Fertilizer Co	5.50%		12/1/2022	B	265	267,740
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2027	B	200	212,622
IN Fin Auth - US Steel	6.00%		12/1/2019	B	245	253,215
IN Fin Auth - US Steel	6.00%		12/1/2026	B	550	564,619
Int Falls MN - Office Max	5.50%		4/1/2023	B3	590	589,970
JFK IAT - American Airlines AMT	5.00%		8/1/2026	BB-	4,040	4,265,998
LA Env Facs - Westlake Chem	6.50%		8/1/2029	BBB	170	185,453
LA Env Facs - Westlake Chem	6.50%		11/1/2035	BBB	600	658,494
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2022	A3	285	317,014
MA Port Auth - Delta Airlines AMT (AMBAC)	5.00%		1/1/2027	NR	235	237,404
Montgomery Co IDA - Peco Generation AMT	2.70	%#(a)	10/1/2034	BBB	1,500	1,500,480
Nez Perce CO Poll Ctl - Potlatch	2.75%		10/1/2024	Baa3	1,585	1,566,994
Niagara Area Dev Corp - Covanta†	4.00%		11/1/2024	BB-	1,200	1,200,648
NJ EDA - Continental Airlines AMT	4.875%		9/15/2019	BB	1,210	1,234,599
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB	500	542,310
NJ EDA - Continental Airlines AMT	5.50%		4/1/2028	BB	105	105,174
NJ EDA - Goethals Brdg AMT	5.25%		1/1/2025	BBB-	160	180,355
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR	100	110,145
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2021	BB-	1,250	1,343,925
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB	1,000	1,098,870
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR	450	457,587
Onondaga Co IDA - Bristol Meyers AMT	5.75%		3/1/2024	A+	280	325,021
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%		1/1/2022	BB+	175	175,263
Port Seattle IDC - Delta Airlines AMT	5.00%		4/1/2030	BBB-	1,100	1,197,581
Red River - AEP Texas North (NPFGC) (FGIC)	4.45%		6/1/2020	A-	455	473,701
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB	1,720	1,831,490
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB-	3,235	3,478,822
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB	450	477,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Tulsa Mun Arpt - American Airlines AMT	5.00	%#(a)	6/1/2035	BB-		$400	$431,188
Whiting Env Facs - BP AMT	5.00	%#(a)	11/1/2045	A1		1,170	1,300,923
WI PFA - TrIPS AMT	5.00%		7/1/2022	BBB		550	585,557
WI Pub Fin Auth - Celanese AMT	5.00%		1/1/2024	BBB-		500	552,440
WI Pub Fin Auth - Celanese AMT†	5.00%		12/1/2025	BBB-		2,000	2,259,720
Total							42,157,848

Education 6.39%

AZ IDA - American Charter Sch†	4.00%		7/1/2019	BB+		1,030	1,032,884
Chester Co Hlth & Ed - Immaculata Univ	5.00%		11/1/2022	BB	(c)	630	661,412
Chicago Brd Ed	5.00%		12/1/2028	B		1,495	1,498,379
Chicago Brd Ed	5.00%		12/1/2019	NR		85	88,918
Chicago Brd Ed	5.00%		12/1/2019	B		500	511,960
Chicago Brd Ed	5.00%		12/1/2022	BB-	(c)	1,500	1,566,225
Clifton Higher Ed - Intl Ldrshp Sch	4.625%		8/15/2025	NR		100	101,786
FL HI Ed - Nova Southeastern Univ	6.00%		4/1/2026	A-		480	522,802
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		1,250	1,382,387
Glenville Clg	3.25%		6/1/2022	NR		500	493,715
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2021	Baa3		150	150,115
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2031	Baa3		390	388,877
IL Fin Auth - IL Inst of Tech	6.25%		2/1/2019	Baa3		55	56,190
IL Fin Auth - IL Inst of Tech	7.125%		2/1/2034	Baa3		100	101,361
IL Fin Auth - IL Wesleyan Univ	5.00%		9/1/2022	A-		560	615,216
IL Fin Auth - Roosevelt Univ	6.50%		4/1/2039	Ba3		2,000	2,086,940
MA DFA - Emerson Clg	5.00%		1/1/2024	BBB+		500	562,980
MA DFA - Suffolk Univ	5.00%		7/1/2022	Baa2		805	888,792
Marietta Dev Auth - Life Univ†	5.00%		11/1/2027	Ba3		1,000	1,108,370
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR		200	219,508
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2018	BBB-		100	101,145
NY Dorm - Pace Univ	4.00%		5/1/2022	BBB-		245	259,249
NY Dorm - Pace Univ	5.00%		5/1/2021	BBB-		530	569,093
NY Dorm - Yeshiva Univ	3.75%		9/1/2018	BBB-		130	130,317
NY Dorm - Yeshiva Univ	4.00%		11/1/2025	B3		95	95,084
NY Dorm - Yeshiva Univ	4.00%		11/1/2026	B3		145	141,281
NY Dorm - Yeshiva Univ	5.00%		11/1/2021	B3		190	199,603
Pima IDA - American Leadership Acad†	4.00%		6/15/2022	NR		910	921,939
VA Clg Bldg Auth - Marymount Univ†	5.00%		7/1/2022	BB+		100	107,593
Total							16,564,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Financial Services 1.64%

MA Ed Fin Auth AMT	5.00%	7/1/2025	AA	$2,000	$2,272,300
NJ Higher Ed Assistance Auth AMT	3.35%	12/1/2029	Aaa	2,000	1,994,320
Total					4,266,620

General Obligation 13.32%

Atlantic City GO (BAM)	5.00%	3/1/2021	AA	600	639,006
Atlantic City GO (BAM)	5.00%	3/1/2022	AA	245	265,756
Chicago Brd Ed	4.25%	12/1/2018	B	280	281,627
Chicago Brd Ed	4.25%	12/1/2018	NR	95	96,065
Chicago Brd Ed	5.25%	12/1/2023	B	1,170	1,175,686
Chicago Brd Ed	4.00%	12/1/2020	B	1,000	1,010,980
Chicago Brd Ed	4.00%	12/1/2022	B	1,290	1,295,147
Chicago Brd Ed	4.00%	12/1/2022	B	1,175	1,179,688
Chicago Brd Ed	5.25%	12/1/2024	B	345	346,494
Chicago Brd Ed	5.25%	12/1/2026	B	990	993,514
Chicago Brd Ed (NPFGC) (FGIC)	5.00%	12/1/2019	Baa2	425	437,240
Chicago GO	5.00%	12/1/2019	BBB+	625	642,737
Chicago GO	5.00%	1/1/2021	BBB+	325	333,902
Chicago GO	4.00%	1/1/2022	BBB+	205	209,020
Chicago GO	4.50%	1/1/2020	BBB+	700	715,645
Chicago GO	5.00%	1/1/2024	BBB+	1,415	1,473,369
Chicago GO	5.00%	1/1/2024	BBB+	1,985	2,121,389
Chicago GO	5.25%	1/1/2022	BBB+	785	832,469
Cook Co GO	5.00%	11/15/2022	AA-	335	372,661
Cook Co GO	5.25%	11/15/2022	AA-	620	662,916
Cook Co GO	5.25%	11/15/2024	AA-	400	434,888
Eaton Area Pk & Rec Dist	5.00%	12/1/2018	NR	100	101,071
Hartford GO	2.125%	7/15/2018	A	215	214,985
IL State GO	5.00%	6/1/2021	BBB-	100	104,481
IL State GO	4.00%	7/1/2018	BBB-	605	605,000
IL State GO	5.00%	8/1/2019	BBB-	350	359,090
IL State GO	5.00%	1/1/2020	BBB-	1,010	1,037,664
IL State GO	5.00%	2/1/2020	BBB-	1,175	1,208,722
IL State GO	5.00%	4/1/2020	BBB-	780	804,406
IL State GO	5.00%	4/1/2020	BBB-	565	582,679
IL State GO	5.00%	7/1/2020	BBB-	790	816,955
IL State GO	5.00%	3/1/2021	BBB-	935	974,167
IL State GO	5.00%	7/1/2021	BBB-	835	873,218
IL State GO	5.00%	8/1/2021	BBB-	1,080	1,130,706
IL State GO	5.00%	11/1/2021	BBB-	3,000	3,149,700
IL State GO	5.00%	2/1/2022	BBB-	885	929,560
IL State GO	5.25%	1/1/2020	BBB-	465	479,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

New Haven GO (AGM)	5.00%		8/15/2020	AA		$1,275	$1,357,964
Philadelphia Sch Dist	5.00%		9/1/2020	A2		535	569,117
Philadelphia Sch Dist(e)	5.00%		9/1/2025	A2		200	226,700
Philadelphia Sch Dist	6.00%		9/1/2038	A2		870	876,438
PR Comwlth GO(e)	4.00%		7/1/2021	Ca		310	130,975
PR Comwlth GO(e)	5.50%		7/1/2017	NR		110	46,750
PR Comwlth GO(e)	5.50%		7/1/2019	Ca		265	113,288
PR Comwlth GO (AGM)	5.50%		7/1/2019	AA		260	267,355
PR Comwlth GO (NPFGC)(FGIC)	5.50%		7/1/2020	Baa2		230	238,563
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		635	635,197
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2		785	818,378
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2023	Ca		55	23,650
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2027	Ca		245	107,188
VT EDA - Casella Waste AMT†	4.625	%#(a)	4/1/2036	B-		250	250,665
Total							34,554,251

Health Care 18.13%

Antelope Valley Hlth	5.00%		3/1/2021	Ba3		155	163,110
Atlanta Dev Auth - Georgia Proton Ctr	6.00%		1/1/2023	NR		1,000	993,800
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR		275	270,641
CA Statewide - Beverly	4.00%		2/1/2021	BBB-		590	611,500
CA Stwde - American Baptist	5.00%		10/1/2020	BBB+	(c)	235	248,000
CA Stwde - Daughters of Charity	5.50%		7/1/2022	CCC		105	103,790
CA Stwde - Daughters of Charity	5.75%		7/1/2024	CCC		655	646,943
CA Stwde - Eskaton Pptys	5.00%		11/15/2021	BBB		775	845,029
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB		1,000	1,116,500
CA Stwde - Viamonte	3.00%		7/1/2026	AA-		500	507,220
CA Stwde - Viamonte	3.00%		7/1/2027	AA-		250	253,185
Church Home of Hartford†	3.25%		9/1/2021	BB	(c)	105	105,029
CO Hlth Facs - Christian Living	4.00%		1/1/2020	NR		250	256,135
CO Hlth Facs - Fraiser Meadows	5.00%		5/15/2021	BB+	(c)	810	864,497
CO Hlth Facs - Valley View Hosp	2.80	%#(a)	5/15/2042	A-		625	628,831
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2023	Baa3		1,500	1,627,050
Denver Hlth & Hsp Auth	2.641% (3 Mo. LIBOR * .67 + 1.10	%)#	12/1/2033	BBB		300	280,911
Friendsview Retirement Community	4.00%		11/15/2026	NR		500	515,640
Gaithersburg Eco Dev - Asbury	6.00%		1/1/2023	BBB	(c)	500	528,995
Glendale IDA - Beatitudes	5.00%		11/15/2023	NR		1,715	1,851,120
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2022	BB		250	264,673
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2023	BB		1,280	1,361,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2021	NR		$468	$484,970
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2021	NR		250	259,080
ID HFA - Madison Mem Hosp	5.00%	9/1/2021	BB+		1,000	1,062,650
IL Fin Auth - Centegra Hlth	5.00%	9/1/2021	BB+		100	106,265
IL Fin Auth - Plymouth Place	5.00%	5/15/2025	BB+	(c)	125	136,034
IL Fin Auth - Three Crowns Park	3.25%	2/15/2022	NR		495	495,599
Kanabec Co Hlth - Firstlight Hlth	2.75%	12/1/2019	NR		1,400	1,401,050
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2025	NR		100	99,690
Kirkwood IDA - Aberdeen Hts	5.00%	5/15/2022	BB	(c)	800	856,464
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		265	288,927
Lancaster Co Hosp Auth - Bretheren Village	5.00%	7/1/2023	BB+	(c)	700	768,915
Lenexa KS Hlth Facs - Lakeview Village	5.00%	5/15/2024	BB+	(c)	1,895	2,075,006
MA DFA - UMass Mem Hlth	5.00%	7/1/2023	BBB+		785	875,824
MA DFA - UMass Mem Hlth	5.00%	7/1/2025	A-	(c)	650	741,149
MD Hlth & HI Ed - Adventist	5.00%	1/1/2021	Baa3		600	638,754
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba3		475	529,141
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2020	BB+	(c)	200	205,908
Montgomery Co IDA - Einstein Hlth	5.00%	1/15/2022	Baa3		250	267,160
Morgan Co Hosp - USDA Replacement Proj	2.75%	9/1/2019	NR		1,220	1,224,978
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2021	BB+		275	289,229
NC Med - Southminster	5.00%	10/1/2021	NR		365	391,484
New Hope - Carillon	3.00%	7/1/2020	NR		585	584,210
New Hope Cult Ed Facs - Crestview	4.00%	11/15/2021	BB+	(c)	615	632,331
NH Hlth & Ed - Hillside Village†	3.50%	7/1/2022	NR		400	401,320
NJ EDA - Lions Gate	4.00%	1/1/2020	NR		325	328,718
NJ EDA - Lions Gate	4.375%	1/1/2024	NR		700	715,491
NJ Hlth - St Josephs Hlth	5.00%	7/1/2024	BBB-		510	564,402
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2021	BB+		225	234,191
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+		160	160,379
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		80	85,217
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2022	BBB-		500	547,510
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2022	BBB-		200	219,004
OU MedOK DFA(e)	5.00%	8/15/2024	Baa3		900	1,002,537
Palm Beach Co Hlth - Sinai Residences	6.75%	6/1/2024	NR		265	302,837
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2023	BBB-		1,000	1,096,500
Price William Co IDA - Westminster	4.00%	1/1/2021	NR		930	966,047
RI Hlth & Ed - Care New England	5.00%	9/1/2020	BB-		1,000	1,040,870
Rochester Hlth & Hsg - Homestead	5.00%	12/1/2025	NR		700	766,087
Rockville Eco Dev - Ingleside at King Farm	2.50%	11/1/2024	BB	(c)	600	592,362
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		775	900,271
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2021	NR		670	712,545
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2022	NR		700	751,688
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2023	NR		740	797,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

SE Port Auth - Memorial Hlth	5.00%		12/1/2022	BB-	(c)	$400	$416,452
St Paul Hsg - Healtheast	5.25%		11/15/2028	A+		650	699,829
Tarrant Co Cultural - Buckingham Sr Lvg	4.50%		11/15/2021	B	(c)	855	847,596
Tarrant Co Cultural - Buckner	3.875%		11/15/2022	NR		410	410,246
Tempe IDA - ASU Mirabella†	4.00%		10/1/2023	NR		825	829,892
Tulsa Co Industrial Auth - Montereau	5.00%		11/15/2023	BBB-	(c)	230	253,837
WA HFC - Lea Hill Proj†	3.20%		7/1/2021	NR		395	394,996
WI Hlth & Ed - American Baptist	3.50%		8/1/2022	NR		750	753,015
WI Hlth & Ed - Tomah Hosp	2.65%		11/1/2020	NR		1,125	1,123,470
WI PFA - Bancroft Neurohealth†	4.00%		6/1/2020	NR		635	652,418
Total							47,026,261

Housing 2.50%

MA DFA - Newbridge†	3.50%		10/1/2022	BB+	(c)	600	617,892
Montgomery Co Hsg	4.00%		7/1/2048	Aa2		940	985,872
NC Hsg Fin Agy	4.00%		7/1/2047	Aa1		960	1,010,467
NJ Hsg and Mtg Fin Auth	4.50%		10/1/2048	AA		1,500	1,608,195
NYC IDA - Yankee Stadium (FGIC)	3.283% (CPI Based	)#	3/1/2021	Baa1		480	485,808
PA Hsg Fin Auth AMT	4.00%		4/1/2039	NR		1,010	1,052,471
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2026	Baa3		640	724,550
Total							6,485,255

Lease Obligations 2.28%

Comm of PA COPS	5.00%		7/1/2024	A2		300	337,776
KY Ppty & Bldgs Commn - Proj #112	5.00%		11/1/2024	A1		1,000	1,132,930
NJ EDA - Sch Facs	5.00%		12/15/2019	BBB+		700	729,036
NJ EDA - Sch Facs	5.00%		9/1/2020	BBB+		405	425,635
NJ EDA - Sch Facs	5.00%		6/15/2022	Baa1		100	107,628
NJ EDA - Sch Facs	5.00%		3/1/2023	BBB+		1,470	1,591,613
NJ EDA - Sch Facs	5.00%		6/15/2023	BBB+		1,135	1,233,234
NJ EDA - Sch Facs	5.50%		9/1/2021	BBB+		320	342,762
Total							5,900,614

Other Revenue 6.61%

Arlington Hi Ed Fin Corp - Newman Intl Acad	4.375%		8/15/2026	NR		250	248,893
CA Muni Fin - Northbay Hlthcare	5.00%		11/1/2023	BBB-		450	497,493
CA Stwde - So Cal Edison	2.625	%#(a)	11/1/2033	Aa3		1,000	1,006,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Central Plains - Goldman Sachs	5.25%	12/1/2021	A3		$620	$681,163
Chester Co IDA - Collegium Charter Sch	3.70%	10/15/2022	NR		1,000	1,000,740
Cleveland Arpt	5.00%	1/1/2029	A-		1,020	1,096,316
Cleveland Co Port Auth - Playhouse Sq	5.00%	12/1/2028	BB+		1,450	1,572,322
FL Charter Foundation†	4.00%	7/15/2026	NR		850	824,950
FL DFC - Renaissance Chtr Sch†	5.00%	6/15/2025	NR		140	144,472
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB	(c)	250	274,245
Florence Twn IDA - Legacy Trad Sch	5.00%	7/1/2023	Ba1		200	209,798
Houston HI Ed - Cosmos Fndtn	4.00%	2/15/2022	BBB		500	515,515
Houston Hi Ed - Cosmos Fndtn	5.875%	5/15/2021	BBB		415	443,340
Lowndes Co Poll Ctl - Weyerhaeuser	6.80%	4/1/2022	BBB		2,200	2,504,766
Main St Nat Gas - Ml	5.00%	3/15/2022	A-		1,050	1,145,676
Maricopa Co IDA - Paradise Schools†	2.875%	7/1/2021	BB+		380	378,324
Phoenix IDA - Basis Schs†	3.00%	7/1/2020	BB		115	114,011
Phoenix IDA - Legacy Tradtl Schs†	3.00%	7/1/2020	Ba1		180	178,691
Plymouth Ed Ctr Charter Sch	5.125%	11/1/2018	B-		365	361,335
PR Elec Pwr Auth(e)	5.00%	7/1/2018	Ca		50	22,375
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%	12/1/2023	BBB+		235	265,860
TEAC - Goldman Sachs	5.25%	9/1/2023	A3		375	422,887
TEAC - Goldman Sachs	5.00%	2/1/2023	BBB+		125	138,208
TEAC - Goldman Sachs	5.25%	9/1/2022	A3		1,770	1,965,603
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2027	A3		250	272,968
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2026	A3		350	383,075
UT Charter Sch Fin Auth - Freedom Academy†	3.625%	6/15/2021	NR		285	282,831
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030	BB+		185	192,206
Total						17,144,343

Special Tax 2.48%

Allentown Neighborhood Impt†	5.00%	5/1/2022	Ba1		1,005	1,082,797
Allentown Neighborhood Impt†	5.00%	5/1/2023	Ba1		250	269,045
Celebration Pointe CDD†	4.00%	5/1/2022	NR		350	356,682
Nthrn Palm Bch Co Impt Dist	3.25%	8/1/2022	NR		765	769,192
NYC IDA - Yankee Stadium (FGIC)	3.343% (CPI Based )#	3/1/2026	Baa1		300	297,141
Plaza Met Dist #1†	5.00%	12/1/2018	NR		1,500	1,516,800
Scranton RDA GTD	5.00%	11/15/2021	BB+		500	515,740
Scranton RDA GTD	5.00%	11/15/2028	BB+		255	258,868
Southlands Met Dist #1	3.00%	12/1/2022	Ba1		200	199,996
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3		150	150,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Village CDD #12	2.875%	5/1/2021	NR	$495	$499,034
Village CDD #12†	3.25%	5/1/2023	NR	500	503,775
Total					6,419,199

Tax Revenue 2.01%

Casino Reinv Dev Auth	5.00%	11/1/2020	BBB+	520	550,659
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	350	381,465
Gtr Wenatchee Regl Events Ctr	4.125%	9/1/2021	NR	485	493,977
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2020	BB+	290	306,130
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BB+	1,075	1,156,034
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BB+	1,110	1,113,352
Met Pier & Expo Auth - McCormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	Baa2	490	539,681
NJ EDA - Cigarette Tax	5.00%	6/15/2021	BBB+	500	535,035
PR Corp Sales Tax(e)	5.00%	8/1/2022	Ca	100	86,250
PR Corp Sales Tax(e)	5.50%	8/1/2023	Ca	125	56,250
Total					5,218,833

Tobacco 8.85%

Buckeye Tobacco	5.125%	6/1/2024	B-	4,900	4,895,835
Buckeye Tobacco	5.375%	6/1/2024	B-	2,310	2,310,023
CA Co Tobacco Sec - LA Co	5.45%	6/1/2028	B2	1,000	1,011,130
Golden St Tobacco	3.50%	6/1/2036	BBB	1,500	1,513,245
Inland Empire Tobacco	5.00%	6/1/2021	NR	230	230,092
Inland Empire Tobacco	5.75%	6/1/2026	NR	265	275,868
MI Tob Settlement	5.125%	6/1/2022	B-	1,185	1,185,000
MI Tob Settlement	5.25%	6/1/2022	B-	35	35,001
Nassau Co Tobacco	5.25%	6/1/2026	B-	475	475,086
NJ EDA - Cigarette Tax	5.00%	6/15/2022	BBB+	985	1,070,872
PA Tob Settlement	5.00%	6/1/2023	A1	760	846,169
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	775	859,088
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	2,010	2,003,025
Tobacco Settlement Fin Corp NJ	3.20%	6/1/2027	BBB+	3,175	3,214,338
TSASC	5.00%	6/1/2022	BB+	1,250	1,350,687
Westchester Tobacco Asset Sec Corp	5.00%	6/1/2022	A	1,500	1,670,250
Total					22,945,709

Transportation 8.61%

AL Port Auth AMT (AGM)	5.00%	10/1/2023	AA	520	578,100
Chicago GO	4.00%	1/1/2019	BBB+	180	182,155
Chicago Water	5.00%	11/1/2020	A	305	325,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Foothill / Eastern Corridor Toll Rd	5.50	%#(a)	1/15/2053	BBB-	$500	$560,470
Houston Arpt - Continental Airlines AMT	4.75%		7/1/2024	BB	1,000	1,080,790
Houston Arpt - Continental Airlines AMT	4.50%		7/1/2020	BB	450	469,282
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2020	BB	2,000	2,107,060
MA Port Auth - Delta Airlines AMT (AMBAC)	4.194% (Auction Rate Based	)#	1/1/2031	NR	1,000	1,000,000
MA Port Auth - Delta Airlines AMT (AMBAC)	5.20%		1/1/2020	NR	35	35,263
MD EDC - CNX Consol Energy	5.75%		9/1/2025	BB-	1,435	1,496,088
MD EDC - Maryland Port	5.125%		6/1/2020	NR	355	373,094
NC Tpk Auth - Triangle Exprs (AGM)	5.00%		1/1/2024	AA	1,540	1,738,198
NJ EDA - Port Newark AMT	5.00%		10/1/2021	Ba1	1,000	1,075,460
NY Trans Dev Corp - Delta	5.00%		1/1/2024	Baa3	5,000	5,575,450
NY Trans Dev Corp - TOGA AMT	5.00%		1/1/2021	Baa1	500	532,545
NY Trans Dev Corp - TOGA AMT	5.00%		1/1/2022	Baa1	940	1,019,477
PA Econ Dev - Rapid Bridge AMT	5.00%		6/30/2021	BBB	80	85,730
PA Econ Dev - Rapid Bridge AMT	5.00%		12/31/2025	BBB	570	643,963
Port Auth NY & NJ - JFK IAT	5.00%		12/1/2020	Baa1	3,000	3,127,050
PR Hwy & Trans Auth(e)	5.50%		7/1/2024	C	45	9,225
PR Hwy & Trans Auth (AGC)	4.00%		7/1/2020	AA	225	229,982
PR Hwy & Trans Auth (AGC)	5.25%		7/1/2019	AA	75	76,939
Total						22,321,591

Utilities 8.69%

Burke Co Dev - Oglethorpe Power	3.00	%#(a)	11/1/2045	A-	1,535	1,530,426
Chicago Wastewater	5.00%		1/1/2023	A	370	407,437
City of Rockport Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-	1,000	1,006,190
CO Public Auth - ML	6.125%		11/15/2023	A-	1,855	2,144,269
Detroit Sewer	5.00%		7/1/2022	A-	235	257,388
Farmington Poll Ctl - NM Pub Svc	2.125	%#(a)	6/1/2040	BBB+	500	489,940
Jefferson Co Sewer	5.00%		10/1/2021	BBB-	1,300	1,396,005
KY Muni Pwr - Prairie State Proj	3.45	%#	9/1/2042	A-	850	855,346
NM Muni Energy Acq Auth - RBC	2.078% (1 Mo. LIBOR * .67 + .75	%)#	11/1/2039	A1	750	750,787
Pima Co IDA - Tucson Elec	4.95%		10/1/2020	A-	595	634,401
PR Elec Pwr Auth(e)	4.10%		7/1/2019	Ca	240	108,000
PR Elec Pwr Auth(e)	4.25%		7/1/2020	Ca	320	144,000
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA	145	148,899
PR Elec Pwr Auth (NPFGC)(FGIC)	4.00%		7/1/2018	Baa2	400	400,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2019	Baa2	$645	$656,591
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2021	Baa2	100	100,785
SE AL Gas Dist - Goldman Sachs	4.00	%#(a)	4/1/2049	A3	1,500	1,602,435
TEAC - Goldman Sachs	5.00%		2/1/2020	BBB+	480	502,478
TEAC - Goldman Sachs	5.00%		2/1/2022	BBB+	1,190	1,295,446
TEAC - Goldman Sachs	5.25%		9/1/2021	A3	440	479,763
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2021	A3	1,070	1,166,022
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2022	A-	1,515	1,691,437
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2025	A-	230	265,478
WV EDA - Appalachian Pwr	2.625	%#(a)	12/1/2042	A-	750	751,102
WV EDA - Morgantown Energy AMT	2.875%		12/15/2026	Baa3	1,420	1,400,077
WV EDA - Wheeling Pwr AMT	3.00	%#(a)	6/1/2037	A-	2,350	2,363,207
Total						22,547,909

Total Investments in Municipal Bonds 97.77% (cost $252,020,862)						253,552,554

Cash and Other Assets in Excess of Liabilities(k) 2.23%						5,793,369

Net Assets 100.00%						$259,345,923

Open Futures Contracts at June 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2018	100	Short	$(21,157,919)	$(21,182,813)	$(24,894)
U.S. 5-Year Treasury Note	September 2018	29	Short	(3,275,814)	(3,294,898)	(19,084)
Total Unrealized Depreciation on Open Futures Contracts						$(43,978)

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$253,552,554	$—	$253,552,554
Total	$—	$253,552,554	$—	$253,552,554
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(43,978)	—	—	(43,978)
Total	$(43,978)	$—	$—	$(43,978)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$619,112
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(619,112)
Balance as of June 30, 2018	$—
Change in unrealized appreciation/depreciation for period ended June 30, 2018, related to Level 3 investments held at June 30, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.95%

CORPORATE-BACKED 0.35%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$1,020	$1,083,607
Total					1,083,607

Education 5.52%

CA Dev Auth - Culinary Institute	5.00%	7/1/2036	Baa2	400	444,768
CA Dev Auth - Culinary Institute	5.00%	7/1/2041	Baa2	380	420,006
CA Dev Auth - Culinary Institute	5.00%	7/1/2046	Baa2	455	501,237
CA Ed Facs - Chapman Univ	5.00%	4/1/2040	A2	1,000	1,100,090
CA Ed Facs - Santa Clara Univ	4.00%	4/1/2048	NR	1,205	1,263,479
CA Ed Facs - Santa Clara Univ	5.00%	4/1/2039	Aa3	1,000	1,130,380
CA Ed Facs - Univ of Redlands	5.00%	10/1/2038	A3	1,000	1,126,210
CA Fin Auth - Biola Univ	5.00%	10/1/2029	Baa1	330	365,680
CA Fin Auth - Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,477,983
CA MFA - Univ of La Verne	5.00%	6/1/2043	A3	1,000	1,131,120
CA Muni Fin - Biola Univ	5.00%	10/1/2032	Baa1	400	459,968
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR	500	531,175
CA Sch Fin Auth - KIPP LA†	5.00%	7/1/2045	BBB	540	588,470
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,168,050
Univ of CA	5.25%	5/15/2047	AA	2,000	2,363,360
Univ of CA	5.25%	5/15/2058	AA	1,500	1,783,515
Total					16,855,491

General Obligation 20.15%

Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA	1,115	1,307,237
CA State GO	4.00%	9/1/2035	AA-	1,000	1,071,130
CA State GO	5.00%	9/1/2029	AA-	485	530,750
CA State GO	5.00%	2/1/2032	AA-	2,000	2,198,860
CA State GO	5.00%	9/1/2032	AA-	1,500	1,767,960
CA State GO	5.00%	2/1/2033	AA-	1,000	1,097,980
CA State GO	5.00%	8/1/2038	AA-	1,565	1,818,467
CA State GO	5.25%	10/1/2029	AA-	1,500	1,568,295
CA State GO	5.25%	8/1/2032	AA-	2,500	2,943,400
CA State GO	5.25%	10/1/2032	AA-	4,000	4,414,240
CA State GO	5.25%	4/1/2035	AA-	3,000	3,323,640
CA State GO	5.25%	10/1/2039	Aa3	500	585,495
CA State GO	5.50%	3/1/2040	AA-	2,000	2,124,240
CA State GO	6.50%	4/1/2033	AA-	1,605	1,664,144
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615	1,667,132
Grossmont UHSD	5.00%	8/1/2043	Aa2	1,250	1,378,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA		$2,000	$735,960
Grossmont-Cuyamaca CCD(d)	4.00%	8/1/2047	AA		375	392,048
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA		2,000	2,360,460
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA		1,000	1,129,200
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA		1,000	1,101,500
Los Angeles USD	5.00%	7/1/2029	Aa2		2,225	2,300,672
Los Angeles USD	5.00%	7/1/2030	Aa2		1,000	1,154,620
Marin Healthcare Dist	4.00%	8/1/2040	Aa2		1,000	1,046,420
Mt. San Jacinto CCD	4.00%	8/1/2037	Aa1		1,000	1,063,990
New Haven USD (BAM)	5.00%	8/1/2028	AA		1,000	1,149,870
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa		2,000	683,760
Orange USD	4.00%	8/1/2047	AA		1,000	1,036,960
PR Comwlth GO(e)	6.00%	7/1/2039	Ca		2,000	855,000
San Francisco Arpt AMT	5.25%	5/1/2042	A+		1,000	1,161,540
San Francisco CCD	5.00%	6/15/2028	Aa3		1,000	1,169,690
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,125,120
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA		1,750	2,057,790
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa2		750	804,263
Santa Rosa HSD (AGM)	5.00%	8/1/2043	AA		1,000	1,148,690
Simi Valley GO	4.00%	8/1/2046	Aa3		1,065	1,117,079
Southwestern Community College Dist	Zero Coupon	8/1/2041	Aa2		1,100	448,415
Stockton USD	5.00%	8/1/2031	A+		2,000	2,298,500
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,148,030
West Contra Costa USD	6.00%	8/1/2027	AA-		1,000	1,299,650
Yosemite CCD	Zero Coupon	8/1/2042	Aa2		4,705	3,332,128
Total						61,583,000

Health Care 13.10%

Abag Fin Auth - Episcopal Senior	5.00%	7/1/2032	A-	(c)	1,060	1,135,938
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,088,080
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2022	AA		110	121,820
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA		1,000	1,095,990
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,089,990
CA Hlth - Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		1,000	1,115,350
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,089,800
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	A+		2,000	2,216,380
CA Hlth - Dignity Hlth	5.50%	7/1/2025	A		1,200	1,203,984
CA Hlth - Providence St. Joes Hlth	4.00%	10/1/2047	AA-		1,230	1,270,098
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,205,980
CA Hlth - Sutter Hlth	4.00%	11/15/2042	AA-		1,000	1,037,170
CA Hlth Auth - Cedars-Sinai Med Ctr	5.00%	8/15/2034	Aa3		1,000	1,156,350
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,288,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Muni Fin - Channing House Pjt	5.00%	5/15/2047	AA-		$2,000	$2,272,400
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	550,190
CA Muni Fin - Senior Cartias Pjt	4.00%	8/15/2037	BBB		1,000	1,015,260
CA Statewide - Beverly	5.00%	2/1/2035	BBB-		1,250	1,376,487
CA Stwde - American Baptist	5.00%	10/1/2045	BBB+	(c)	1,000	1,079,260
CA Stwde - Daughters of Charity	5.50%	7/1/2039	CCC		460	452,635
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	861,459
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-		1,000	1,020,680
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		1,000	1,015,130
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		2,050	2,233,475
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		1,010	1,097,870
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB+	(c)	1,000	1,063,260
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(c)	635	674,218
Palomar Hlth	5.00%	11/1/2039	BBB-		1,450	1,570,988
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,287,620
Univ of CA	4.00%	5/15/2047	AA-		1,000	1,043,230
Upland COP - San Antonio Cmnty Hsp	6.00%	1/1/2026	BBB+		2,000	2,212,800
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,105,520
Total						40,048,262

Housing 2.27%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,000	1,070,130
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	BBB+		1,000	1,102,860
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	539,935
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2035	Baa1		1,000	1,124,270
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2040	Baa1		1,355	1,514,402
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa1		1,500	1,599,225
Total						6,950,822

Lease Obligations 4.10%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+		1,000	1,099,470
CA Pub Wks - Lease Rev	3.00%	9/1/2030	A+		1,500	1,477,380
CA Pub Wks - Lease Rev	5.00%	10/1/2029	A+		1,000	1,196,960
CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		2,000	2,230,400
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	A+		1,000	1,094,040
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,161,430
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,269,112
Total						12,528,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 3.25%

CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	$1,010	$1,129,301
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-	2,000	2,176,820
CA Infra & Econ Dev - Walt Disney Museum	4.00%	2/1/2035	A+	1,000	1,054,810
CA Muni Fin - American Heritage	5.00%	6/1/2036	BBB-	1,000	1,091,290
CA Muni Fin - Oceaa	6.75%	10/1/2028	NR	1,175	1,178,384
CA Sch Fin Auth - Aspire†	5.00%	8/1/2046	BBB	1,000	1,073,830
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB	600	656,772
MSR Energy Auth - Citi	6.125%	11/1/2029	BBB+	1,250	1,554,613
Total					9,915,820

Special Tax 7.32%

Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	553,795
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,138,390
CA Reassmt Dist 17/1 Orange	5.00%	9/2/2029	A	400	484,452
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,479,840
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	538,920
Irvine USD - Spl Tax	5.00%	3/1/2057	NR	1,000	1,114,990
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,102,230
Orange Co CFD	5.25%	8/15/2045	NR	1,000	1,108,700
Poway USD PFA (BAM)	5.00%	9/1/2035	AA	1,800	2,022,966
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	500	536,740
Roseville CFD - Westpark	5.00%	9/1/2031	NR	1,000	1,118,410
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	985	1,073,916
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A	1,000	1,073,390
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-	1,000	1,130,890
San Francisco Redev - Mission Bay South	6.625%	8/1/2039	BBB+	1,500	1,584,360
San Francisco Redev - Mission Bay South (NPFGC)	5.00%	8/1/2043	A-	1,100	1,249,996
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	500	544,450
Santa Cruz Redev Agy - Live Oak	6.625%	9/1/2029	NR	500	529,555
Santa Cruz Redev Agy - Live Oak	7.00%	9/1/2036	NR	500	531,705
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,679,685
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A+	1,510	1,768,980
Total					22,366,360

Tax Revenue 1.65%

PR Corp Sales Tax(e)	5.00%	8/1/2024	Ca	1,000	450,000
PR Corp Sales Tax(e)	5.25%	8/1/2041	Ca	1,525	686,250
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A	1,000	1,112,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA		$1,500	$1,660,305
Tustin CFD 06 - 1-Tust Leg/Colum Vil	5.00%	9/1/2037	BBB+		1,000	1,129,360
Total						5,038,155

Tobacco 6.27%

CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR		5,000	880,500
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+		2,700	472,554
Golden St Tobacco	5.00%	6/1/2029	BBB		1,000	1,157,040
Golden St Tobacco	5.00%	6/1/2033	B3		1,010	1,010,202
Golden St Tobacco	5.00%	6/1/2035	A+		1,000	1,128,630
Golden St Tobacco	5.00%	6/1/2047	NR		1,250	1,284,762
Golden St Tobacco	5.125%	6/1/2047	B+		2,000	2,000,040
Golden St Tobacco	5.25%	6/1/2047	NR		1,250	1,301,875
Golden St Tobacco	5.75%	6/1/2047	B3		2,355	2,355,565
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR		3,000	145,860
Inland Empire Tobacco	5.00%	6/1/2021	NR		820	820,328
LA Cnty Tobacco	5.70%	6/1/2046	B2		1,070	1,076,238
LA Co Tobacco	Zero Coupon	6/1/2046	NR		2,140	308,588
Nthrn CA Tobacco	5.50%	6/1/2045	B-		1,115	1,116,483
San Diego Tobacco Settlement	4.00%	6/1/2032	BBB		980	1,000,100
Silicon Valley Tobacco	Zero Coupon	6/1/2041	NR		5,000	1,385,700
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR		2,000	131,020
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC		2,500	430,825
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC		2,500	343,425
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		805	807,021
Total						19,156,756

Transportation 22.24%

Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+		1,500	1,671,210
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+		2,000	2,228,280
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA		1,425	1,619,299
Bay Area Toll Auth	4.00%	4/1/2038	AA-		2,000	2,127,400
Bay Area Toll Auth	5.00%	4/1/2056	AA		2,000	2,269,340
CA Muni Fin Auth - LINXS	4.00%	12/31/2047	BBB+	(c)	2,250	2,259,202
CA Muni Fin Auth - LINXS	5.00%	12/31/2043	BBB+	(c)	3,600	4,052,016
CA Muni Fin Auth - LINXS	5.00%	12/31/2047	BBB+	(c)	2,000	2,245,720
CA Muni Fin Auth - LINXS	5.00%	6/1/2048	BBB+	(c)	575	644,132
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		1,500	816,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Foothill / Eastern Corridor Toll Rd	3.95	%#(a)	1/15/2053	BBB-	$2,470	$2,481,164
Foothill / Eastern Corridor Toll Rd	5.50	%#(a)	1/15/2053	BBB-	250	280,235
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-	1,835	2,086,487
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	BBB-	4,285	4,978,527
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-	3,060	3,548,468
Long Beach Harbor AMT	5.00%		5/15/2028	AA	1,000	1,157,500
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2041	AA	1,000	1,120,610
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2045	AA	1,195	1,335,986
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2046	AA-	1,000	1,118,370
Los Angeles Dept Arpts - LAX AMT	5.25%		5/15/2048	AA-	2,000	2,344,480
Los Angeles Harbor AMT	5.00%		8/1/2036	AA	1,000	1,117,410
Port Oakland AMT	5.125%		5/1/2031	A+	1,250	1,343,613
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	BBB-	1,000	682,600
Riverside Co Trsp Commn	5.75%		6/1/2048	BBB-	1,500	1,660,290
Sacramento Co Arpt	5.00%		7/1/2041	A	1,130	1,290,449
San Diego Arpt AMT	5.00%		7/1/2047	NR	2,000	2,259,420
San Diego Arpt AMT	5.00%		7/1/2027	A+	1,000	1,118,190
San Francisco Arpt AMT	5.00%		5/1/2027	A+	1,430	1,540,782
San Francisco Arpt AMT	5.00%		5/1/2040	A+	1,500	1,655,880
San Francisco Muni Trans Agy	4.00%		3/1/2042	AA	1,125	1,183,005
San Francisco Port AMT	5.00%		3/1/2030	A1	1,415	1,560,504
San Joaquin Hills Trsp Corridor (NPFGC)	Zero Coupon		1/15/2036	Baa2	1,060	514,980
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	BBB	1,000	1,118,480
San Joaquin Hills Trsp Corridor	5.00%		1/15/2034	BBB	180	198,072
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	BBB	4,585	4,972,341
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB-	930	1,014,100
San Jose Arpt AMT	5.00%		3/1/2047	A	2,380	2,674,906
San Jose Arpt AMT	6.25%		3/1/2034	A	1,500	1,663,530
Total						67,953,353

Utilities 12.73%

Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	500	577,040
Atwater CA - Wastewater AMT (AGM)	5.00%		5/1/2040	AA	1,000	1,133,320
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	1,500	1,760,655
Chula Vista IDR - San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	1,000	1,037,010
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA	750	851,858
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	705	773,477
Guam Waterworks Auth	5.50%		7/1/2043	A-	525	571,226
Long Beach Nat Gas - ML	3.00% (3 Mo. LIBOR * .67 + 1.43	%)#	11/15/2026	A-	1,000	1,014,200
Long Beach Nat Gas - ML	5.25%		11/15/2020	A-	1,505	1,614,940
Long Beach Nat Gas - ML	5.50%		11/15/2030	A-	400	490,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Long Beach Nat Gas - ML	5.50%	11/15/2037	A-	$2,140	$2,773,675
Los Angeles DWAP - Pwr Sys	5.25%	7/1/2037	AA	1,500	1,782,345
Los Angeles DWAP - Wtr Sys	5.00%	7/1/2032	AA+	1,000	1,186,060
Los Angeles Wastewater	4.00%	6/1/2042	NR	1,500	1,585,215
Los Angeles Wastewater	5.00%	6/1/2044	AA+	1,000	1,137,340
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	1,000	1,429,120
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	1,305	1,865,002
MSR Energy Auth - Citi	7.00%	11/1/2034	BBB+	2,500	3,561,650
Northern CA Gas - Morgan Stanley	2.266% (3 Mo. LIBOR * .67 + .72%)#	7/1/2027	A3	2,000	1,962,160
PR Elec Pwr Auth(e)	5.25%	7/1/2024	Ca	255	114,750
PR Elec Pwr Auth(e)	5.25%	7/1/2033	Ca	115	51,750
PR Elec Pwr Auth(e)	7.00%	7/1/2040	Ca	450	202,500
Riverside Elec (AGM)	5.00%	10/1/2027	AA	1,000	1,008,650
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	AA-	1,000	1,099,800
Silicon Valley Clean Wtr	4.00%	8/1/2046	AA	1,500	1,566,765
Southern CA Pub Pwr Auth - Apex	5.00%	7/1/2038	AA	1,000	1,125,920
Southern CA Pub Pwr Auth - Goldman Sachs	3.05% (3 Mo. LIBOR * .67 + 1.47%)#	11/1/2038	A3	470	449,687
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3	3,110	3,712,842
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2029	AA	1,000	1,140,060
Valley Co Wtr Dist	4.50%	1/1/2048	AA-	1,225	1,318,590
Total					38,898,183
Total Municipal Bonds (cost $289,879,366)					302,378,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 0.57%

General Obligation

CA State GO (cost $1,750,000)	1.25%	7/2/2018	5/1/2034	AAA	$1,750	$1,750,000
Total						1,750,000

Total Investments in Securities 99.52% (cost $291,629,366)						304,128,601

Cash and Other Assets in Excess of Liabilities 0.48%						1,475,859

Net Assets 100.00%						$305,604,460

Note: See Footnotes to Schedule of Investments on page 119 of this report.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$302,378,601	$—	$302,378,601
Short-Term Investments
Variable Rate Demand Notes	—	1,750,000	—	1,750,000
Total	$—	$304,128,601	$—	$304,128,601

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.21%

Corporate-Backed 4.80%

Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$250	$270,168
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB	1,425	1,549,061
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB	320	320,531
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB	350	388,129
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	78,064
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	109,902
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	190	209,927
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	1,300	1,397,981
Total					4,323,763

Education 8.83%

NJ Ed Facs - Kean Univ (AGM)	5.00%	7/1/2027	AA	75	85,877
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2030	AA	435	499,097
NJ Ed Facs - Princeton Univ	5.00%	7/1/2025	AAA	420	487,498
NJ Ed Facs - Rider Univ	5.00%	7/1/2047	Baa2	500	533,955
NJ Ed Facs - Stockton Univ	5.00%	7/1/2041	Baa1	800	868,520
NJ Ed Facs - William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	579,855
NJ Ed Facs - William Patterson Univ	5.00%	7/1/2024	A2	295	334,589
NJ EDA - Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	555,360
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	610	634,815
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	Aaa	1,000	1,084,650
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	825,525
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	360,348
Rutgers State Univ	5.00%	5/1/2034	Aa3	500	570,410
Seton Hall Univ	5.00%	7/1/2034	A-	325	365,245
Seton Hall Univ	5.00%	7/1/2036	A-	150	167,902
Total					7,953,646

Financial Services 0.25%

NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	227,812

General Obligation 8.17%

Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	557,970
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	250	276,617
Bayonne GO (AGM)	5.00%	7/15/2023	AA	500	560,025
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	400	404,596
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	1,340	1,416,474
Jersey City GO	5.00%	11/1/2033	AA-	115	133,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Jersey City GO	5.00%	11/1/2037	AA-	$100	$115,372
New Jersey St Various Purp	5.00%	6/1/2027	A-	185	208,181
Newark Hsg Auth - Port Newark	4.00%	1/1/2037	AA-	500	519,540
NJ Ed Facs - Seton Hall Univ	5.00%	7/1/2042	A-	400	448,580
NJ State GO	5.00%	6/1/2023	A-	350	391,226
NJ State GO	5.00%	6/1/2027	A-	680	786,209
PR Comwlth GO(e)	5.375%	7/1/2030	Ca	1,000	422,500
PR Comwlth GO(e)	5.625%	7/1/2032	Ca	100	42,250
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,072,430
Total					7,355,966

Health Care 12.91%

Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	500	542,435
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	539,775
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	425	464,661
NJ EDA - Lions Gate	5.25%	1/1/2044	NR	245	255,065
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2030	AA-	100	114,174
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2031	AA-	100	113,934
NJ Hlth - Barnabas Hlth	4.00%	7/1/2026	A+	90	95,242
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	356,091
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	727,254
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	605	704,952
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	250	289,587
NJ Hlth - Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	548,735
NJ Hlth - Inspira Hlth	5.00%	7/1/2034	A2	250	280,770
NJ Hlth - Inspira Hlth	5.00%	7/1/2042	A2	500	560,310
NJ Hlth - Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,135,140
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	A+	500	562,930
NJ Hlth - RWJ Barnabas	5.00%	7/1/2033	A+	1,000	1,131,350
NJ Hlth - RWJ Barnabas	5.00%	7/1/2043	A+	825	916,113
NJ Hlth - St Josephs Hlth	5.00%	7/1/2027	BBB-	100	111,414
NJ Hlth - St Josephs Hlth	5.00%	7/1/2041	BBB-	750	801,945
NJ Hlth - Trinitas Hsp	5.00%	7/1/2030	BBB	245	273,146
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,102,130
Total					11,627,153

Housing 1.41%

NJ EDA - Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,069,080
NJ Hsg and Mtg Fin Auth AMT	3.80%	10/1/2032	AA	200	200,456
Total					1,269,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations 20.34%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa3		$750	$787,102
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2029	AA		250	286,593
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2030	AA		250	286,000
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2024	BBB+		125	137,120
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2026	BBB+		210	227,071
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	BBB+		1,000	1,063,620
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2036	BBB+		500	537,020
NJ Ed Facs - Higher Ed Cap Impt	5.50%	9/1/2033	BBB+		410	459,102
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+		500	535,760
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,450	1,583,313
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		210	231,468
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		500	543,760
NJ EDA - Sch Facs	5.00%	3/1/2023	BBB+		110	119,100
NJ EDA - Sch Facs	5.00%	6/15/2024	BBB+		190	208,177
NJ EDA - Sch Facs	5.00%	3/1/2025	BBB+		195	209,206
NJ EDA - Sch Facs	5.00%	3/1/2026	BBB+		1,260	1,341,131
NJ EDA - Sch Facs	5.00%	6/15/2026	BBB+		125	136,719
NJ EDA - Sch Facs	5.00%	11/1/2027	BBB+		75	83,003
NJ EDA - Sch Facs	5.00%	3/1/2028	BBB+		240	253,970
NJ EDA - Sch Facs	5.00%	6/15/2029	A-	(c)	500	548,730
NJ EDA - Sch Facs	5.00%	6/15/2030	BBB+		130	138,592
NJ EDA - Sch Facs	5.00%	6/15/2031	BBB+		510	542,864
NJ EDA - Sch Facs	5.00%	6/15/2034	BBB+		205	216,978
NJ EDA - Sch Facs	5.00%	3/1/2035	BBB+		725	759,582
NJ EDA - Sch Facs	5.00%	6/15/2035	BBB+		250	269,070
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	300	321,678
NJ EDA - Sch Facs	5.25%	9/1/2026	BBB+		405	426,635
NJ EDA - Transit Proj	5.00%	11/1/2025	BBB+		500	551,140
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2038	BBB+		500	539,990
NJ Hlth - Hsp Asset Trans	5.75%	10/1/2031	BBB+		1,130	1,186,229
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+		1,500	840,855
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		1,000	392,960
NJ Trans Trust Fund	4.75%	6/15/2038	BBB+		660	687,324
NJ Trans Trust Fund	5.00%	6/15/2036	BBB+		270	283,495
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+		1,200	1,264,908
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+		205	220,154
PR Infra Fin Auth - Mepsi Campus(e)	6.50%	10/1/2037	NR		500	101,250
Total						18,321,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 0.81%

Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR	$1,300	$13,650
NJ EDA - Bancroft Neuro	5.00%	6/1/2041	NR	350	360,587
NJ EDA - Sch Facs	5.00%	3/1/2027	BBB+	330	350,084
Total					724,321

Special Tax 0.88%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	789,507

Tax Revenue 5.92%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	515	554,521
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	539,270
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,424,912
NJ Ed Facs - Princeton Univ	5.00%	7/1/2024	AAA	350	407,319
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	550	566,929
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	845	909,457
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	330	353,516
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	120	127,313
PR Corp Sales Tax(e)	5.00%	8/1/2035	Ca	1,000	450,000
Total					5,333,237

Tobacco 4.41%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	1,025	1,094,505
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB+	125	137,614
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	1,500	1,615,320
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,127,590
Total					3,975,029

Transportation 25.58%

DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	342,888
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,114,636
Delaware River Port Auth	5.00%	1/1/2022	A-	1,115	1,218,271
Delaware River Port Auth	5.00%	1/1/2024	A-	360	396,104
Delaware River Port Auth	5.00%	1/1/2028	A	525	588,840
Delaware River Port Auth	5.00%	1/1/2034	A	505	559,858
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	250	291,518
NJ EDA - Port Newark AMT	5.00%	10/1/2047	Ba1	750	810,450
NJ Tpk Auth	5.00%	1/1/2023	A+	40	45,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NJ Tpk Auth	5.00%	1/1/2027	A2	$100	$117,936
NJ Tpk Auth	5.00%	1/1/2030	NR	510	592,625
NJ Tpk Auth	5.00%	1/1/2030	A+	500	589,325
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,442,271
NJ Tpk Auth	5.00%	1/1/2033	NR	485	564,191
NJ Tpk Auth	5.00%	1/1/2034	A+	510	571,062
NJ Tpk Auth	5.00%	1/1/2034	NR	525	601,104
NJ Tpk Auth	5.00%	1/1/2035	A+	500	564,880
NJ Tpk Auth	5.00%	1/1/2037	NR	300	344,973
NJ Tpk Auth	5.00%	1/1/2040	NR	100	114,550
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	981,971
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,099,650
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	2,025	2,207,209
Port Auth NY & NJ	5.00%	12/1/2025	AA-	865	971,308
Port Auth NY & NJ	5.00%	10/15/2026	AA-	530	622,337
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	581,745
Port Auth NY & NJ AMT	5.00%	9/15/2029	AA-	100	117,087
Port Auth NY & NJ	5.00%	11/15/2033	AA-	500	588,260
Port Auth NY & NJ	5.00%	10/15/2035	AA-	500	579,620
Port Auth NY & NJ	5.00%	7/15/2038	AA-	400	469,624
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	160	175,386
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	80	87,693
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	455	495,486
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	500	572,295
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	350	404,058
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,109,480
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1	500	544,120
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	515	560,619
Total					23,038,435

Utilities 3.90%

Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	438,852
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	110,015
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,035,260
Passaic Valley Swr (NPFGC)	2.50%	12/1/2032	A3	715	633,855
PR Aqueduct & Swr Auth	6.00%	7/1/2044	CC	150	126,000
PR Elec Pwr Auth(e)	5.00%	7/1/2037	Ca	110	49,500
PR Elec Pwr Auth(e)	5.75%	7/1/2036	Ca	75	33,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth(e)	7.00%	7/1/2040	Ca	$100	$45,000
Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,042,750
Total					3,514,982
Total Municipal Bonds (cost $89,354,115)					88,455,056

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENTS 1.28%

Variable Rate Demand Notes

Education

NJ EDA - Lawrenceville Sch Proj (cost $1,150,000)	1.43%	7/2/2018	7/1/2026	Aa3	1,150	1,150,000

Total Investments in Securities 99.49% (cost $90,504,115)						89,605,056

Cash and Other Assets in Excess of Liabilities(k) 0.51%						461,517

Net Assets 100.00%						$90,066,573

Open Futures Contracts at June 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2018	4	Short	$(564,868)	$(580,000)	$(15,132)

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$88,455,056	$—	$88,455,056
Short-Term Investments
Variable Rate Demand Notes	—	1,150,000	—	1,150,000
Total	$—	$89,605,056	$—	$89,605,056
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(15,132)	—	—	(15,132)
Total	$(15,132)	$—	$—	$(15,132)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.53%

Corporate-Backed 9.67%

Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$273,677
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	250	269,358
JFK IAT - American Airlines AMT	5.00%	8/1/2031	BB-	3,500	3,674,790
Liberty Dev Corp - Goldman Sachs	5.25%	10/1/2035	A3	5,485	6,824,985
Liberty Dev Corp - Goldman Sachs	5.50%	10/1/2037	A3	1,955	2,528,030
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	BB-	750	750,405
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	BB-	900	900,603
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	5,975	6,345,569
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR	500	594,840
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa	1,015	1,112,775
NY Liberty Dev Corp - BoA Tower	5.625%	7/15/2047	AA	2,685	2,840,864
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	1,030	1,060,694
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	1,825	1,949,374
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	Baa1	1,525	1,526,266
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	1,025	1,189,810
Syracuse IDA - Carousel Ctr AMT	5.00%	1/1/2032	Baa1	2,000	2,172,900
Total					34,014,940

Education 11.11%

Buffalo & Erie IDC - Buffalo State College	5.75%	10/1/2026	A+	1,350	1,484,487
Build NYC Res Corp - Manhattan Clg	5.00%	8/1/2033	A-	1,125	1,280,565
Build NYC Res Corp - NY Law	5.00%	7/1/2041	BBB-	1,000	1,080,330
Build NYC Res Corp - Packer Collegiate	5.00%	6/1/2040	A3	1,000	1,094,560
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	865	891,962
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2033	Baa2	200	224,018
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2041	Baa2	200	221,056
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2046	Baa2	275	302,945
Dutchess Co LDC - Vassar College	5.00%	7/1/2034	AA-	250	289,588
Hempstead Town LDC - Hofstra Univ	5.00%	7/1/2042	A	500	566,935
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2034	BBB	825	917,095
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2037	BBB	630	697,252
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2039	BBB	500	551,760
Monroe Co IDA - Univ of Rochester	5.00%	7/1/2031	AA-	350	413,903
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB	205	226,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB		$250	$275,205
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB		220	241,461
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB		200	218,990
NY Dorm - Barnard Clg	5.00%	7/1/2028	A1		500	576,635
NY Dorm - Barnard Clg	5.00%	7/1/2029	A1		1,600	1,843,024
NY Dorm - Cornell Univ	5.00%	7/1/2040	Aa1		1,000	1,057,970
NY Dorm - Fordham Univ	5.00%	7/1/2035	A		550	626,835
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB		1,000	1,080,910
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,202,940
NY Dorm - NYU	5.00%	7/1/2028	Aa2		1,000	1,200,260
NY Dorm - NYU	5.00%	7/1/2029	Aa2		1,000	1,187,850
NY Dorm - Pace Univ	4.00%	5/1/2022	NR		25	27,016
NY Dorm - Pace Univ	5.00%	5/1/2023	NR		20	22,817
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-		880	977,742
NY Dorm - Pratt Institute	5.00%	7/1/2034	A3		1,035	1,147,794
NY Dorm - Pratt Institute	5.00%	7/1/2039	A3		1,010	1,138,098
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-		250	287,973
NY Dorm - St Johns Univ	5.00%	7/1/2037	A-		1,000	1,115,320
NY Dorm - SUNY Empire Commons	5.00%	5/1/2030	A		350	400,074
NY Dorm - SUNY Empire Commons	5.00%	5/1/2031	A		100	114,082
NY Dorm - SUNY Empire Commons	5.00%	5/1/2032	A		250	284,455
NY Dorm - The New School	5.00%	7/1/2028	A-		780	904,449
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(c)	1,500	1,629,885
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(c)	1,175	1,293,322
NY St Dorm Auth - PIT	5.00%	2/15/2041	AAA		3,000	3,441,870
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,107,160
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	A3		1,625	1,806,204
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A3		1,380	1,560,808
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,045,370
Total						39,059,717

General Obligation 7.23%

Erie CO GO	5.00%	9/15/2028	AA-		275	316,319
Jefferson Co - Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,201,760
Nassau Co GO	5.00%	1/1/2028	A+		1,500	1,720,605
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,140,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

NYC GO	4.00%	8/1/2034	AA		$2,085	$2,200,467
NYC GO	5.00%	8/1/2026	AA		1,750	2,040,797
NYC GO	5.00%	8/1/2026	AA		1,000	1,182,620
NYC GO	5.00%	8/1/2027	AA		1,700	1,958,502
NYC GO	5.00%	8/1/2027	AA		1,410	1,561,984
NYC GO	5.00%	8/1/2029	AA		3,000	3,500,070
NYC GO	5.00%	10/1/2034	AA		1,500	1,657,710
NYC GO	5.00%	10/1/2039	AA		1,000	1,155,140
NYC GO	5.00%	4/1/2045	AA		1,000	1,155,960
PR Comwlth GO(e)	5.00%	7/1/2027	Ca		65	27,788
PR Comwlth GO(e)	5.125%	7/1/2028	Ca		155	66,263
PR Comwlth GO(e)	5.375%	7/1/2030	Ca		4,185	1,768,162
PR Comwlth GO(e)	5.50%	7/1/2027	Ca		60	25,350
PR Comwlth GO(e)	6.125%	7/1/2033	Ca		170	71,825
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,682,008
Total						25,433,900

Health Care 9.22%

Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BBB+		300	344,328
Buffalo & Erie IDC - Orchard Park	5.00%	11/15/2037	BBB-	(c)	1,000	1,085,130
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	552,755
Dutchess Co LDC - Health Quest	5.00%	7/1/2035	A-		1,500	1,687,995
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,100,462
Monroe Co IDA - Rochester General Hospital	5.00%	12/1/2034	NR		250	280,205
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	A-		625	697,106
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,272,608
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	A-		375	409,841
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,140,960
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	526,970
NY Dorm - Mem Sloan Kettering	5.00%	7/1/2042	AA-		700	803,110
NY Dorm - Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(c)	750	768,150
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,145,244
NY Dorm - North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,137,820
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2032	A-		790	903,381
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2033	A-		760	865,017
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,118,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		$1,900	$2,144,435
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,050,740
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,093,564
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(c)	1,000	1,044,520
Suffolk Co IDA - Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		825	824,959
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	999,920
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,072,650
Westchester CO Hlth Care	5.00%	11/1/2033	BBB		1,000	1,095,490
Westchester CO Hlth Care	5.00%	11/1/2034	BBB		900	981,081
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		1,500	1,614,105
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		110	118,675
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		40	43,267
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		145	156,842
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(c)	1,250	1,337,013
Total						32,417,023

Housing 0.61%

NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,038,900
Westchester Co - SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,109,910
Total						2,148,810

Lease Obligations 7.05%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,054,010
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA		1,050	1,227,030
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,812,080
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,086,010
Hudson YardsHudson Yards	5.00%	2/15/2042	Aa3		1,035	1,180,987
Hudson Yards	5.00%	2/15/2031	Aa3		2,000	2,339,740
Hudson Yards	5.00%	2/15/2033	Aa3		1,060	1,229,483
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA+		2,265	2,129,145
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,726,140
NY Dorm - PIT	5.00%	2/15/2039	AAA		1,000	1,143,490
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+		1,000	1,089,680
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA		1,510	1,672,310
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA		1,425	1,548,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NYC TFA - Bldg Aid	5.00%	7/15/2032	AA	$1,000	$1,145,560
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA	2,005	2,313,369
PR Infra Fin Auth - Mepsi Campus(e)	6.50%	10/1/2037	NR	500	101,250
Total					24,798,732

Other Revenue 3.62%

Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2030	BBB-	2,500	2,869,900
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	BBB-	3,000	3,294,630
Brooklyn Arena LDC - Barclays Ctr	6.00%	7/15/2030	AA+	5	5,337
Build NYC Res Corp - YMCA	5.00%	8/1/2040	A-	500	544,355
Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-	1,370	1,456,529
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,126,860
Utility Debt Sec Auth - LIPA	5.00%	12/15/2037	AAA	1,115	1,274,869
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB+	1,100	1,143,175
Total					12,715,655

Special Tax 0.68%

NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	2,075	2,080,105
NYC IDA - Yankee Stadium (FGIC)	3.343% (CPI Based )	3/1/2026	Baa1	315	311,998
Total					2,392,103

Tax Revenue 14.38%

Hudson Yards	5.75%	2/15/2047	AA-	1,030	1,118,611
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,165,780
MTA NY - Dedicated Tax	5.25%	11/15/2031	AA	1,040	1,239,108
NY Dorm - PIT	5.00%	12/15/2025	AAA	1,000	1,122,130
NY Dorm - PIT	5.00%	3/15/2027	AAA	1,250	1,450,838
NY Dorm - PIT	5.00%	2/15/2034	AAA	1,250	1,413,400
NY Dorm - PIT	5.00%	3/15/2036	AAA	2,000	2,269,680
NY Dorm - PIT	5.00%	2/15/2039	AAA	1,500	1,710,015
NY Dorm - Sales Tax	5.00%	3/15/2026	AAA	1,000	1,166,730
NY Dorm - Sales Tax	5.00%	3/15/2043	AAA	2,025	2,322,999
NY St Dorm Auth - PIT	5.00%	2/15/2042	AAA	2,000	2,292,860
NY UDC - PIT	5.00%	12/15/2028	AAA	3,500	3,558,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

NY UDC - PIT	5.00%	3/15/2033	AAA	$2,010	$2,236,165
NY UDC - PIT	5.00%	3/15/2035	AAA	2,100	2,396,058
NY UDC - PIT	5.00%	3/15/2036	AAA	1,500	1,692,060
NY UDC - PIT	5.00%	3/15/2040	NR	1,000	1,151,890
NYC TFA	4.00%	5/1/2043	AAA	1,000	1,042,080
NYC TFA - Future Tax	5.00%	11/1/2023	AAA	1,000	1,147,600
NYC TFA - Future Tax	5.00%	2/1/2027	AAA	1,500	1,610,925
NYC TFA - Future Tax	5.00%	11/1/2030	AAA	2,000	2,348,800
NYC TFA - Future Tax	5.00%	11/1/2032	AAA	1,500	1,752,630
NYC TFA - Future Tax	5.00%	5/1/2034	AAA	125	128,415
NYC TFA - Future Tax	5.00%	5/1/2035	AAA	1,230	1,421,560
NYC TFA - Future Tax	5.00%	8/1/2037	AAA	1,800	2,034,108
NYC TFA - Future Tax	5.00%	8/1/2040	Aa1	2,510	2,889,060
NYC TFA - Future Tax	5.00%	8/1/2041	Aa1	1,500	1,725,240
NYC TFA - Future Tax	5.00%	2/1/2043	AAA	2,460	2,807,647
NYC TFA - Future Tax	5.00%	5/1/2043	AAA	1,125	1,287,990
PR Corp Sales Tax(e)	5.75%	8/1/2037	Ca	4,600	2,070,000
Total					50,572,584

Tobacco 4.09%

Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000	440,640
Monroe Tobacco	Zero Coupon	6/1/2061	NR	10,000	305,100
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,030	2,020,195
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,450	401,803
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-	1,335	1,437,915
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	A-	1,175	1,276,826
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,350	1,350,796
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	750	792,405
TSASC	5.00%	6/1/2034	A-	1,000	1,105,880
TSASC	5.00%	6/1/2035	A-	200	220,536
TSASC	5.00%	6/1/2036	A-	100	110,028
TSASC	5.00%	6/1/2041	BBB+	300	325,335
TSASC	5.00%	6/1/2048	NR	2,700	2,772,144
Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB+	1,750	1,804,845
Total					14,364,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 23.78%

Buffalo & Erie PBA - Peace Bridge	5.00%	1/1/2034	A+	$600	$689,880
Buffalo & Erie PBA - Peace Bridge	5.00%	1/1/2035	A+	1,355	1,554,686
Buffalo & Erie PBA - Peace Bridge	5.00%	1/1/2036	A+	695	795,747
MTA NY	5.00%	11/15/2023	A+	2,455	2,749,428
MTA NY	5.00%	11/15/2023	A+	1,000	1,130,010
MTA NY	5.00%	11/15/2027	A+	350	406,581
MTA NY	5.00%	11/15/2028	A+	705	829,658
MTA NY	5.00%	11/15/2028	A+	675	803,108
MTA NY	5.00%	11/15/2028	A+	2,025	2,404,768
MTA NY	5.00%	11/15/2029	A+	1,500	1,713,945
MTA NY	5.00%	11/15/2033	A+	1,000	1,165,040
MTA NY	5.00%	11/15/2041	A+	1,000	1,120,580
MTA NY	5.25%	11/15/2028	A+	3,740	4,370,414
MTA NY	5.25%	11/15/2029	A+	1,000	1,166,800
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	1,000	1,108,670
NY Bridge Auth	4.00%	1/1/2027	AA-	1,000	1,054,360
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	3,410	3,472,096
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	3,680	4,147,986
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	1,500	1,684,290
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	2,295	2,567,118
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	3,950	4,265,684
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	8,300	9,046,502
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	1,500	1,651,110
NY Twy Auth	5.00%	1/1/2032	A	1,750	1,976,065
NY Twy Auth	5.00%	1/1/2032	A	150	175,844
NY Twy Auth	5.00%	1/1/2036	A	1,760	1,946,472
NY Twy Auth	5.25%	1/1/2056	A-	1,000	1,132,080
Port Auth NY & NJ	4.00%	12/1/2022	AA-	1,560	1,684,738
Port Auth NY & NJ	5.00%	11/15/2042	AA-	1,250	1,448,362
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	170	177,200
Port Auth NY & NJ - JFK IAT	5.50%	12/1/2031	Baa1	295	319,181
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	875	959,140
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	1,190	1,304,430
Port Auth NY & NJ - JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	242,946
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	436,680
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,615	1,758,703
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-	1,615	1,728,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	$1,250	$1,355,688
Port Auth NY & NJ AMT	5.00%	10/15/2027	AA-	1,000	1,164,290
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	1,000	1,174,560
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	1,850	2,117,491
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	2,395	2,764,908
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,664,980
Port Auth NY & NJ AMT	5.00%	10/15/2033	AA-	1,000	1,141,770
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	1,000	1,124,860
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,342,963
Port Auth NY & NJ AMT	5.00%	9/15/2048	AA-	365	412,892
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	1,525	1,736,883
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	588,410
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	706,092
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,153,820
Total					83,638,379

Utilities 7.09%

Guam Pwr Auth	5.00%	10/1/2020	BBB	500	527,885
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	535,955
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	440,060
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,107,370
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,232,940
Long Island Power Auth	5.00%	9/1/2039	A-	1,000	1,111,700
Long Island Power Auth	5.00%	9/1/2047	A-	500	568,400
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,062,880
NYC Muni Water	5.00%	6/15/2035	AA+	1,550	1,732,404
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,893,286
NYC Muni Water	5.00%	6/15/2036	AA+	2,250	2,539,260
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	1,974,980
NYC Muni Water	5.00%	6/15/2040	AA+	1,250	1,458,975
NYC Muni Water	5.00%	6/15/2046	AA+	1,500	1,721,235
NYC Muni Water	5.00%	6/15/2048	AA+	1,000	1,152,820
NYC Muni Water	5.25%	6/15/2037	AA+	1,500	1,772,340
NYC Muni Water	5.25%	6/15/2047	AA+	1,000	1,170,900
PR Aqueduct & Swr Auth	6.00%	7/1/2044	CC	445	373,800
PR Elec Pwr Auth(e)	5.75%	7/1/2036	Ca	1,250	562,500
Total					24,939,690
Total Municipal Bonds 98.53% (cost $346,333,027)					346,495,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.24%

Variable Rate Demand Notes 0.24%

Tax Revenue

NYC TFA - Future Tax (cost $820,000)	1.70%	7/2/2018	11/1/2022	AAA	$820	$820,000

Total Investments in Securities 98.77% (cost $347,153,027)						347,315,981

Cash and Other Assets in Excess of Liabilities(k) 1.23%						4,338,445

Net Assets 100.00%						$351,654,426

Open Futures Contracts at June 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2018	15	Short	$(2,118,255)	$(2,175,000)	$(56,745)

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$346,495,981	$—	$346,495,981
Short-Term Investments
Variable Rate Demand Notes	—	820,000	—	820,000
Total	$—	$347,315,981	$—	$347,315,981
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(56,745)	—	—	(56,745)
Total	$(56,745)	$—	$—	$(56,745)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

See Notes to Schedule of Investments.

Footnotes to Schedule of Investments

AMT	Income from this security may be subject to Alternative Minimum Tax.
Auction Rate Based	Rates reset based on auctions, typically every 7,14, 28 or 35 days.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
GTD	Guaranteed.
LIBOR	London interbank Offered Rate
MUNIPSA	SIFMA Municipal Swap Index Yield
NR	Not Rated.
PSF	Permanent School Fund.
TCRS	Transferable Custodial Receipts.

#	Variable rate security. The interest rate shown is the rate in effect at June 30, 2018.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable rate is fixed to float: Rate remains fixed until designated future date.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis (See Note 2(d)).
(e)	Defaulted security (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.
(g)	Level 3 Investment as described in Note 2(f) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Level 3 Investment as described in Note 2(f) in the Notes to Financials. Security fair valued by the Pricing Committee.
(i)	Stub Rights issued in connection with a plan of reorganization.
(j)	Security is perpetual and has no stated maturity date.
(k)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
SIFMA	Securities Industry and Financial Markets Association
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)
Lord Abbett National Tax Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)
Lord Abbett California Tax Free Income Fund (“California”)
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)
Lord Abbett New York Tax Free Income Fund (“New York”)

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Schedule of Investments (unaudited)(continued)

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of June 30, 2018, as well as the average trust certificates for the period then ended June 30, 2018:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$—	—	$—	$—
Intermediate	1,250,000	1.54%	2,614,838	1,250,000
AMT Free	—	—	—	—
National	26,250,000	1.54% - 1.57%	56,666,688	26,250,000
High Yield	9,250,000	1.54%	18,996,840	9,250,000
Short Duration High Yield	—	—	—	—
California	—	—	—	—
New Jersey	—	—	—	—
New York	—	—	—	—

Notes to Schedule of Investments (unaudited)(continued)

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of June 30, 2018, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of June 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	$1,391,575,333	$5,315,708	$(5,047,153)	$268,555
Intermediate	4,095,669,653	108,200,211	(43,369,304)	64,830,907
AMT Free	182,375,071	6,609,167	(1,839,697)	4,769,470
National	1,965,652,994	95,019,774	(29,879,275)	65,140,499
High Yield	2,064,919,220	141,357,212	(101,118,133)	40,239,079
Short Duration High Yield	251,741,404	2,793,198	(1,026,026)	1,767,172
California	291,135,230	14,876,715	(1,883,344)	12,993,371
New Jersey	90,344,475	2,305,394	(3,059,945)	(754,551)
New York	346,978,616	7,380,235	(7,274,026)	280,620

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts futures and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Intermediate, AMT Free and California, entered into U.S. Treasury futures contracts during the period ended June 30, 2018 (as described in note 2(c)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of June 30, 2018:

Net Unrealized Depreciation as of June 30, 2018
Short Duration	$—
Intermediate	—
AMT Free	—
National	—
High Yield	(78,742)
Short Duration High Yield	(43,978)
California	—
New Jersey	(15,132)
New York	(56,745)

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 28, 2018